UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21852

Columbia Funds Series Trust II

(Exact name of registrant as specified in charter)

225 Franklin Street

Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, Massachusetts 02110

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: October 31

Date of reporting period: April 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SemiAnnual Report
April 30, 2018
Columbia Select Global Equity Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
The year 2017 was an extraordinary year in the financial markets. The S&P 500 Index didn’t experience a single down month and returned over 20%. Continuing this trend, January 2018 marked the fastest start for the index ever. Low volatility, which had been a feature of the U.S. equity market for several years, along with the surge in the S&P 500 Index, drove investor sentiment to very high levels. This arguably set the stage for an overdue correction, which we witnessed in February 2018.
A return to volatility
There have been few periods of market upheaval such as were experienced in the first part of 2018. While investors were taken by surprise by the sudden and pronounced market swings, the return to some level of volatility actually marked a resumption of relatively normal market conditions. Having said that, it’s important to distinguish between a good technical correction where excess enthusiasm in the marketplace is being let out, versus a real change in the underlying fundamentals – things like an underperforming economy or weaker corporate earnings. Our view is that the recent market volatility falls into the former category, and the fundamentals remain strong. We’re continuing to see improvements in global economic activity, and we’re seeing corporate earnings expectations continue to rise – and not just because of tax reform.
Consistency is more important than ever
It’s important to keep in mind that when it comes to long-term investing, it’s the destination, not the journey that matters most. If you have a financial goal that you’ve worked out with your financial advisor, and you have a good asset allocation plan to reach it, it’s a question of sticking with your plan rather than become focused on near-term volatility. Bouts of volatility are normal. After all, it’s hard to cross the ocean without hitting an occasional rough patch. You need to focus on the destination.
One final thought. In weathering volatility, it’s the consistency of the return that is essential. Investors who chase higher returns are usually the first to sell when an investment goes through a bad patch, and they therefore don’t tend to benefit from the recovery. More disciplined investors who perhaps panic less or not at all during periods of volatility, tend to have improved long-term results and are more likely to reach their financial goals. Nothing is more important to us than making sure those who have entrusted us to protect and grow their assets are able to do what matters most to them.
Your success is our priority. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for consistent, sustainable outcomes, no matter the market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Past performance is no guarantee of future results.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2018 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Select Global Equity Fund   |  Semiannual Report 2018

Columbia Select Global Equity Fund  |  Semiannual Report 2018

Fund at a Glance
(Unaudited)
Investment objective
Columbia Select Global Equity Fund (the Fund) seeks to provide shareholders with long-term capital growth.
Portfolio management
Threadneedle International Limited
David Dudding, CFA
Pauline Grange
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2018 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended April 30, 2018)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	05/29/90	5.98	17.60	10.09	5.20
	Including sales charges		-0.10	10.80	8.80	4.58
Advisor Class*		03/01/18	6.09	17.72	10.12	5.21
Class C	Excluding sales charges	06/26/00	5.53	16.66	9.27	4.40
	Including sales charges		4.53	15.66	9.27	4.40
Institutional Class*		09/27/10	6.04	17.81	10.35	5.39
Institutional 2 Class		12/11/06	6.11	17.93	10.53	5.65
Institutional 3 Class*		03/01/17	6.15	18.10	10.20	5.25
Class R		12/11/06	5.83	17.25	9.79	5.01
Class T	Excluding sales charges	12/01/06	5.96	17.52	10.04	5.19
	Including sales charges		3.27	14.62	9.47	4.92
MSCI ACWI (Net)			3.56	14.16	8.80	5.10
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The returns for Class T shares are shown with and without the maximum applicable sales charge of 2.50% per transaction. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The MSCI ACWI (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The index consists of 45 country indices comprising 24 developed and 21 emerging market country indices.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI ACWI (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Select Global Equity Fund | Semiannual Report 2018

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at April 30, 2018)
Microsoft Corp. (United States)	6.4
MasterCard, Inc., Class A (United States)	5.5
AIA Group Ltd. (Hong Kong)	5.1
Keyence Corp. (Japan)	4.7
Alphabet, Inc., Class A (United States)	4.5
British American Tobacco PLC (United Kingdom)	4.4
RELX NV (Netherlands)	4.2
HDFC Bank Ltd. (India)	4.1
Kotak Mahindra Bank Ltd. (India)	3.4
Amazon.com, Inc. (United States)	3.1
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Equity sector breakdown (%) (at April 30, 2018)
Consumer Discretionary	7.1
Consumer Staples	9.4
Financials	19.2
Health Care	13.5
Industrials	11.1
Information Technology	35.7
Real Estate	2.1
Telecommunication Services	1.9
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at April 30, 2018)
Belgium	1.4
Brazil	0.6
China	1.1
France	2.5
Germany	2.0
Hong Kong	5.0
India	7.5
Indonesia	0.6
Ireland	0.9
Japan	6.0
Netherlands	6.9
South Korea	2.1
Spain	1.9
Sweden	1.1
United Kingdom	8.3
United States(a)	52.1
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At April 30, 2018, the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.

Columbia Select Global Equity Fund | Semiannual Report 2018	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
November 1, 2017 — April 30, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,059.80	1,018.15	6.84	6.71	1.34
Advisor Class	1,000.00	1,000.00	1,021.70 (a)	1,019.44	1.76 (a)	5.41	1.08 (a)
Class C	1,000.00	1,000.00	1,055.30	1,014.43	10.65	10.44	2.09
Institutional Class	1,000.00	1,000.00	1,060.40	1,019.39	5.57	5.46	1.09
Institutional 2 Class	1,000.00	1,000.00	1,061.10	1,019.79	5.16	5.06	1.01
Institutional 3 Class	1,000.00	1,000.00	1,061.50	1,020.08	4.86	4.76	0.95
Class R	1,000.00	1,000.00	1,058.30	1,016.91	8.11	7.95	1.59
Class T	1,000.00	1,000.00	1,059.60	1,018.15	6.84	6.71	1.34
(a)	Based on operations from March 1, 2018 (commencement of operations) through the stated period end.
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
4	Columbia Select Global Equity Fund | Semiannual Report 2018

Portfolio of Investments
April 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.5%
Issuer	Shares	Value ($)
Belgium 1.4%
Anheuser-Busch InBev SA/NV	58,273	5,788,468
Brazil 0.6%
Pagseguro Digital Ltd., Class A(a)	80,743	2,683,090
China 1.1%
Alibaba Group Holding Ltd., ADR(a)	25,885	4,621,508
France 2.5%
Elis SA	445,286	10,649,598
Germany 2.0%
Adidas AG	34,412	8,457,417
Hong Kong 5.0%
AIA Group Ltd.	2,367,200	21,156,140
India 7.4%
HDFC Bank Ltd.	567,189	17,115,102
Kotak Mahindra Bank Ltd.	794,578	14,381,411
Total		31,496,513
Indonesia 0.6%
PT Bank Central Asia Tbk	1,503,800	2,377,933
Ireland 0.9%
Ryanair Holdings PLC, ADR(a)	33,728	3,709,068
Japan 5.9%
Keyence Corp.	32,300	19,695,881
Nihon M&A Center, Inc.	183,200	5,346,988
Total		25,042,869
Netherlands 6.9%
RELX NV	829,773	17,655,196
Unilever NV-CVA	200,859	11,514,960
Total		29,170,156
South Korea 2.1%
Samsung Electronics Co., Ltd.(b),(c)	3,605	8,909,185
Spain 1.9%
Cellnex Telecom SA	296,930	7,963,438
Sweden 1.1%
Atlas Copco AB, Class B	132,741	4,704,805
Common Stocks (continued)
Issuer	Shares	Value ($)
United Kingdom 8.2%
Aon PLC	74,119	10,559,734
British American Tobacco PLC	337,130	18,490,732
Genus PLC	41,159	1,423,437
InterContinental Hotels Group PLC	68,742	4,337,029
Total		34,810,932
United States 50.9%
Activision Blizzard, Inc.	129,225	8,574,079
Adobe Systems, Inc.(a)	55,842	12,374,587
Agilent Technologies, Inc.	62,532	4,110,854
Alphabet, Inc., Class A(a)	18,347	18,687,887
Amazon.com, Inc.(a)	8,194	12,832,869
Applied Materials, Inc.	101,066	5,019,948
Boston Scientific Corp.(a)	417,703	11,996,430
Broadcom, Inc.	36,610	8,399,066
Centene Corp.(a)	82,011	8,904,754
Charles Schwab Corp. (The)	114,506	6,375,694
Charter Communications, Inc., Class A(a)	14,404	3,907,661
Cooper Companies, Inc. (The)	35,881	8,206,344
Equinix, Inc.	20,460	8,609,363
Intercontinental Exchange, Inc.	110,535	8,009,366
MasterCard, Inc., Class A	127,782	22,779,697
Microsoft Corp.	287,605	26,896,820
NVIDIA Corp.	8,965	2,016,229
PepsiCo, Inc.	35,772	3,610,826
Thermo Fisher Scientific, Inc.	42,986	9,042,105
TransUnion (a)	64,133	4,162,873
UnitedHealth Group, Inc.	53,806	12,719,738
Visa, Inc., Class A	67,513	8,566,050
Total		215,803,240
Total Common Stocks (Cost $343,806,929)		417,344,360

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Global Equity Fund | Semiannual Report 2018	5

Portfolio of Investments  (continued)
April 30, 2018 (Unaudited)
Money Market Funds 0.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.889%(d),(e)	3,052,927	3,052,622
Total Money Market Funds (Cost $3,052,622)		3,052,622
Total Investments in Securities (Cost $346,859,551)		420,396,982
Other Assets & Liabilities, Net		3,500,560
Net Assets		$423,897,542
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At April 30, 2018, the value of these securities amounted to $8,909,185, which represents 2.10% of net assets.
(c)	Valuation based on significant unobservable inputs.
(d)	The rate shown is the seven-day current annualized yield at April 30, 2018.
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.889%
	5,709,951	68,222,518	(70,879,542)	3,052,927	(193)	—	52,645	3,052,622
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Select Global Equity Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
April 30, 2018 (Unaudited)
Fair value measurements  (continued)
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Belgium	—	5,788,468	—	—	5,788,468
Brazil	2,683,090	—	—	—	2,683,090
China	4,621,508	—	—	—	4,621,508
France	—	10,649,598	—	—	10,649,598
Germany	—	8,457,417	—	—	8,457,417
Hong Kong	—	21,156,140	—	—	21,156,140
India	—	31,496,513	—	—	31,496,513
Indonesia	—	2,377,933	—	—	2,377,933
Ireland	3,709,068	—	—	—	3,709,068
Japan	—	25,042,869	—	—	25,042,869
Netherlands	—	29,170,156	—	—	29,170,156
South Korea	—	—	8,909,185	—	8,909,185
Spain	—	7,963,438	—	—	7,963,438
Sweden	—	4,704,805	—	—	4,704,805
United Kingdom	10,559,734	24,251,198	—	—	34,810,932
United States	215,803,240	—	—	—	215,803,240
Total Common Stocks	237,376,640	171,058,535	8,909,185	—	417,344,360
Money Market Funds	—	—	—	3,052,622	3,052,622
Total Investments in Securities	237,376,640	171,058,535	8,909,185	3,052,622	420,396,982
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Global Equity Fund | Semiannual Report 2018	7

Portfolio of Investments  (continued)
April 30, 2018 (Unaudited)
Fair value measurements  (continued)
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between Levels 1 and 2 during the period.
Financial assets were transferred from Level 2 to Level 3 due to the utilization of unobservable market inputs. As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.
Transfers between levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
Investments in securities	Balance as of 10/31/2017 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 04/30/2018 ($)
Common Stocks	-	-	(22,116)	109,525	2,255,124	(843,458)	7,410,110	-	8,909,185
(a) Change in unrealized appreciation (depreciation) relating to securities held at April 30, 2018 was $109,525, which is comprised of Common Stocks of $109,525.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stock classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, discount rates observed in the market for similar assets as well as the movement in certain foreign or domestic market indices. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Select Global Equity Fund | Semiannual Report 2018

Statement of Assets and Liabilities
April 30, 2018 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $343,806,929)	$417,344,360
Affiliated issuers (cost $3,052,622)	3,052,622
Foreign currency (cost $147,473)	147,763
Receivable for:
Investments sold	3,935,873
Capital shares sold	149,532
Dividends	933,372
Foreign tax reclaims	323,842
Prepaid expenses	775
Other assets	29,221
Total assets	425,917,360
Liabilities
Payable for:
Investments purchased	1,239,274
Capital shares purchased	336,138
Foreign capital gains taxes deferred	221,306
Management services fees	30,416
Distribution and/or service fees	7,870
Transfer agent fees	38,756
Compensation of board members	104,858
Other expenses	41,200
Total liabilities	2,019,818
Net assets applicable to outstanding capital stock	$423,897,542
Represented by
Paid in capital	318,370,786
Excess of distributions over net investment income	(405,346)
Accumulated net realized gain	32,606,223
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	73,537,431
Foreign currency translations	9,754
Foreign capital gains tax	(221,306)
Total - representing net assets applicable to outstanding capital stock	$423,897,542
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Global Equity Fund | Semiannual Report 2018	9

Statement of Assets and Liabilities  (continued)
April 30, 2018 (Unaudited)
Class A
Net assets	$327,791,758
Shares outstanding	24,561,598
Net asset value per share	$13.35
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$14.16
Advisor Class
Net assets	$33,561
Shares outstanding	2,454
Net asset value per share	$13.68
Class C
Net assets	$13,365,629
Shares outstanding	1,124,082
Net asset value per share	$11.89
Institutional Class
Net assets	$26,924,728
Shares outstanding	1,993,867
Net asset value per share	$13.50
Institutional 2 Class
Net assets	$577,320
Shares outstanding	42,571
Net asset value per share	$13.56
Institutional 3 Class
Net assets	$55,014,356
Shares outstanding	4,100,628
Net asset value per share	$13.42
Class R
Net assets	$186,744
Shares outstanding	14,030
Net asset value per share	$13.31
Class T
Net assets	$3,446
Shares outstanding	257
Net asset value per share(a)	$13.40
Maximum sales charge	2.50%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge per transaction for Class T shares)	$13.74

(a)	Net asset value per share rounds to this amount due to fractional shares outstanding.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Select Global Equity Fund | Semiannual Report 2018

Statement of Operations
Six Months Ended April 30, 2018 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$2,564,536
Dividends — affiliated issuers	52,645
Interest	15
Foreign taxes withheld	(155,044)
Total income	2,462,152
Expenses:
Management services fees	1,839,744
Distribution and/or service fees
Class A	409,334
Class C	65,947
Class R	450
Class T	4
Transfer agent fees
Class A	230,734
Advisor Class(a)	6
Class C	9,293
Institutional Class	18,299
Institutional 2 Class	179
Institutional 3 Class	2,103
Class K	9
Class R	127
Class T	2
Plan administration fees
Class K	30
Compensation of board members	12,146
Custodian fees	18,844
Printing and postage fees	31,768
Registration fees	58,341
Audit fees	22,459
Legal fees	4,728
Compensation of chief compliance officer	42
Other	15,757
Total expenses	2,740,346
Fees waived by transfer agent
Institutional 2 Class	(18)
Institutional 3 Class	(662)
Total net expenses	2,739,666
Net investment loss	(277,514)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	36,208,826
Investments — affiliated issuers	(193)
Foreign currency translations	(131,227)
Net realized gain	36,077,406
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(11,092,863)
Foreign currency translations	12,724
Foreign capital gains tax	(213,852)
Net change in unrealized appreciation (depreciation)	(11,293,991)
Net realized and unrealized gain	24,783,415
Net increase in net assets resulting from operations	$24,505,901

(a)	Advisor Class shares are based on operations from March 1, 2018 (commencement of operations) through the stated period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Global Equity Fund | Semiannual Report 2018	11

Statement of Changes in Net Assets
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations
Net investment income (loss)	$(277,514)	$35,497
Net realized gain	36,077,406	20,889,589
Net change in unrealized appreciation (depreciation)	(11,293,991)	66,233,791
Net increase in net assets resulting from operations	24,505,901	87,158,877
Distributions to shareholders
Net investment income
Institutional Class	(52,404)	—
Institutional 2 Class	(1,498)	—
Institutional 3 Class	(188,840)	—
Class K	(36)	—
Net realized gains
Class A	(1,376,724)	—
Class C	(62,342)	—
Institutional Class	(108,078)	—
Institutional 2 Class	(2,163)	—
Institutional 3 Class	(231,040)	—
Class K	(138)	—
Class R	(752)	—
Class T	(14)	—
Total distributions to shareholders	(2,024,029)	—
Decrease in net assets from capital stock activity	(13,499,613)	(65,824,386)
Total increase in net assets	8,982,259	21,334,491
Net assets at beginning of period	414,915,283	393,580,792
Net assets at end of period	$423,897,542	$414,915,283
Undistributed (excess of distributions over) net investment income	$(405,346)	$114,946
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Select Global Equity Fund | Semiannual Report 2018

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	April 30, 2018 (Unaudited)(a)		October 31, 2017 (b)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	524,229	6,918,407	1,163,667	13,405,649
Distributions reinvested	105,124	1,354,000	—	—
Redemptions	(1,564,338)	(20,636,962)	(5,632,300)	(61,850,082)
Net decrease	(934,985)	(12,364,555)	(4,468,633)	(48,444,433)
Advisor Class
Subscriptions	2,454	34,218	—	—
Net increase	2,454	34,218	—	—
Class B
Subscriptions	—	—	218	2,171
Redemptions	—	—	(161,295)	(1,677,475)
Net decrease	—	—	(161,077)	(1,675,304)
Class C
Subscriptions	120,657	1,417,848	111,502	1,150,356
Distributions reinvested	5,327	61,311	—	—
Redemptions	(122,609)	(1,441,345)	(504,031)	(5,065,553)
Net increase (decrease)	3,375	37,814	(392,529)	(3,915,197)
Class I
Subscriptions	—	—	52,564	564,685
Redemptions	—	—	(6,373,239)	(70,220,728)
Net decrease	—	—	(6,320,675)	(69,656,043)
Institutional Class
Subscriptions	397,342	5,297,095	2,169,266	24,381,566
Distributions reinvested	12,017	156,456	—	—
Redemptions	(355,547)	(4,714,011)	(517,276)	(6,017,200)
Net increase	53,812	739,540	1,651,990	18,364,366
Institutional 2 Class
Subscriptions	11,828	159,490	39,510	474,172
Distributions reinvested	278	3,638	—	—
Redemptions	(4,664)	(61,211)	(18,845)	(213,690)
Net increase	7,442	101,917	20,665	260,482
Institutional 3 Class
Subscriptions	76,860	1,035,223	5,851,630	64,108,938
Distributions reinvested	32,472	419,857	—	—
Redemptions	(257,707)	(3,448,579)	(1,602,627)	(17,995,456)
Net increase (decrease)	(148,375)	(1,993,499)	4,249,003	46,113,482
Class K
Subscriptions	—	—	31,477	323,694
Distributions reinvested	12	159	—	—
Redemptions	(2,552)	(35,240)	(688,463)	(7,153,236)
Net decrease	(2,540)	(35,081)	(656,986)	(6,829,542)
Class R
Subscriptions	1,024	13,478	6,279	66,585
Distributions reinvested	25	326	—	—
Redemptions	(2,640)	(33,771)	(9,999)	(108,782)
Net decrease	(1,591)	(19,967)	(3,720)	(42,197)
Total net decrease	(1,020,408)	(13,499,613)	(6,081,962)	(65,824,386)

(a)	Advisor Class shares are based on operations from March 1, 2018 (commencement of operations) through the stated period end.
(b)	Institutional 3 Class shares are based on operations from March 1, 2017 (commencement of operations) through the stated period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Global Equity Fund | Semiannual Report 2018	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class A
Six Months Ended 4/30/2018 (Unaudited)	$12.65	(0.01)	0.76	0.75	—	(0.05)
Year Ended 10/31/2017	$10.12	(0.00) (d)	2.53	2.53	—	—
Year Ended 10/31/2016	$9.97	0.00 (d)	0.15	0.15	—	—
Year Ended 10/31/2015	$9.80	0.00 (d)	0.20	0.20	(0.03)	—
Year Ended 10/31/2014	$9.17	0.04	0.62	0.66	(0.03)	—
Year Ended 10/31/2013	$7.39	0.04	1.83	1.87	(0.09)	—
Advisor Class
Six Months Ended 4/30/2018 (Unaudited)(h)	$13.39	0.02	0.27	0.29	—	—
Class C
Six Months Ended 4/30/2018 (Unaudited)	$11.32	(0.05)	0.67	0.62	—	(0.05)
Year Ended 10/31/2017	$9.12	(0.08)	2.28	2.20	—	—
Year Ended 10/31/2016	$9.06	(0.07)	0.13	0.06	—	—
Year Ended 10/31/2015	$8.94	(0.07)	0.19	0.12	—	—
Year Ended 10/31/2014	$8.40	(0.03)	0.57	0.54	—	—
Year Ended 10/31/2013	$6.78	(0.02)	1.68	1.66	(0.04)	—
Institutional Class
Six Months Ended 4/30/2018 (Unaudited)	$12.81	0.01	0.76	0.77	(0.03)	(0.05)
Year Ended 10/31/2017	$10.22	0.04	2.55	2.59	—	—
Year Ended 10/31/2016	$10.05	0.02	0.15	0.17	—	—
Year Ended 10/31/2015	$9.87	0.02	0.21	0.23	(0.05)	—
Year Ended 10/31/2014	$9.23	0.06	0.63	0.69	(0.05)	—
Year Ended 10/31/2013	$7.45	0.06	1.84	1.90	(0.12)	—
Institutional 2 Class
Six Months Ended 4/30/2018 (Unaudited)	$12.87	0.01	0.77	0.78	(0.04)	(0.05)
Year Ended 10/31/2017	$10.26	0.02	2.59	2.61	—	—
Year Ended 10/31/2016	$10.07	0.04	0.15	0.19	—	—
Year Ended 10/31/2015	$9.90	0.04	0.20	0.24	(0.07)	—
Year Ended 10/31/2014	$9.25	0.09	0.63	0.72	(0.07)	—
Year Ended 10/31/2013	$7.46	0.08	1.84	1.92	(0.13)	—
Institutional 3 Class
Six Months Ended 4/30/2018 (Unaudited)	$12.74	0.01	0.77	0.78	(0.05)	(0.05)
Year Ended 10/31/2017(i)	$10.85	0.03	1.86	1.89	—	—
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Select Global Equity Fund | Semiannual Report 2018

Total distributions to shareholders	Proceeds from regulatory settlements	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.05)	—	$13.35	5.98%	1.34% (c)	1.34% (c)	(0.17%) (c)	46%	$327,792
—	—	$12.65	25.00%	1.37% (e)	1.37% (e),(f)	(0.04%)	72%	$322,569
—	—	$10.12	1.50%	1.40%	1.40% (f)	0.01%	66%	$303,338
(0.03)	0.00 (d)	$9.97	2.00% (g)	1.42%	1.42% (f)	(0.03%)	132%	$328,090
(0.03)	—	$9.80	7.25%	1.45%	1.45% (f)	0.39%	63%	$355,168
(0.09)	—	$9.17	25.62%	1.51%	1.45% (f)	0.48%	46%	$360,041

—	—	$13.68	2.17%	1.08% (c)	1.08% (c)	0.85% (c)	46%	$34

(0.05)	—	$11.89	5.53%	2.09% (c)	2.09% (c)	(0.92%) (c)	46%	$13,366
—	—	$11.32	24.12%	2.12% (e)	2.12% (e),(f)	(0.78%)	72%	$12,686
—	—	$9.12	0.66%	2.15%	2.15% (f)	(0.75%)	66%	$13,808
—	0.00 (d)	$9.06	1.34% (g)	2.17%	2.17% (f)	(0.78%)	132%	$15,511
—	—	$8.94	6.43%	2.20%	2.20% (f)	(0.36%)	63%	$16,682
(0.04)	—	$8.40	24.52%	2.26%	2.20% (f)	(0.26%)	46%	$17,250

(0.08)	—	$13.50	6.04%	1.09% (c)	1.09% (c)	0.08% (c)	46%	$26,925
—	—	$12.81	25.34%	1.13%	1.13% (f)	0.33%	72%	$24,854
—	—	$10.22	1.69%	1.15%	1.15% (f)	0.24%	66%	$2,945
(0.05)	0.00 (d)	$10.05	2.33% (g)	1.17%	1.17% (f)	0.21%	132%	$2,297
(0.05)	—	$9.87	7.55%	1.21%	1.21% (f)	0.62%	63%	$3,360
(0.12)	—	$9.23	25.74%	1.26%	1.20% (f)	0.72%	46%	$2,760

(0.09)	—	$13.56	6.11%	1.02% (c)	1.01% (c)	0.18% (c)	46%	$577
—	—	$12.87	25.44%	1.03% (e)	1.03% (e)	0.20%	72%	$452
—	—	$10.26	1.89%	1.00%	1.00%	0.40%	66%	$148
(0.07)	0.00 (d)	$10.07	2.43% (g)	1.01%	1.01%	0.43%	132%	$156
(0.07)	—	$9.90	7.83%	1.00%	1.00%	0.96%	63%	$3
(0.13)	—	$9.25	26.06%	1.03%	1.00%	0.92%	46%	$3

(0.10)	—	$13.42	6.15%	0.95% (c)	0.95% (c)	0.21% (c)	46%	$55,014
—	—	$12.74	17.42%	0.97% (c)	0.97% (c)	0.43% (c)	72%	$54,121
Columbia Select Global Equity Fund | Semiannual Report 2018	15

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class R
Six Months Ended 4/30/2018 (Unaudited)	$12.63	(0.03)	0.76	0.73	—	(0.05)
Year Ended 10/31/2017	$10.13	(0.04)	2.54	2.50	—	—
Year Ended 10/31/2016	$10.01	(0.02)	0.14	0.12	—	—
Year Ended 10/31/2015	$9.84	(0.03)	0.20	0.17	(0.00) (d)	—
Year Ended 10/31/2014	$9.20	0.01	0.64	0.65	(0.01)	—
Year Ended 10/31/2013	$7.44	0.02	1.84	1.86	(0.10)	—
Class T
Six Months Ended 4/30/2018 (Unaudited)	$12.70	(0.01)	0.76	0.75	—	(0.05)
Year Ended 10/31/2017	$10.17	(0.01)	2.54	2.53	—	—
Year Ended 10/31/2016	$10.02	(0.01)	0.16	0.15	—	—
Year Ended 10/31/2015	$9.86	(0.01)	0.19	0.18	(0.02)	—
Year Ended 10/31/2014	$9.22	0.04	0.63	0.67	(0.03)	—
Year Ended 10/31/2013	$7.44	0.04	1.84	1.88	(0.10)	—

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Rounds to zero.
(e)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by the percentages shown for each class in the table below. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.

Year Ended	Class A	Class C	Institutional 2 Class	Class R	Class T
10/31/2017	0.02%	0.02%	0.01%	0.02%	0.02%

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.
(g)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.
(h)	Advisor Class shares commenced operations on March 1, 2018. Per share data and total return reflect activity from that date.
(i)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Select Global Equity Fund | Semiannual Report 2018

Total distributions to shareholders	Proceeds from regulatory settlements	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.05)	—	$13.31	5.83%	1.59% (c)	1.59% (c)	(0.42%) (c)	46%	$187
—	—	$12.63	24.68%	1.62% (e)	1.62% (e),(f)	(0.32%)	72%	$197
—	—	$10.13	1.20%	1.65%	1.65% (f)	(0.24%)	66%	$196
(0.00) (d)	0.00 (d)	$10.01	1.74% (g)	1.67%	1.67% (f)	(0.28%)	132%	$181
(0.01)	—	$9.84	7.10%	1.70%	1.70% (f)	0.12%	63%	$123
(0.10)	—	$9.20	25.19%	1.77%	1.70% (f)	0.20%	46%	$142

(0.05)	—	$13.40	5.96%	1.34% (c)	1.34% (c)	(0.19%) (c)	46%	$3
—	—	$12.70	24.88%	1.37% (e)	1.37% (e),(f)	(0.04%)	72%	$3
—	—	$10.17	1.50%	1.40%	1.40% (f)	(0.00%) (d)	66%	$3
(0.02)	0.00 (d)	$10.02	1.87% (g)	1.49%	1.49% (f)	(0.10%)	132%	$3
(0.03)	—	$9.86	7.32%	1.49%	1.47% (f)	0.41%	63%	$3
(0.10)	—	$9.22	25.51%	1.54%	1.45% (f)	0.47%	46%	$3
Columbia Select Global Equity Fund | Semiannual Report 2018	17

Notes to Financial Statements
April 30, 2018 (Unaudited)
Note 1. Organization
Columbia Select Global Equity Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
Advisor Class shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus. Advisor Class shares commenced operations on March 1, 2018.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.
Institutional Class shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
Institutional 2 Class shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus.
Institutional 3 Class shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus. Institutional 3 Class shares commenced operations on March 1, 2017.
The Fund no longer accepts investments by existing investors in Class K shares. When available, Class K shares were not subject to sales charges and were made available only to existing investors in Class K shares. On March 9, 2018, Class K shares were redeemed or exchanged for Advisor Class shares of the Fund in a tax free transaction that had no impact on fees and expenses paid by the shareholders.
Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.
Class T shares are subject to a maximum front-end sales charge of 2.50% per transaction and must be purchased through financial intermediaries that, by written agreement with Columbia Management Investment Distributors, Inc., are specifically authorized to sell Class T shares.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income
18	Columbia Select Global Equity Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
April 30, 2018 (Unaudited)
and expenses during the reporting period. Actual results could differ from those estimates. The Fund received a reimbursement for expenses overbilled by a third party. Such reimbursement is included as an offset to other expenses on the Statement of Operations. All fee waivers and expense reimbursements by Columbia Management Investment Advisers, LLC and its affiliates were applied before giving effect to the third party reimbursement.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Columbia Select Global Equity Fund | Semiannual Report 2018	19

Notes to Financial Statements  (continued)
April 30, 2018 (Unaudited)
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
20	Columbia Select Global Equity Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
April 30, 2018 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadviser (see Subadvisory agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.88% to 0.62% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended April 30, 2018 was 0.87% of the Fund’s average daily net assets.
Subadvisory agreement
The Investment Manager has entered into a Subadvisory Agreement with Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and an indirect wholly-owned subsidiary of Ameriprise Financial, to serve as the subadviser to the Fund. The Investment Manager compensates Threadneedle to manage the investment of the Fund’s assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
Columbia Select Global Equity Fund | Semiannual Report 2018	21

Notes to Financial Statements  (continued)
April 30, 2018 (Unaudited)
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Class K, Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07%, 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. Effective March 1, 2018 through February 28, 2019, Institutional 2 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.05% and Institutional 3 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.00% of the average daily net assets attributable to each share class.
For the six months ended April 30, 2018, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.14
Advisor Class	0.14
Class C	0.14
Institutional Class	0.14
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class K	0.03 (a)
Class R	0.14
Class T	0.12

(a)	Unannualized.
The Fund and certain other associated investment companies have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). SDC was the legacy Seligman funds’ former transfer agent.
The lease and the Guaranty expire in January 2019. At April 30, 2018, the Fund’s total potential future obligation over the life of the Guaranty is $2,439. The liability remaining at April 30, 2018 for non-recurring charges associated with the lease amounted to $1,031 and is recorded as a part of the payable for other expenses in the Statement of Assets and Liabilities.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2018, no minimum account balance fees were charged by the Fund.
Plan administration fees
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services. As a result of all Class K shares of the Fund being redeemed or exchanged for Advisor Class shares, March 9, 2018 was the last day the Fund paid a plan administration fee for Class K shares.
22	Columbia Select Global Equity Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
April 30, 2018 (Unaudited)
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25%, 1.00%, 0.50% and 0.25% of the Fund’s average daily net assets attributable to Class A, Class C, Class R and Class T shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and 0.25% can be reimbursed for shareholder servicing expenses. For Class R shares, of the 0.50% fee, up to 0.25% can be reimbursed for shareholder servicing expenses. For Class T shares, of the 0.25% fee, up to 0.25% can be reimbursed for distribution and/or shareholder servicing expenses.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $1,349,000 for Class C shares. This amount is based on the most recent information available as of March 31, 2018, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended April 30, 2018, if any, are listed below:
Amount ($)
Class A	93,626
Class C	294
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	March 1, 2018 through February 28, 2019	Prior to March 1, 2018
Class A	1.38%	1.40%
Advisor Class	1.13	-
Class C	2.13	2.15
Institutional Class	1.13	1.15
Institutional 2 Class	1.03	1.075
Institutional 3 Class	0.98	1.025
Class R	1.63	1.65
Class T	1.38	1.40
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Reflected in the contractual cap commitment, effective March 1, 2018 through February 28, 2019, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.05% for Institutional 2
Columbia Select Global Equity Fund | Semiannual Report 2018	23

Notes to Financial Statements  (continued)
April 30, 2018 (Unaudited)
Class and 0.00% for Institutional 3 Class of the average daily net assets attributable to each share class, unless sooner terminated at the sole discretion of the Board of Trustees. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At April 30, 2018, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
346,860,000	80,601,000	(7,064,000)	73,537,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at October 31, 2017, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
2018 ($)	2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
—	2,817,302	—	—	2,817,302
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $192,670,671 and $205,263,450, respectively, for the six months ended April 30, 2018. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is
24	Columbia Select Global Equity Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
April 30, 2018 (Unaudited)
charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended April 30, 2018.
Note 8. Significant risks
Foreign securities and emerging market countries risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.
Shareholder concentration risk
At April 30, 2018, affiliated shareholders of record owned 80.7% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Technology and technology-related investment risk
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates
Columbia Select Global Equity Fund | Semiannual Report 2018	25

Notes to Financial Statements  (continued)
April 30, 2018 (Unaudited)
to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
26	Columbia Select Global Equity Fund | Semiannual Report 2018

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
Columbia Select Global Equity Fund | Semiannual Report 2018	27

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Columbia Select Global Equity Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2018 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus .com/investor/
SAR155_10_H01_(06/18)

SemiAnnual Report
April 30, 2018
Columbia Contrarian Europe Fund
(formerly Columbia European Equity Fund)
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
The year 2017 was an extraordinary year in the financial markets. The S&P 500 Index didn’t experience a single down month and returned over 20%. Continuing this trend, January 2018 marked the fastest start for the index ever. Low volatility, which had been a feature of the U.S. equity market for several years, along with the surge in the S&P 500 Index, drove investor sentiment to very high levels. This arguably set the stage for an overdue correction, which we witnessed in February 2018.
A return to volatility
There have been few periods of market upheaval such as were experienced in the first part of 2018. While investors were taken by surprise by the sudden and pronounced market swings, the return to some level of volatility actually marked a resumption of relatively normal market conditions. Having said that, it’s important to distinguish between a good technical correction where excess enthusiasm in the marketplace is being let out, versus a real change in the underlying fundamentals – things like an underperforming economy or weaker corporate earnings. Our view is that the recent market volatility falls into the former category, and the fundamentals remain strong. We’re continuing to see improvements in global economic activity, and we’re seeing corporate earnings expectations continue to rise – and not just because of tax reform.
Consistency is more important than ever
It’s important to keep in mind that when it comes to long-term investing, it’s the destination, not the journey that matters most. If you have a financial goal that you’ve worked out with your financial advisor, and you have a good asset allocation plan to reach it, it’s a question of sticking with your plan rather than become focused on near-term volatility. Bouts of volatility are normal. After all, it’s hard to cross the ocean without hitting an occasional rough patch. You need to focus on the destination.
One final thought. In weathering volatility, it’s the consistency of the return that is essential. Investors who chase higher returns are usually the first to sell when an investment goes through a bad patch, and they therefore don’t tend to benefit from the recovery. More disciplined investors who perhaps panic less or not at all during periods of volatility, tend to have improved long-term results and are more likely to reach their financial goals. Nothing is more important to us than making sure those who have entrusted us to protect and grow their assets are able to do what matters most to them.
Your success is our priority. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for consistent, sustainable outcomes, no matter the market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Past performance is no guarantee of future results.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2018 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Contrarian Europe Fund   |  Semiannual Report 2018

Columbia Contrarian Europe Fund  |  Semiannual Report 2018

Fund at a Glance
(Unaudited)
Investment objective
Columbia Contrarian Europe Fund (the Fund) seeks to provide shareholders with capital appreciation.
Portfolio management
Threadneedle International Limited
Dan Ison
Ann Steele
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2018 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended April 30, 2018)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	06/26/00	0.09	12.33	5.59	4.08
	Including sales charges		-5.63	5.93	4.36	3.46
Advisor Class*		01/08/14	0.14	12.60	5.81	4.19
Class C	Excluding sales charges	06/26/00	-0.36	11.52	4.81	3.29
	Including sales charges		-1.34	10.52	4.81	3.29
Institutional Class*		09/27/10	0.28	12.76	5.88	4.32
Institutional 2 Class*		01/08/14	0.21	12.76	5.92	4.24
Institutional 3 Class*		03/01/16	0.26	12.83	5.77	4.17
Class T*	Excluding sales charges	06/18/12	0.09	12.40	5.62	4.08
	Including sales charges		-2.41	9.57	5.09	3.82
MSCI Europe Index (Net)			2.47	13.65	6.05	1.88
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The returns for Class T shares are shown with and without the maximum applicable sales charge of 2.50% per transaction. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The MSCI Europe Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of the developed markets in Europe.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI Europe Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Contrarian Europe Fund | Semiannual Report 2018

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at April 30, 2018)
Unilever PLC (United Kingdom)	4.3
Fresenius Medical Care AG & Co. KGaA (Germany)	3.3
Novo Nordisk A/S, Class B (Denmark)	3.2
RELX NV (Netherlands)	3.2
Imperial Brands PLC (United Kingdom)	3.1
Allianz SE, Registered Shares (Germany)	3.1
SAP SE (Germany)	3.1
Sampo OYJ, Class A (Finland)	3.0
Prudential PLC (United Kingdom)	3.0
ASML Holding NV (Netherlands)	2.8
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Equity sector breakdown (%) (at April 30, 2018)
Consumer Discretionary	12.2
Consumer Staples	12.7
Energy	2.3
Financials	19.2
Health Care	13.1
Industrials	20.1
Information Technology	11.0
Materials	7.5
Telecommunication Services	1.9
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at April 30, 2018)
Belgium	4.2
Denmark	3.2
Finland	3.0
France	10.1
Germany	17.4
Ireland	6.4
Italy	5.1
Netherlands	6.8
Norway	1.6
Spain	7.0
Sweden	5.9
Switzerland	2.2
United Kingdom	27.1
United States(a)	0.0 (b)
Total	100.0

(a)	Includes investments in Money Market Funds.
(b)	Rounds to zero.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Columbia Contrarian Europe Fund | Semiannual Report 2018	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
November 1, 2017 — April 30, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,000.90	1,018.10	6.70	6.76	1.35
Advisor Class	1,000.00	1,000.00	1,001.40	1,019.29	5.51	5.56	1.11
Class C	1,000.00	1,000.00	996.40	1,014.38	10.39	10.49	2.10
Institutional Class	1,000.00	1,000.00	1,002.80	1,019.34	5.46	5.51	1.10
Institutional 2 Class	1,000.00	1,000.00	1,002.10	1,019.79	5.01	5.06	1.01
Institutional 3 Class	1,000.00	1,000.00	1,002.60	1,020.08	4.72	4.76	0.95
Class T	1,000.00	1,000.00	1,000.90	1,018.25	6.55	6.61	1.32
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia Contrarian Europe Fund | Semiannual Report 2018

Portfolio of Investments
April 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.5%
Issuer	Shares	Value ($)
Belgium 4.1%
Anheuser-Busch InBev SA/NV	65,566	6,512,908
KBC Group NV	115,072	10,004,359
Total		16,517,267
Denmark 3.1%
Novo Nordisk A/S, Class B	266,512	12,533,512
Finland 3.0%
Sampo OYJ, Class A	220,966	11,950,205
France 10.0%
Airbus Group SE	62,259	7,308,157
Dassault Systemes	71,153	9,220,717
Essilor International Cie Generale d’Optique SA	67,929	9,278,337
LVMH Moet Hennessy Louis Vuitton SE	28,157	9,798,975
VINCI SA	43,167	4,315,995
Total		39,922,181
Germany 15.7%
Adidas AG	41,415	10,178,540
Allianz SE, Registered Shares	51,781	12,247,440
Continental AG	37,108	9,883,152
Fresenius Medical Care AG & Co. KGaA	128,972	13,086,898
LANXESS AG	68,433	5,069,129
SAP SE	109,952	12,216,289
Total		62,681,448
Ireland 6.4%
Kingspan Group PLC	188,411	8,532,190
Ryanair Holdings PLC, ADR(a)	98,953	10,881,861
Smurfit Kappa Group PLC	140,160	5,937,549
Total		25,351,600
Italy 5.0%
Moncler SpA	107,449	4,842,930
Pirelli & C. SpA(a),(b)	480,986	4,167,241
Prysmian SpA	126,840	3,728,719
UniCredit SpA	339,179	7,353,378
Total		20,092,268
Common Stocks (continued)
Issuer	Shares	Value ($)
Netherlands 6.8%
ASML Holding NV	58,700	11,175,527
Ferrari NV	26,646	3,268,848
RELX NV	588,984	12,531,895
Total		26,976,270
Norway 1.5%
DNB ASA	331,372	6,197,104
Spain 6.9%
Amadeus IT Group SA, Class A	106,175	7,746,508
Cellnex Telecom SA	280,254	7,516,200
Grifols SA	220,395	6,179,381
Industria de Diseno Textil SA	193,468	5,997,158
Total		27,439,247
Sweden 5.9%
Atlas Copco AB, Class A	273,914	10,711,775
Intrum Justitia AB	141,507	3,755,146
Volvo AB B Shares	523,808	8,876,648
Total		23,343,569
Switzerland 2.2%
Sika AG	1,207	8,758,268
United Kingdom 26.9%
3i Group PLC	647,415	8,356,936
ConvaTec Group PLC(b)	3,579,691	10,656,763
Galiform PLC	613,272	4,013,841
Imperial Brands PLC	346,312	12,390,916
John Wood Group PLC	1,147,284	8,943,031
Prudential PLC	457,909	11,774,694
Reckitt Benckiser Group PLC	103,348	8,107,448
Rio Tinto PLC	181,805	9,909,449
Schroders PLC	175,932	7,959,260
Sophos Group PLC(b)	483,799	3,303,491
Unilever PLC	304,701	17,091,299
Weir Group PLC (The)	157,401	4,605,840
Total		107,112,968
Total Common Stocks (Cost $337,582,415)		388,875,907
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Contrarian Europe Fund | Semiannual Report 2018	5

Portfolio of Investments  (continued)
April 30, 2018 (Unaudited)
Preferred Stocks 1.5%
Issuer	Shares	Value ($)
Germany 1.5%
Henkel AG & Co. KGaA	47,717	6,064,102
Total Preferred Stocks (Cost $6,660,173)		6,064,102

Money Market Funds 0.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.889%(c),(d)	493	493
Total Money Market Funds (Cost $493)		493
Total Investments in Securities (Cost $344,243,081)		394,940,502
Other Assets & Liabilities, Net		3,797,817
Net Assets		$398,738,319
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At April 30, 2018, the value of these securities amounted to $18,127,495, which represents 4.55% of net assets.
(c)	The rate shown is the seven-day current annualized yield at April 30, 2018.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.889%
	2,139,499	39,464,376	(41,603,382)	493	753	—	18,353	493
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Contrarian Europe Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
April 30, 2018 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Belgium	—	16,517,267	—	—	16,517,267
Denmark	—	12,533,512	—	—	12,533,512
Finland	—	11,950,205	—	—	11,950,205
France	—	39,922,181	—	—	39,922,181
Germany	—	62,681,448	—	—	62,681,448
Ireland	10,881,861	14,469,739	—	—	25,351,600
Italy	—	20,092,268	—	—	20,092,268
Netherlands	—	26,976,270	—	—	26,976,270
Norway	—	6,197,104	—	—	6,197,104
Spain	—	27,439,247	—	—	27,439,247
Sweden	—	23,343,569	—	—	23,343,569
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Contrarian Europe Fund | Semiannual Report 2018	7

Portfolio of Investments  (continued)
April 30, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Switzerland	—	8,758,268	—	—	8,758,268
United Kingdom	—	107,112,968	—	—	107,112,968
Total Common Stocks	10,881,861	377,994,046	—	—	388,875,907
Preferred Stocks
Germany	—	6,064,102	—	—	6,064,102
Total Preferred Stocks	—	6,064,102	—	—	6,064,102
Money Market Funds	—	—	—	493	493
Total Investments in Securities	10,881,861	384,058,148	—	493	394,940,502
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Contrarian Europe Fund | Semiannual Report 2018

Statement of Assets and Liabilities
April 30, 2018 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $344,242,588)	$394,940,009
Affiliated issuers (cost $493)	493
Foreign currency (cost $89,455)	89,420
Receivable for:
Capital shares sold	176,602
Dividends	2,738,863
Foreign tax reclaims	1,534,089
Expense reimbursement due from Investment Manager	147
Prepaid expenses	764
Other assets	23,006
Total assets	399,503,393
Liabilities
Due to custodian	206,399
Payable for:
Capital shares purchased	422,586
Management services fees	28,714
Distribution and/or service fees	2,923
Transfer agent fees	26,767
Compensation of board members	40,440
Other expenses	37,245
Total liabilities	765,074
Net assets applicable to outstanding capital stock	$398,738,319
Represented by
Paid in capital	353,648,114
Undistributed net investment income	846,347
Accumulated net realized loss	(6,428,089)
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	50,697,421
Foreign currency translations	(25,474)
Total - representing net assets applicable to outstanding capital stock	$398,738,319
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Contrarian Europe Fund | Semiannual Report 2018	9

Statement of Assets and Liabilities  (continued)
April 30, 2018 (Unaudited)
Class A
Net assets	$86,436,999
Shares outstanding	11,806,448
Net asset value per share	$7.32
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$7.77
Advisor Class
Net assets	$2,420,130
Shares outstanding	331,972
Net asset value per share	$7.29
Class C
Net assets	$13,722,184
Shares outstanding	1,924,604
Net asset value per share	$7.13
Institutional Class
Net assets	$88,866,069
Shares outstanding	12,181,256
Net asset value per share	$7.30
Institutional 2 Class
Net assets	$429,777
Shares outstanding	58,542
Net asset value per share	$7.34
Institutional 3 Class
Net assets	$206,860,788
Shares outstanding	28,936,206
Net asset value per share	$7.15
Class T
Net assets	$2,372
Shares outstanding	326
Net asset value per share(a)	$7.29
Maximum sales charge	2.50%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge per transaction for Class T shares)	$7.48

(a)	Net asset value per share rounds to this amount due to fractional shares outstanding.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Contrarian Europe Fund | Semiannual Report 2018

Statement of Operations
Six Months Ended April 30, 2018 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$6,105,053
Dividends — affiliated issuers	18,353
Foreign taxes withheld	(675,967)
Total income	5,447,439
Expenses:
Management services fees	1,758,706
Distribution and/or service fees
Class A	110,280
Class C	71,108
Class T	3
Transfer agent fees
Class A	67,742
Advisor Class	1,321
Class C	10,919
Institutional Class	67,537
Institutional 2 Class	146
Institutional 3 Class	8,037
Class K	1
Class T	2
Plan administration fees
Class K	4
Compensation of board members	9,739
Custodian fees	24,999
Printing and postage fees	15,386
Registration fees	62,552
Audit fees	28,445
Legal fees	4,664
Line of credit interest	306
Compensation of chief compliance officer	41
Other	8,561
Total expenses	2,250,499
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(9,338)
Total net expenses	2,241,161
Net investment income	3,206,278
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	20,405,360
Investments — affiliated issuers	753
Foreign currency translations	109,927
Net realized gain	20,516,040
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(22,852,138)
Foreign currency translations	(7,012)
Net change in unrealized appreciation (depreciation)	(22,859,150)
Net realized and unrealized loss	(2,343,110)
Net increase in net assets resulting from operations	$863,168
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Contrarian Europe Fund | Semiannual Report 2018	11

Statement of Changes in Net Assets
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations
Net investment income	$3,206,278	$5,314,930
Net realized gain	20,516,040	3,975,599
Net change in unrealized appreciation (depreciation)	(22,859,150)	87,325,141
Net increase in net assets resulting from operations	863,168	96,615,670
Distributions to shareholders
Net investment income
Class A	(1,381,286)	(2,197,533)
Advisor Class	(20,195)	(4,384)
Class B	—	(5,301)
Class C	(147,186)	(202,021)
Class I	—	(5,442,983)
Institutional Class	(1,528,986)	(1,320,204)
Institutional 2 Class	(7,549)	(6,565)
Institutional 3 Class	(4,031,132)	(65)
Class K	(64)	(71)
Class T	(38)	(41)
Total distributions to shareholders	(7,116,436)	(9,179,168)
Increase (decrease) in net assets from capital stock activity	4,253,909	(106,013,558)
Total decrease in net assets	(1,999,359)	(18,577,056)
Net assets at beginning of period	400,737,678	419,314,734
Net assets at end of period	$398,738,319	$400,737,678
Undistributed net investment income	$846,347	$4,756,505
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Contrarian Europe Fund | Semiannual Report 2018

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	April 30, 2018 (Unaudited)		October 31, 2017
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	804,953	5,968,199	1,673,834	11,161,737
Distributions reinvested	187,962	1,368,366	375,156	2,187,162
Redemptions	(1,141,223)	(8,464,191)	(9,466,725)	(58,603,873)
Net decrease	(148,308)	(1,127,626)	(7,417,735)	(45,254,974)
Advisor Class
Subscriptions	279,822	2,083,444	51,521	372,612
Distributions reinvested	2,780	20,152	748	4,337
Redemptions	(13,229)	(97,235)	(31,640)	(195,622)
Net increase	269,373	2,006,361	20,629	181,327
Class B
Subscriptions	—	—	328	2,201
Distributions reinvested	—	—	908	5,274
Redemptions	—	—	(82,246)	(536,025)
Net decrease	—	—	(81,010)	(528,550)
Class C
Subscriptions	93,879	688,500	269,969	1,772,239
Distributions reinvested	19,502	138,659	32,798	187,276
Redemptions	(214,205)	(1,547,134)	(1,217,238)	(7,432,135)
Net decrease	(100,824)	(719,975)	(914,471)	(5,472,620)
Class I
Subscriptions	—	—	162,517	987,439
Distributions reinvested	—	—	933,607	5,442,929
Redemptions	—	—	(40,119,598)	(250,360,112)
Net decrease	—	—	(39,023,474)	(243,929,744)
Institutional Class
Subscriptions	1,452,122	10,686,655	5,757,707	36,208,156
Distributions reinvested	208,875	1,514,344	222,413	1,289,997
Redemptions	(778,224)	(5,730,852)	(3,954,162)	(25,968,998)
Net increase	882,773	6,470,147	2,025,958	11,529,155
Institutional 2 Class
Subscriptions	2,207	16,634	24,795	159,860
Distributions reinvested	1,028	7,505	1,116	6,516
Redemptions	(664)	(4,884)	(12,473)	(80,081)
Net increase	2,571	19,255	13,438	86,295
Institutional 3 Class
Subscriptions	281,142	2,037,848	34,380,358	211,181,184
Distributions reinvested	567,757	4,031,073	—	—
Redemptions	(1,159,917)	(8,459,204)	(5,133,560)	(33,805,656)
Net increase (decrease)	(311,018)	(2,390,283)	29,246,798	177,375,528
Class K
Distributions reinvested	3	24	5	25
Redemptions	(538)	(3,994)	—	—
Net increase (decrease)	(535)	(3,970)	5	25
Total net increase (decrease)	594,032	4,253,909	(16,129,862)	(106,013,558)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Contrarian Europe Fund | Semiannual Report 2018	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class A
Six Months Ended 4/30/2018 (Unaudited)	$7.43	0.05	(0.04)	0.01	(0.12)	—
Year Ended 10/31/2017	$5.92	0.07	1.57	1.64	(0.13)	—
Year Ended 10/31/2016	$6.96	0.10	(0.86)	(0.76)	(0.08)	(0.20)
Year Ended 10/31/2015	$7.05	0.08	0.16	0.24	(0.12)	(0.21)
Year Ended 10/31/2014	$7.55	0.13	(0.29)	(0.16)	(0.06)	(0.28)
Year Ended 10/31/2013	$5.94	0.07	1.66	1.73	(0.09)	(0.03)
Advisor Class
Six Months Ended 4/30/2018 (Unaudited)	$7.41	0.09	(0.08)	0.01	(0.13)	—
Year Ended 10/31/2017	$5.90	0.06	1.59	1.65	(0.14)	—
Year Ended 10/31/2016	$6.94	0.12	(0.87)	(0.75)	(0.09)	(0.20)
Year Ended 10/31/2015	$7.03	0.11	0.15	0.26	(0.14)	(0.21)
Year Ended 10/31/2014(f)	$7.59	0.10	(0.66)	(0.56)	—	—
Class C
Six Months Ended 4/30/2018 (Unaudited)	$7.23	0.02	(0.05)	(0.03)	(0.07)	—
Year Ended 10/31/2017	$5.75	0.02	1.54	1.56	(0.08)	—
Year Ended 10/31/2016	$6.77	0.06	(0.86)	(0.80)	(0.02)	(0.20)
Year Ended 10/31/2015	$6.86	0.02	0.17	0.19	(0.07)	(0.21)
Year Ended 10/31/2014	$7.37	0.07	(0.28)	(0.21)	(0.02)	(0.28)
Year Ended 10/31/2013	$5.82	(0.00) (g)	1.64	1.64	(0.06)	(0.03)
Institutional Class
Six Months Ended 4/30/2018 (Unaudited)	$7.41	0.06	(0.04)	0.02	(0.13)	—
Year Ended 10/31/2017	$5.90	0.10	1.55	1.65	(0.14)	—
Year Ended 10/31/2016	$6.94	0.11	(0.86)	(0.75)	(0.09)	(0.20)
Year Ended 10/31/2015	$7.04	0.08	0.17	0.25	(0.14)	(0.21)
Year Ended 10/31/2014	$7.53	0.14	(0.28)	(0.14)	(0.07)	(0.28)
Year Ended 10/31/2013	$5.94	0.09	1.65	1.74	(0.12)	(0.03)
Institutional 2 Class
Six Months Ended 4/30/2018 (Unaudited)	$7.46	0.06	(0.04)	0.02	(0.14)	—
Year Ended 10/31/2017	$5.94	0.10	1.57	1.67	(0.15)	—
Year Ended 10/31/2016	$6.99	0.13	(0.88)	(0.75)	(0.10)	(0.20)
Year Ended 10/31/2015	$7.08	0.12	0.15	0.27	(0.15)	(0.21)
Year Ended 10/31/2014(h)	$7.63	0.09	(0.64)	(0.55)	—	—
Institutional 3 Class
Six Months Ended 4/30/2018 (Unaudited)	$7.27	0.06	(0.04)	0.02	(0.14)	—
Year Ended 10/31/2017	$5.79	0.13	1.50	1.63	(0.15)	—
Year Ended 10/31/2016(i)	$5.87	0.12	(0.20)	(0.08)	—	—
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Contrarian Europe Fund | Semiannual Report 2018

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.12)	$7.32	0.09%	1.35% (c),(d)	1.35% (c),(d)	1.34% (c)	36%	$86,437
(0.13)	$7.43	28.21%	1.39%	1.38% (e)	1.01%	55%	$88,861
(0.28)	$5.92	(11.25%)	1.36%	1.36% (e)	1.68%	55%	$114,672
(0.33)	$6.96	3.61%	1.35% (d)	1.35% (d),(e)	1.14%	63%	$189,670
(0.34)	$7.05	(2.33%)	1.37%	1.37%	1.74%	64%	$163,706
(0.12)	$7.55	29.57%	1.42%	1.42% (e)	1.03%	73%	$100,943

(0.13)	$7.29	0.14%	1.11% (c),(d)	1.11% (c),(d)	2.36% (c)	36%	$2,420
(0.14)	$7.41	28.67%	1.14%	1.13% (e)	1.00%	55%	$464
(0.29)	$5.90	(11.05%)	1.09%	1.09% (e)	1.87%	55%	$248
(0.35)	$6.94	3.90%	1.10% (d)	1.10% (d),(e)	1.51%	63%	$6,800
—	$7.03	(7.38%)	1.12% (c)	1.12% (c)	1.69% (c)	64%	$53

(0.07)	$7.13	(0.36%)	2.10% (c),(d)	2.10% (c),(d)	0.56% (c)	36%	$13,722
(0.08)	$7.23	27.47%	2.14%	2.13% (e)	0.36%	55%	$14,637
(0.22)	$5.75	(12.02%)	2.11%	2.11% (e)	0.92%	55%	$16,919
(0.28)	$6.77	2.84%	2.10% (d)	2.10% (d),(e)	0.36%	63%	$29,009
(0.30)	$6.86	(3.08%)	2.12%	2.12%	1.00%	64%	$26,264
(0.09)	$7.37	28.58%	2.15%	2.15% (e)	(0.05%)	73%	$13,322

(0.13)	$7.30	0.28%	1.10% (c),(d)	1.10% (c),(d)	1.64% (c)	36%	$88,866
(0.14)	$7.41	28.65%	1.14%	1.13% (e)	1.52%	55%	$83,748
(0.29)	$5.90	(11.06%)	1.11%	1.11% (e)	1.85%	55%	$54,741
(0.35)	$6.94	3.75%	1.11% (d)	1.11% (d),(e)	1.18%	63%	$57,916
(0.35)	$7.04	(2.01%)	1.12%	1.12%	1.92%	64%	$115,755
(0.15)	$7.53	29.83%	1.17%	1.17% (e)	1.34%	73%	$107,086

(0.14)	$7.34	0.21%	1.02% (c),(d)	1.01% (c),(d)	1.73% (c)	36%	$430
(0.15)	$7.46	28.78%	1.03%	1.03%	1.49%	55%	$418
(0.30)	$5.94	(10.99%)	0.99%	0.99%	2.13%	55%	$253
(0.36)	$6.99	4.03%	0.98% (d)	0.98% (d)	1.68%	63%	$184
—	$7.08	(7.21%)	0.98% (c)	0.98% (c)	1.51% (c)	64%	$50

(0.14)	$7.15	0.26%	0.95% (c),(d)	0.95% (c),(d)	1.73% (c)	36%	$206,861
(0.15)	$7.27	28.94%	0.98%	0.98%	2.02%	55%	$212,604
—	$5.79	(1.36%)	0.92% (c)	0.92% (c)	2.91% (c)	55%	$2
Columbia Contrarian Europe Fund | Semiannual Report 2018	15

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class T
Six Months Ended 4/30/2018 (Unaudited)	$7.40	0.05	(0.04)	0.01	(0.12)	—
Year Ended 10/31/2017	$5.89	0.07	1.57	1.64	(0.13)	—
Year Ended 10/31/2016	$6.93	0.10	(0.86)	(0.76)	(0.08)	(0.20)
Year Ended 10/31/2015	$7.02	0.08	0.17	0.25	(0.13)	(0.21)
Year Ended 10/31/2014	$7.52	0.12	(0.28)	(0.16)	(0.06)	(0.28)
Year Ended 10/31/2013	$5.94	0.07	1.65	1.72	(0.11)	(0.03)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include line of credit interest expense which is less than 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Advisor Class shares commenced operations on January 8, 2014. Per share data and total return reflect activity from that date.
(g)	Rounds to zero.
(h)	Institutional 2 Class shares commenced operations on January 8, 2014. Per share data and total return reflect activity from that date.
(i)	Institutional 3 Class shares commenced operations on March 1, 2016. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Contrarian Europe Fund | Semiannual Report 2018

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.12)	$7.29	0.09%	1.32% (c),(d)	1.32% (c),(d)	1.38% (c)	36%	$2
(0.13)	$7.40	28.36%	1.42%	1.37% (e)	1.15%	55%	$2
(0.28)	$5.89	(11.26%)	1.35%	1.35% (e)	1.64%	55%	$2
(0.34)	$6.93	3.65%	1.30% (d)	1.30% (d),(e)	1.20%	63%	$2
(0.34)	$7.02	(2.37%)	1.35%	1.35%	1.62%	64%	$2
(0.14)	$7.52	29.42%	1.46%	1.46% (e)	1.09%	73%	$4
Columbia Contrarian Europe Fund | Semiannual Report 2018	17

Notes to Financial Statements
April 30, 2018 (Unaudited)
Note 1. Organization
Columbia Contrarian Europe Fund (formerly known as Columbia European Equity Fund) (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Effective January 22, 2018, Columbia European Equity Fund was renamed Columbia Contrarian Europe Fund.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
Advisor Class shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.
Institutional Class shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
Institutional 2 Class shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus.
Institutional 3 Class shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus.
The Fund no longer accepts investments by existing investors in Class K shares. When available, Class K shares were not subject to sales charges and were made available only to existing investors in Class K shares. On March 9, 2018, Class K shares were redeemed or exchanged for Advisor Class shares of the Fund in a tax free transaction that had no impact on fees and expenses paid by the shareholders.
Class T shares are subject to a maximum front-end sales charge of 2.50% per transaction and must be purchased through financial intermediaries that, by written agreement with Columbia Management Investment Distributors, Inc., are specifically authorized to sell Class T shares.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
18	Columbia Contrarian Europe Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
April 30, 2018 (Unaudited)
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Columbia Contrarian Europe Fund | Semiannual Report 2018	19

Notes to Financial Statements  (continued)
April 30, 2018 (Unaudited)
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date.
20	Columbia Contrarian Europe Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
April 30, 2018 (Unaudited)
The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadviser (see Subadvisory agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.88% to 0.62% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended April 30, 2018 was 0.87% of the Fund’s average daily net assets.
Subadvisory agreement
The Investment Manager has entered into a Subadvisory Agreement with Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and an indirect wholly-owned subsidiary of Ameriprise Financial, to serve as the subadviser to the Fund. The Investment Manager compensates Threadneedle to manage the investment of the Fund’s assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
Columbia Contrarian Europe Fund | Semiannual Report 2018	21

Notes to Financial Statements  (continued)
April 30, 2018 (Unaudited)
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Class K, Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07%, 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended April 30, 2018, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.15
Advisor Class	0.15
Class C	0.15
Institutional Class	0.15
Institutional 2 Class	0.07
Institutional 3 Class	0.01
Class K	0.02 (a)
Class T	0.15

(a)	Unannualized.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2018, no minimum account balance fees were charged by the Fund.
Plan administration fees
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services. As a result of all Class K shares of the Fund being redeemed or exchanged for Advisor Class shares, March 9, 2018 was the last day the Fund paid a plan administration fee for Class K shares.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25%, 1.00% and 0.25% of the Fund’s average daily net assets attributable to Class A, Class C and Class T shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses. For Class T shares, of the 0.25% fee, up to 0.25% can be reimbursed for distribution and/or shareholder servicing expenses.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $168,000 for Class C shares. This amount is based on the most recent information available as of March 31, 2018, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended April 30, 2018, if any, are listed below:
Amount ($)
Class A	66,136
Class C	106
22	Columbia Contrarian Europe Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
April 30, 2018 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	March 1, 2018 through February 28, 2019	Prior to March 1, 2018
Class A	1.35%	1.37%
Advisor Class	1.10	1.12
Class C	2.10	2.12
Institutional Class	1.10	1.12
Institutional 2 Class	1.01	1.065
Institutional 3 Class	0.95	1.015
Class T	1.35	1.37
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes, but the Fund’s net operating expenses shall not exceed the contractual annual rates listed in the table above. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At April 30, 2018, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
344,243,000	60,998,000	(10,300,000)	50,698,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at October 31, 2017, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
Columbia Contrarian Europe Fund | Semiannual Report 2018	23

Notes to Financial Statements  (continued)
April 30, 2018 (Unaudited)
2018 ($)	2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
—	—	13,732,246	12,752,690	26,484,936
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $145,467,184 and $146,594,560, respectively, for the six months ended April 30, 2018. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
For the six months ended April 30, 2018, the average daily loan balance outstanding on days when borrowing existed was $1,900,000 at a weighted average interest rate of 2.90%. Interest expense incurred by the Fund is recorded as a line of credit interest expense in the Statement of Operations. The Fund had no outstanding borrowings at April 30, 2018.
Note 8. Significant risks
Foreign securities and emerging market countries risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.
24	Columbia Contrarian Europe Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
April 30, 2018 (Unaudited)
Geographic concentration risk
The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in Europe. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. In addition, the private and public sectors’ debt problems of a single European Union (EU) country can pose significant economic risks to the EU as a whole. As a result, the Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not concentrate in this region of the world.
Industrial sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the industrials sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the industrials sector are subject to certain risks, including changes in supply and demand for their specific product or service and for industrial sector products in general, including decline in demand for such products due to rapid technological developments and frequent new product introduction. Performance of such companies may be affected by factors including government regulation, world events and economic conditions and risks for environmental damage and product liability claims.
Shareholder concentration risk
At April 30, 2018, affiliated shareholders of record owned 90.1% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Contrarian Europe Fund | Semiannual Report 2018	25

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
26	Columbia Contrarian Europe Fund | Semiannual Report 2018

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Columbia Contrarian Europe Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2018 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus .com/investor/
SAR147_10_H01_(06/18)

SemiAnnual Report
April 30, 2018
Columbia Seligman Global Technology Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
The year 2017 was an extraordinary year in the financial markets. The S&P 500 Index didn’t experience a single down month and returned over 20%. Continuing this trend, January 2018 marked the fastest start for the index ever. Low volatility, which had been a feature of the U.S. equity market for several years, along with the surge in the S&P 500 Index, drove investor sentiment to very high levels. This arguably set the stage for an overdue correction, which we witnessed in February 2018.
A return to volatility
There have been few periods of market upheaval such as were experienced in the first part of 2018. While investors were taken by surprise by the sudden and pronounced market swings, the return to some level of volatility actually marked a resumption of relatively normal market conditions. Having said that, it’s important to distinguish between a good technical correction where excess enthusiasm in the marketplace is being let out, versus a real change in the underlying fundamentals – things like an underperforming economy or weaker corporate earnings. Our view is that the recent market volatility falls into the former category, and the fundamentals remain strong. We’re continuing to see improvements in global economic activity, and we’re seeing corporate earnings expectations continue to rise – and not just because of tax reform.
Consistency is more important than ever
It’s important to keep in mind that when it comes to long-term investing, it’s the destination, not the journey that matters most. If you have a financial goal that you’ve worked out with your financial advisor, and you have a good asset allocation plan to reach it, it’s a question of sticking with your plan rather than become focused on near-term volatility. Bouts of volatility are normal. After all, it’s hard to cross the ocean without hitting an occasional rough patch. You need to focus on the destination.
One final thought. In weathering volatility, it’s the consistency of the return that is essential. Investors who chase higher returns are usually the first to sell when an investment goes through a bad patch, and they therefore don’t tend to benefit from the recovery. More disciplined investors who perhaps panic less or not at all during periods of volatility, tend to have improved long-term results and are more likely to reach their financial goals. Nothing is more important to us than making sure those who have entrusted us to protect and grow their assets are able to do what matters most to them.
Your success is our priority. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for consistent, sustainable outcomes, no matter the market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Past performance is no guarantee of future results.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2018 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Seligman Global Technology Fund   |  Semiannual Report 2018

Columbia Seligman Global Technology Fund  |  Semiannual Report 2018

Fund at a Glance
(Unaudited)
Investment objective
Columbia Seligman Global Technology Fund (the Fund) seeks to provide shareholders with long-term capital appreciation.
Portfolio management
Paul Wick
Lead Portfolio Manager
Managed Fund since 1994
Shekhar Pramanick
Portfolio Manager
Managed Fund since 2014
Sanjay Devgan
Technology Team Member
Managed Fund since 2014
Jeetil Patel
Technology Team Member
Managed Fund since 2015
Christopher Boova
Technology Team Member
Managed Fund since 2016
Vimal Patel
Technology Team Member
Managed Fund since January 2018
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2018 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended April 30, 2018)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	05/23/94	-1.36	14.63	20.91	12.89
	Including sales charges		-7.04	8.03	19.48	12.23
Advisor Class*		11/08/12	-1.22	14.95	21.21	13.05
Class C	Excluding sales charges	05/27/99	-1.71	13.79	20.01	12.05
	Including sales charges		-2.62	12.79	20.01	12.05
Institutional Class*		09/27/10	-1.21	14.95	21.21	13.12
Institutional 2 Class*		08/03/09	-1.20	14.99	21.37	13.27
Institutional 3 Class*		03/01/17	-1.17	15.09	21.02	12.94
Class R		04/30/03	-1.46	14.35	20.61	12.60
MSCI World Information Technology Index (Net)			4.61	24.40	18.58	11.03
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The MSCI World Information Technology Index (Net) is a free float-adjusted market capitalization index designed to measure information technology stock performance in the global developed equity market.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI World Information Technology Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Seligman Global Technology Fund | Semiannual Report 2018

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at April 30, 2018)
Lam Research Corp. (United States)	8.2
Micron Technology, Inc. (United States)	6.8
Broadcom, Inc. (United States)	5.9
Apple, Inc. (United States)	5.1
Synopsys, Inc. (United States)	3.7
Applied Materials, Inc. (United States)	3.4
Western Digital Corp. (United States)	3.1
Nuance Communications, Inc. (United States)	3.0
Xerox Corp. (United States)	2.9
Visa, Inc., Class A (United States)	2.7
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Equity sector breakdown (%) (at April 30, 2018)
Consumer Discretionary	0.9
Health Care	1.1
Information Technology	98.0
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Equity sub-industry breakdown (%) (at April 30, 2018)
Information Technology
Application Software	9.8
Communications Equipment	2.3
Data Processing & Outsourced Services	5.5
Electronic Equipment & Instruments	1.7
Internet Software & Services	11.4
IT Consulting & Other Services	1.1
Semiconductor Equipment	13.7
Semiconductors	32.1
Systems Software	7.0
Technology Hardware, Storage & Peripherals	13.4
Total	98.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at April 30, 2018)
Brazil	1.6
China	1.4
Israel	1.7
South Korea	2.0
United States(a)	93.3
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At April 30, 2018, the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.
Summary of investments in securities by industry (%) (at April 30, 2018)
Biotechnology	1.1
Communications Equipment	2.3
Electronic Equipment, Instruments & Components	1.7
Internet & Direct Marketing Retail	0.9
Internet Software & Services	11.3
IT Services	6.6
Semiconductors & Semiconductor Equipment	45.4
Software	16.7
Technology Hardware, Storage & Peripherals	13.3
Money Market Funds	0.7
Total	100.0
Percentages indicated are based upon net assets. The Fund’s portfolio composition is subject to change.

Columbia Seligman Global Technology Fund | Semiannual Report 2018	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
November 1, 2017 — April 30, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	986.40	1,018.30	6.45	6.56	1.31
Advisor Class	1,000.00	1,000.00	987.80	1,019.54	5.22	5.31	1.06
Class C	1,000.00	1,000.00	982.90	1,014.58	10.13	10.29	2.06
Institutional Class	1,000.00	1,000.00	987.90	1,019.54	5.22	5.31	1.06
Institutional 2 Class	1,000.00	1,000.00	988.00	1,019.74	5.03	5.11	1.02
Institutional 3 Class	1,000.00	1,000.00	988.30	1,019.93	4.83	4.91	0.98
Class R	1,000.00	1,000.00	985.40	1,017.01	7.73	7.85	1.57
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
4	Columbia Seligman Global Technology Fund | Semiannual Report 2018

Portfolio of Investments
April 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.3%
Issuer	Shares	Value ($)
Brazil 1.6%
Pagseguro Digital Ltd., Class A(a)	567,268	18,850,316
China 1.3%
Alibaba Group Holding Ltd., ADR(a)	29,600	5,284,784
Ctrip.com International Ltd., ADR(a)	81,500	3,333,350
JD.com, Inc., ADR(a)	122,300	4,465,173
Secoo Holding Ltd., ADR(a)	269,787	2,800,389
Total		15,883,696
Israel 1.7%
Orbotech Ltd.(a)	346,814	20,260,874
South Korea 2.0%
Hugel, Inc.(a)	28,436	13,347,690
SK Hynix, Inc.	127,419	10,020,744
Total		23,368,434
United States 92.7%
Adobe Systems, Inc.(a)	25,600	5,672,960
Advanced Energy Industries, Inc.(a)	25,000	1,488,750
Alphabet, Inc., Class A(a)	26,100	26,584,938
Alphabet, Inc., Class C(a)	28,143	28,630,718
Apple, Inc.	357,785	59,127,549
Applied Materials, Inc.	790,100	39,244,267
Arris International PLC(a)	750,875	20,273,625
Broadcom, Inc.	302,896	69,490,400
Cavium, Inc.(a)	260,299	19,525,028
Cisco Systems, Inc.	82,700	3,662,783
CommScope Holding Co., Inc.(a)	61,700	2,358,174
Cornerstone OnDemand, Inc.(a)	134,400	5,931,072
Cypress Semiconductor Corp.	562,669	8,203,714
DocuSign, Inc.(a)	31,434	1,214,295
DXC Technology Co.	119,392	12,304,540
eBay, Inc.(a)	668,200	25,311,416
Electronics for Imaging, Inc.(a)	704,002	19,500,855
Euronet Worldwide, Inc.(a)	113,074	8,832,210
Facebook, Inc., Class A(a)	129,300	22,239,600
Fidelity National Information Services, Inc.	50,200	4,767,494
Fortinet, Inc.(a)	316,060	17,497,082
Common Stocks (continued)
Issuer	Shares	Value ($)
GoDaddy, Inc., Class A(a)	92,900	5,997,624
Inphi Corp.(a)	511,525	14,619,384
Integrated Device Technology, Inc.(a)	893,842	24,875,623
Lam Research Corp.	515,093	95,323,111
Lattice Semiconductor Corp.(a)	2,076,726	11,255,855
LogMeIn, Inc.	98,177	10,819,105
Lumentum Holdings, Inc.(a)	10,400	524,680
Marvell Technology Group Ltd.	1,121,000	22,487,260
Maxim Integrated Products, Inc.	280,866	15,307,197
Microchip Technology, Inc.	370,200	30,970,932
Micron Technology, Inc.(a)	1,726,400	79,379,872
Microsoft Corp.	169,400	15,842,288
NetApp, Inc.	104,000	6,924,320
Nuance Communications, Inc.(a)	2,409,457	35,467,207
Okta, Inc.(a)	39,609	1,695,661
ON Semiconductor Corp.(a)	552,504	12,199,288
Oracle Corp.	683,000	31,192,610
Qorvo, Inc.(a)	444,304	29,946,090
SailPoint Technologies Holding, Inc.(a)	127,371	3,068,367
Salesforce.com, Inc.(a)	128,633	15,563,307
Splunk, Inc.(a)	61,061	6,267,912
Synaptics, Inc.(a)	606,770	26,406,630
Synopsys, Inc.(a)	500,011	42,755,941
Teradyne, Inc.	732,554	23,844,633
TiVo Corp.	1,019,300	14,423,095
Verint Systems, Inc.(a)	195,400	8,226,340
Visa, Inc., Class A	252,300	32,011,824
Western Digital Corp.	462,300	36,424,617
Xerox Corp.	1,093,100	34,377,995
Total		1,090,060,238
Total Common Stocks (Cost $827,462,212)		1,168,423,558

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Seligman Global Technology Fund | Semiannual Report 2018	5

Portfolio of Investments  (continued)
April 30, 2018 (Unaudited)
Money Market Funds 0.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.889%(b),(c)	8,575,059	8,574,201
Total Money Market Funds (Cost $8,574,611)		8,574,201
Total Investments in Securities (Cost $836,036,823)		1,176,997,759
Other Assets & Liabilities, Net		(530,333)
Net Assets		$1,176,467,426
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at April 30, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.889%
	31,818,736	150,504,244	(173,747,921)	8,575,059	(1,243)	(1,360)	95,258	8,574,201
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Seligman Global Technology Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
April 30, 2018 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Brazil	18,850,316	—	—	—	18,850,316
China	15,883,696	—	—	—	15,883,696
Israel	20,260,874	—	—	—	20,260,874
South Korea	—	23,368,434	—	—	23,368,434
United States	1,090,060,238	—	—	—	1,090,060,238
Total Common Stocks	1,145,055,124	23,368,434	—	—	1,168,423,558
Money Market Funds	—	—	—	8,574,201	8,574,201
Total Investments in Securities	1,145,055,124	23,368,434	—	8,574,201	1,176,997,759
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Seligman Global Technology Fund | Semiannual Report 2018	7

Statement of Assets and Liabilities
April 30, 2018 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $827,462,212)	$1,168,423,558
Affiliated issuers (cost $8,574,611)	8,574,201
Receivable for:
Investments sold	1,133,283
Capital shares sold	2,025,741
Dividends	136,366
Prepaid expenses	1,189
Other assets	27,035
Total assets	1,180,321,373
Liabilities
Due to custodian	2,071
Payable for:
Investments purchased	2,536,845
Capital shares purchased	966,666
Management services fees	88,840
Distribution and/or service fees	27,783
Transfer agent fees	130,470
Compensation of board members	47,078
Other expenses	54,194
Total liabilities	3,853,947
Net assets applicable to outstanding capital stock	$1,176,467,426
Represented by
Paid in capital	777,643,327
Excess of distributions over net investment income	(2,904,612)
Accumulated net realized gain	60,767,775
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	340,961,346
Investments - affiliated issuers	(410)
Total - representing net assets applicable to outstanding capital stock	$1,176,467,426
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Seligman Global Technology Fund | Semiannual Report 2018

Statement of Assets and Liabilities  (continued)
April 30, 2018 (Unaudited)
Class A
Net assets	$725,506,413
Shares outstanding	18,314,084
Net asset value per share	$39.61
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$42.03
Advisor Class
Net assets	$21,672,997
Shares outstanding	529,031
Net asset value per share	$40.97
Class C
Net assets	$135,944,640
Shares outstanding	4,439,750
Net asset value per share	$30.62
Institutional Class
Net assets	$235,864,940
Shares outstanding	5,845,470
Net asset value per share	$40.35
Institutional 2 Class
Net assets	$20,887,133
Shares outstanding	515,061
Net asset value per share	$40.55
Institutional 3 Class
Net assets	$1,109,690
Shares outstanding	27,522
Net asset value per share	$40.32
Class R
Net assets	$35,481,613
Shares outstanding	929,587
Net asset value per share	$38.17
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Seligman Global Technology Fund | Semiannual Report 2018	9

Statement of Operations
Six Months Ended April 30, 2018 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$5,255,740
Dividends — affiliated issuers	95,258
Foreign taxes withheld	(13,767)
Total income	5,337,231
Expenses:
Management services fees	5,542,875
Distribution and/or service fees
Class A	950,881
Class C	710,858
Class R	76,994
Transfer agent fees
Class A	443,203
Advisor Class	12,443
Class C	82,837
Institutional Class	140,724
Institutional 2 Class	6,865
Institutional 3 Class	50
Class K	39
Class R	17,987
Plan administration fees
Class K	165
Compensation of board members	15,275
Custodian fees	13,538
Printing and postage fees	45,472
Registration fees	78,344
Audit fees	18,271
Legal fees	7,642
Compensation of chief compliance officer	111
Other	32,339
Total expenses	8,196,913
Net investment loss	(2,859,682)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	62,016,474
Investments — affiliated issuers	(1,243)
Foreign currency translations	5,591
Net realized gain	62,020,822
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(75,838,575)
Investments — affiliated issuers	(1,360)
Foreign currency translations	475
Net change in unrealized appreciation (depreciation)	(75,839,460)
Net realized and unrealized loss	(13,818,638)
Net decrease in net assets resulting from operations	$(16,678,320)
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Seligman Global Technology Fund | Semiannual Report 2018

Statement of Changes in Net Assets
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations
Net investment loss	$(2,859,682)	$(5,011,062)
Net realized gain	62,020,822	86,205,177
Net change in unrealized appreciation (depreciation)	(75,839,460)	239,357,346
Net increase (decrease) in net assets resulting from operations	(16,678,320)	320,551,461
Distributions to shareholders
Net realized gains
Class A	(50,367,768)	(41,117,282)
Advisor Class	(1,355,979)	(421,496)
Class B	—	(149,204)
Class C	(10,809,603)	(9,062,625)
Class I	—	(330)
Institutional Class	(16,095,051)	(4,186,466)
Institutional 2 Class	(1,213,915)	(224,117)
Institutional 3 Class	(9,734)	—
Class K	(12,163)	(12,966)
Class R	(1,864,826)	(788,271)
Total distributions to shareholders	(81,729,039)	(55,962,757)
Increase in net assets from capital stock activity	76,730,785	238,620,140
Total increase (decrease) in net assets	(21,676,574)	503,208,844
Net assets at beginning of period	1,198,143,999	694,935,155
Net assets at end of period	$1,176,467,425	$1,198,143,999
Excess of distributions over net investment income	$(2,904,612)	$(44,930)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Seligman Global Technology Fund | Semiannual Report 2018	11

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	April 30, 2018 (Unaudited)		October 31, 2017 (a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	1,511,413	63,218,829	5,828,206	213,067,439
Distributions reinvested	1,165,310	46,169,593	1,202,012	38,175,898
Redemptions	(2,044,091)	(84,867,195)	(5,355,316)	(193,479,072)
Net increase	632,632	24,521,227	1,674,902	57,764,265
Advisor Class
Subscriptions	171,360	7,421,777	419,716	15,800,422
Distributions reinvested	24,343	996,371	12,870	421,246
Redemptions	(119,819)	(5,142,249)	(124,679)	(4,938,171)
Net increase	75,884	3,275,899	307,907	11,283,497
Class B
Subscriptions	—	—	1,054	28,608
Distributions reinvested	—	—	5,899	148,052
Redemptions	—	—	(76,477)	(2,242,352)
Net decrease	—	—	(69,524)	(2,065,692)
Class C
Subscriptions	304,580	9,829,093	1,042,403	29,933,693
Distributions reinvested	331,658	10,185,213	305,186	7,657,117
Redemptions	(389,774)	(12,602,483)	(1,026,428)	(30,336,859)
Net increase	246,464	7,411,823	321,161	7,253,951
Class I
Redemptions	—	—	(124)	(4,470)
Net decrease	—	—	(124)	(4,470)
Institutional Class
Subscriptions	995,264	42,420,647	5,049,716	186,214,969
Distributions reinvested	381,384	15,377,405	112,920	3,643,923
Redemptions	(874,007)	(36,871,852)	(1,251,324)	(47,479,203)
Net increase	502,641	20,926,200	3,911,312	142,379,689
Institutional 2 Class
Subscriptions	177,998	7,630,856	310,905	12,077,082
Distributions reinvested	27,646	1,119,936	6,906	223,824
Redemptions	(60,954)	(2,558,499)	(28,931)	(1,083,404)
Net increase	144,690	6,192,293	288,880	11,217,502
Institutional 3 Class
Subscriptions	25,645	1,086,912	2,963	118,758
Distributions reinvested	237	9,526	—	—
Redemptions	(1,323)	(55,057)	—	—
Net increase	24,559	1,041,381	2,963	118,758
Class K
Distributions reinvested	296	11,872	396	12,704
Redemptions	(4,530)	(205,659)	(1,177)	(45,335)
Net decrease	(4,234)	(193,787)	(781)	(32,631)
Class R
Subscriptions	413,897	16,788,888	424,438	15,639,976
Distributions reinvested	45,789	1,749,607	22,451	689,707
Redemptions	(125,542)	(4,982,746)	(162,167)	(5,624,412)
Net increase	334,144	13,555,749	284,722	10,705,271
Total net increase	1,956,780	76,730,785	6,721,418	238,620,140

(a)	Institutional 3 Class shares are based on operations from March 1, 2017 (commencement of operations) through the stated period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Seligman Global Technology Fund | Semiannual Report 2018

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Columbia Seligman Global Technology Fund | Semiannual Report 2018	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net realized gains
Class A
Six Months Ended 4/30/2018 (Unaudited)	$43.04	(0.09)	(0.49)	(0.58)	(2.85)
Year Ended 10/31/2017	$32.85	(0.17)	12.91	12.74	(2.55)
Year Ended 10/31/2016	$30.77	(0.15)	4.58	4.43	(2.35)
Year Ended 10/31/2015	$30.15	(0.21)	4.36	4.15	(3.53)
Year Ended 10/31/2014	$24.60	(0.19)	6.33	6.14	(0.59)
Year Ended 10/31/2013	$20.07	(0.16)	4.69	4.53	—
Advisor Class
Six Months Ended 4/30/2018 (Unaudited)	$44.45	(0.04)	(0.50)	(0.54)	(2.94)
Year Ended 10/31/2017	$33.84	(0.09)	13.32	13.23	(2.62)
Year Ended 10/31/2016	$31.63	(0.15)	4.78	4.63	(2.42)
Year Ended 10/31/2015	$30.89	(0.13)	4.47	4.34	(3.60)
Year Ended 10/31/2014	$25.12	(0.13)	6.49	6.36	(0.59)
Year Ended 10/31/2013(e)	$20.20	(0.12)	5.04	4.92	—
Class C
Six Months Ended 4/30/2018 (Unaudited)	$33.77	(0.19)	(0.38)	(0.57)	(2.58)
Year Ended 10/31/2017	$26.27	(0.35)	10.18	9.83	(2.33)
Year Ended 10/31/2016	$25.04	(0.30)	3.66	3.36	(2.13)
Year Ended 10/31/2015	$25.13	(0.35)	3.59	3.24	(3.33)
Year Ended 10/31/2014	$20.74	(0.33)	5.31	4.98	(0.59)
Year Ended 10/31/2013	$17.06	(0.28)	3.96	3.68	—
Institutional Class
Six Months Ended 4/30/2018 (Unaudited)	$43.82	(0.04)	(0.49)	(0.53)	(2.94)
Year Ended 10/31/2017	$33.40	(0.10)	13.14	13.04	(2.62)
Year Ended 10/31/2016	$31.24	(0.08)	4.66	4.58	(2.42)
Year Ended 10/31/2015	$30.55	(0.13)	4.41	4.28	(3.59)
Year Ended 10/31/2014	$24.85	(0.13)	6.42	6.29	(0.59)
Year Ended 10/31/2013	$20.23	(0.10)	4.72	4.62	—
Institutional 2 Class
Six Months Ended 4/30/2018 (Unaudited)	$44.04	(0.03)	(0.50)	(0.53)	(2.96)
Year Ended 10/31/2017	$33.57	(0.08)	13.21	13.13	(2.66)
Year Ended 10/31/2016	$31.40	(0.07)	4.71	4.64	(2.47)
Year Ended 10/31/2015	$30.69	(0.13)	4.48	4.35	(3.64)
Year Ended 10/31/2014	$24.92	(0.08)	6.44	6.36	(0.59)
Year Ended 10/31/2013	$20.25	(0.04)	4.71	4.67	—
Institutional 3 Class
Six Months Ended 4/30/2018 (Unaudited)	$43.81	(0.03)	(0.49)	(0.52)	(2.97)
Year Ended 10/31/2017(f)	$35.81	(0.06)	8.06	8.00	—
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Seligman Global Technology Fund | Semiannual Report 2018

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(2.85)	$39.61	(1.36%)	1.31% (c)	1.31% (c)	(0.43%) (c)	22%	$725,506
(2.55)	$43.04	41.53%	1.33%	1.33% (d)	(0.47%)	53%	$760,937
(2.35)	$32.85	15.54%	1.40%	1.40% (d)	(0.51%)	55%	$525,860
(3.53)	$30.77	14.65%	1.42%	1.42% (d)	(0.68%)	64%	$454,512
(0.59)	$30.15	25.47%	1.46%	1.46% (d)	(0.70%)	89%	$379,433
—	$24.60	22.57%	1.55%	1.50% (d)	(0.70%)	81%	$342,423

(2.94)	$40.97	(1.22%)	1.06% (c)	1.06% (c)	(0.19%) (c)	22%	$21,673
(2.62)	$44.45	41.87%	1.08%	1.08% (d)	(0.24%)	53%	$20,140
(2.42)	$33.84	15.81%	1.15%	1.15% (d)	(0.47%)	55%	$4,915
(3.60)	$31.63	14.95%	1.17%	1.17% (d)	(0.42%)	64%	$384
(0.59)	$30.89	25.82%	1.21%	1.21% (d)	(0.47%)	89%	$231
—	$25.12	24.36%	1.33% (c)	1.29% (c),(d)	(0.53%) (c)	81%	$17

(2.58)	$30.62	(1.71%)	2.06% (c)	2.06% (c)	(1.18%) (c)	22%	$135,945
(2.33)	$33.77	40.49%	2.08%	2.08% (d)	(1.22%)	53%	$141,591
(2.13)	$26.27	14.63%	2.15%	2.15% (d)	(1.26%)	55%	$101,739
(3.33)	$25.04	13.81%	2.17%	2.17% (d)	(1.43%)	64%	$90,044
(0.59)	$25.13	24.59%	2.21%	2.21% (d)	(1.45%)	89%	$79,309
—	$20.74	21.57%	2.30%	2.25% (d)	(1.45%)	81%	$69,151

(2.94)	$40.35	(1.21%)	1.06% (c)	1.06% (c)	(0.19%) (c)	22%	$235,865
(2.62)	$43.82	41.85%	1.08%	1.08% (d)	(0.26%)	53%	$234,123
(2.42)	$33.40	15.85%	1.15%	1.15% (d)	(0.25%)	55%	$47,809
(3.59)	$31.24	14.94%	1.17%	1.17% (d)	(0.42%)	64%	$40,763
(0.59)	$30.55	25.82%	1.22%	1.22% (d)	(0.47%)	89%	$32,271
—	$24.85	22.84%	1.30%	1.24% (d)	(0.42%)	81%	$16,097

(2.96)	$40.55	(1.20%)	1.02% (c)	1.02% (c)	(0.15%) (c)	22%	$20,887
(2.66)	$44.04	41.95%	1.02%	1.02%	(0.20%)	53%	$16,310
(2.47)	$33.57	15.97%	1.02%	1.02%	(0.23%)	55%	$2,735
(3.64)	$31.40	15.12%	1.02%	1.02%	(0.41%)	64%	$972
(0.59)	$30.69	26.03%	1.04%	1.04%	(0.28%)	89%	$56
—	$24.92	23.06%	1.08%	1.06%	(0.16%)	81%	$58

(2.97)	$40.32	(1.17%)	0.98% (c)	0.98% (c)	(0.16%) (c)	22%	$1,110
—	$43.81	22.34%	0.98% (c)	0.98% (c)	(0.38%) (c)	53%	$130
Columbia Seligman Global Technology Fund | Semiannual Report 2018	15

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net realized gains
Class R
Six Months Ended 4/30/2018 (Unaudited)	$41.53	(0.14)	(0.46)	(0.60)	(2.76)
Year Ended 10/31/2017	$31.79	(0.26)	12.48	12.22	(2.48)
Year Ended 10/31/2016	$29.85	(0.22)	4.44	4.22	(2.28)
Year Ended 10/31/2015	$29.35	(0.27)	4.23	3.96	(3.46)
Year Ended 10/31/2014	$24.02	(0.25)	6.17	5.92	(0.59)
Year Ended 10/31/2013	$19.65	(0.21)	4.58	4.37	—

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Advisor Class shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.
(f)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Seligman Global Technology Fund | Semiannual Report 2018

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(2.76)	$38.17	(1.46%)	1.57% (c)	1.57% (c)	(0.69%) (c)	22%	$35,482
(2.48)	$41.53	41.16%	1.58%	1.58% (d)	(0.74%)	53%	$24,728
(2.28)	$31.79	15.25%	1.65%	1.65% (d)	(0.75%)	55%	$9,878
(3.46)	$29.85	14.37%	1.67%	1.67% (d)	(0.93%)	64%	$9,414
(0.59)	$29.35	25.16%	1.71%	1.71% (d)	(0.95%)	89%	$7,628
—	$24.02	22.24%	1.80%	1.75% (d)	(0.94%)	81%	$7,291
Columbia Seligman Global Technology Fund | Semiannual Report 2018	17

Notes to Financial Statements
April 30, 2018 (Unaudited)
Note 1. Organization
Columbia Seligman Global Technology Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
Advisor Class shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.
Institutional Class shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
Institutional 2 Class shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus.
Institutional 3 Class shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus. Institutional 3 Class shares commenced operations on March 1, 2017.
The Fund no longer accepts investments by existing investors in Class K shares. When available, Class K shares were not subject to sales charges and were made available only to existing investors in Class K shares. On March 9, 2018, Class K shares were redeemed or exchanged for Advisor Class shares of the Fund in a tax free transaction that had no impact on fees and expenses paid by the shareholders.
Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
18	Columbia Seligman Global Technology Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
April 30, 2018 (Unaudited)
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
Columbia Seligman Global Technology Fund | Semiannual Report 2018	19

Notes to Financial Statements  (continued)
April 30, 2018 (Unaudited)
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
20	Columbia Seligman Global Technology Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
April 30, 2018 (Unaudited)
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.915% to 0.755% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended April 30, 2018 was 0.911% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
Columbia Seligman Global Technology Fund | Semiannual Report 2018	21

Notes to Financial Statements  (continued)
April 30, 2018 (Unaudited)
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Class K, Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07%, 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended April 30, 2018, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.12
Advisor Class	0.12
Class C	0.12
Institutional Class	0.12
Institutional 2 Class	0.07
Institutional 3 Class	0.02
Class K	0.02 (a)
Class R	0.12

(a)	Unannualized.
The Fund and certain other associated investment companies have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). SDC was the legacy Seligman funds’ former transfer agent.
The lease and the Guaranty expire in January 2019. At April 30, 2018, the Fund’s total potential future obligation over the life of the Guaranty is $34,919. The liability remaining at April 30, 2018 for non-recurring charges associated with the lease amounted to $14,692 and is recorded as a part of the payable for other expenses in the Statement of Assets and Liabilities.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2018, no minimum account balance fees were charged by the Fund.
Plan administration fees
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services. As a result of all Class K shares of the Fund being redeemed or exchanged for Advisor Class shares, March 9, 2018 was the last day the Fund paid a plan administration fee for Class K shares.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25%, 1.00% and 0.50% of the Fund’s average daily net assets attributable to Class A, Class C and Class R shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and an additional 0.25% can be reimbursed for shareholder servicing expenses. For Class R shares, of the 0.50% fee, up to 0.25% can be reimbursed for shareholder servicing expenses.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $4,242,000 for Class C shares. This amount is based on the most recent information available as of March 31, 2018, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
22	Columbia Seligman Global Technology Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
April 30, 2018 (Unaudited)
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended April 30, 2018, if any, are listed below:
Amount ($)
Class A	542,735
Class C	5,523
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	March 1, 2018 through February 28, 2019	Prior to March 1, 2018
Class A	1.42%	1.44%
Advisor Class	1.17	1.19
Class C	2.17	2.19
Institutional Class	1.17	1.19
Institutional 2 Class	1.11	1.165
Institutional 3 Class	1.07	1.115
Class R	1.67	1.69
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At April 30, 2018, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
836,037,000	367,372,000	(26,411,000)	340,961,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Columbia Seligman Global Technology Fund | Semiannual Report 2018	23

Notes to Financial Statements  (continued)
April 30, 2018 (Unaudited)
The following capital loss carryforwards, determined at October 31, 2017, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $273,770,453 and $257,993,065, respectively, for the six months ended April 30, 2018. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended April 30, 2018.
Note 8. Significant risks
Foreign securities and emerging market countries risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.
24	Columbia Seligman Global Technology Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
April 30, 2018 (Unaudited)
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.
Shareholder concentration risk
At April 30, 2018, affiliated shareholders of record owned 31.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Technology and technology-related investment risk
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Seligman Global Technology Fund | Semiannual Report 2018	25

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
26	Columbia Seligman Global Technology Fund | Semiannual Report 2018

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Columbia Seligman Global Technology Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2018 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus .com/investor/
SAR220_10_H01_(06/18)

SemiAnnual Report
April 30, 2018
Columbia Contrarian Asia Pacific Fund
(formerly Columbia Asia Pacific ex-Japan Fund)
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
The year 2017 was an extraordinary year in the financial markets. The S&P 500 Index didn’t experience a single down month and returned over 20%. Continuing this trend, January 2018 marked the fastest start for the index ever. Low volatility, which had been a feature of the U.S. equity market for several years, along with the surge in the S&P 500 Index, drove investor sentiment to very high levels. This arguably set the stage for an overdue correction, which we witnessed in February 2018.
A return to volatility
There have been few periods of market upheaval such as were experienced in the first part of 2018. While investors were taken by surprise by the sudden and pronounced market swings, the return to some level of volatility actually marked a resumption of relatively normal market conditions. Having said that, it’s important to distinguish between a good technical correction where excess enthusiasm in the marketplace is being let out, versus a real change in the underlying fundamentals – things like an underperforming economy or weaker corporate earnings. Our view is that the recent market volatility falls into the former category, and the fundamentals remain strong. We’re continuing to see improvements in global economic activity, and we’re seeing corporate earnings expectations continue to rise – and not just because of tax reform.
Consistency is more important than ever
It’s important to keep in mind that when it comes to long-term investing, it’s the destination, not the journey that matters most. If you have a financial goal that you’ve worked out with your financial advisor, and you have a good asset allocation plan to reach it, it’s a question of sticking with your plan rather than become focused on near-term volatility. Bouts of volatility are normal. After all, it’s hard to cross the ocean without hitting an occasional rough patch. You need to focus on the destination.
One final thought. In weathering volatility, it’s the consistency of the return that is essential. Investors who chase higher returns are usually the first to sell when an investment goes through a bad patch, and they therefore don’t tend to benefit from the recovery. More disciplined investors who perhaps panic less or not at all during periods of volatility, tend to have improved long-term results and are more likely to reach their financial goals. Nothing is more important to us than making sure those who have entrusted us to protect and grow their assets are able to do what matters most to them.
Your success is our priority. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for consistent, sustainable outcomes, no matter the market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Past performance is no guarantee of future results.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2018 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Contrarian Asia Pacific Fund   |  Semiannual Report 2018

Columbia Contrarian Asia Pacific Fund  |  Semiannual Report 2018

Fund at a Glance
(Unaudited)
Investment objective
Columbia Contrarian Asia Pacific Fund (the Fund) seeks to provide shareholders with long-term growth of capital.
Portfolio management
Soo Nam Ng, CFA
Co-Lead Portfolio Manager
Managed Fund since January 2018
Christine Seng, CFA
Co-Lead Portfolio Manager
Managed Fund since January 2018
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2018 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended April 30, 2018)
		Inception	6 Months cumulative	1 Year	5 Years	Life
Class A*	Excluding sales charges	09/27/10	5.81	26.18	7.42	8.91
	Including sales charges		-0.30	18.93	6.15	8.18
Class C*	Excluding sales charges	09/27/10	5.42	25.33	6.61	8.06
	Including sales charges		4.42	24.33	6.61	8.06
Institutional Class*		09/27/10	5.89	26.55	7.67	9.15
Institutional 2 Class		07/15/09	5.96	26.66	7.80	9.30
Institutional 3 Class*		03/01/17	5.98	26.82	7.85	9.32
Class R*		09/27/10	5.63	25.86	7.13	8.59
MSCI AC Asia Pacific ex Japan Index (Net)			4.14	20.03	6.23	9.55
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The MSCI AC Asia Pacific ex Japan Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of Asia, excluding Japan.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI AC Asia Pacific ex Japan Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Contrarian Asia Pacific Fund | Semiannual Report 2018

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at April 30, 2018)
Alibaba Group Holding Ltd., ADR (China)	5.9
Samsung Electronics Co., Ltd. (South Korea)	5.6
Bank of China Ltd., Class H (China)	5.3
Tencent Holdings Ltd. (China)	5.0
China Construction Bank Corp., Class H (China)	4.4
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	3.8
Ping An Insurance Group Co. of China Ltd., Class H (China)	3.7
58.Com, Inc., ADR (China)	2.7
Shinsegae, Inc. (South Korea)	2.7
AIA Group Ltd. (Hong Kong)	2.5
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Equity sector breakdown (%) (at April 30, 2018)
Consumer Discretionary	13.6
Consumer Staples	2.9
Energy	4.6
Financials	32.8
Health Care	2.6
Industrials	3.0
Information Technology	29.4
Materials	6.6
Real Estate	3.1
Utilities	1.4
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at April 30, 2018)
Australia	9.1
China	42.1
Hong Kong	11.5
India	2.7
Macau	1.3
Singapore	4.9
South Korea	17.0
Taiwan	7.0
Thailand	2.8
United States(a)	1.6
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Columbia Contrarian Asia Pacific Fund | Semiannual Report 2018	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
November 1, 2017 — April 30, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,058.10	1,016.86	8.16	8.00	1.60
Class C	1,000.00	1,000.00	1,054.20	1,013.14	11.97	11.73	2.35
Institutional Class	1,000.00	1,000.00	1,058.90	1,018.10	6.89	6.76	1.35
Institutional 2 Class	1,000.00	1,000.00	1,059.60	1,018.60	6.38	6.26	1.25
Institutional 3 Class	1,000.00	1,000.00	1,059.80	1,018.89	6.08	5.96	1.19
Class R	1,000.00	1,000.00	1,056.30	1,015.62	9.43	9.25	1.85
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia Contrarian Asia Pacific Fund | Semiannual Report 2018

Portfolio of Investments
April 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 93.5%
Issuer	Shares	Value ($)
Australia 9.1%
BHP Billiton Ltd.	30,692	716,021
Caltex Australia Ltd.	13,338	310,172
Macquarie Group Ltd.	3,722	303,113
QBE Insurance Group Ltd.	58,327	435,620
Star Entertainment Group Ltd. (The)	95,015	376,001
Westpac Banking Corp.	27,181	583,861
Total		2,724,788
China 38.8%
58.Com, Inc., ADR(a)	9,089	794,288
Alibaba Group Holding Ltd., ADR(a)	9,662	1,725,054
BAIC Motor Corp., Ltd., Class H(b)	283,500	273,663
Bank of China Ltd., Class H	2,872,000	1,559,011
Baozun, Inc., ADR(a)	12,354	568,160
BBMG Corp., Class H	988,000	450,635
Beijing Urban Construction Design & Development Group Co., Ltd. Class H	615,000	300,648
Brilliance China Automotive Holdings Ltd.	322,000	573,326
China Construction Bank Corp., Class H	1,241,380	1,300,543
China Overseas Land & Investment Ltd.	90,000	301,557
CSPC Pharmaceutical Group Ltd.	146,000	371,871
Ping An Healthcare and Technology Co., Ltd.(a),(c),(d)	46,000	365,719
Ping An Insurance Group Co. of China Ltd., Class H	111,000	1,084,625
Sinopec Kantons Holdings Ltd.	1,042,000	492,900
Tencent Holdings Ltd.	29,800	1,465,055
Total		11,627,055
Hong Kong 11.4%
AIA Group Ltd.	80,800	722,126
CK Asset Holdings Ltd.	68,500	591,358
Hong Kong Exchanges and Clearing Ltd.	10,200	330,425
Melco International Development Ltd.	98,000	362,829
MGM China Holdings Ltd.	145,200	398,192
Sands China Ltd.	122,800	709,708
Standard Chartered PLC	30,450	320,093
Total		3,434,731
Common Stocks (continued)
Issuer	Shares	Value ($)
India 2.7%
Reliance Industries Ltd.	34,429	494,791
UPL Ltd.	28,452	310,061
Total		804,852
Macau 1.2%
Wynn Macau Ltd.	101,600	375,449
Singapore 4.9%
DBS Group Holdings Ltd.	26,932	621,378
SATS Ltd.	130,500	542,279
United Overseas Bank Ltd.	13,300	301,168
Total		1,464,825
South Korea 15.6%
E-MART, Inc., Class L	2,674	673,139
Hana Financial Group, Inc.	12,273	545,329
LG Chem Ltd.	1,210	405,022
Samsung Electronics Co., Ltd.(c),(d)	670	1,655,799
Samsung Life Insurance Co., Ltd.	2,183	238,311
Shinhan Financial Group Co., Ltd.	8,839	393,571
Shinsegae, Inc.	2,010	780,148
Total		4,691,319
Taiwan 7.0%
Cathay Financial Holding Co., Ltd.	169,000	303,145
Largan Precision Co., Ltd.	3,113	362,068
MediaTek, Inc.	27,000	307,087
Taiwan Semiconductor Manufacturing Co., Ltd.	147,000	1,119,749
Total		2,092,049
Thailand 2.8%
Bangkok Bank PCL	44,700	284,691
Thai Beverage PCL	225,200	144,778
TPI Polene Power PCL NVDR	1,889,800	399,996
Total		829,465
Total Common Stocks (Cost $22,879,833)		28,044,533
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Contrarian Asia Pacific Fund | Semiannual Report 2018	5

Portfolio of Investments  (continued)
April 30, 2018 (Unaudited)
Participation Notes 3.1%
Issuer	Shares	Value ($)
China 3.1%
HSBC Bank(a),(c)
(linked to Class A shares of Hangzhou Hikvision Digital Technology Co., Ltd.)
06/12/2023	43,988	265,941
(linked to Class A shares of Midea Group Co., Ltd.)
05/08/2018	47,499	385,484
(linked to Class A shares of Wuliangye Yibin Co., Ltd.)
02/11/2019	25,743	274,874
Total		926,299
Total Participation Notes (Cost $778,880)		926,299

Preferred Stocks 1.2%
Issuer	Shares	Value ($)
South Korea 1.2%
Samsung SDI Co., Ltd.	4,897	368,032
Total Preferred Stocks (Cost $446,259)		368,032
Money Market Funds 1.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.889%(e),(f)	463,812	463,766
Total Money Market Funds (Cost $463,812)		463,766
Total Investments in Securities (Cost $24,568,784)		29,802,630
Other Assets & Liabilities, Net		195,550
Net Assets		$29,998,180

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At April 30, 2018, the value of these securities amounted to $273,663, which represents 0.91% of net assets.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At April 30, 2018, the value of these securities amounted to $2,947,817, which represents 9.83% of net assets.
(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at April 30, 2018.
(f)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.889%
	236,167	18,530,558	(18,302,913)	463,812	140	(46)	5,013	463,766
Abbreviation Legend
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Contrarian Asia Pacific Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
April 30, 2018 (Unaudited)
Fair value measurements  (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	2,724,788	—	—	2,724,788
China	3,087,502	8,173,834	365,719	—	11,627,055
Hong Kong	—	3,434,731	—	—	3,434,731
India	—	804,852	—	—	804,852
Macau	—	375,449	—	—	375,449
Singapore	—	1,464,825	—	—	1,464,825
South Korea	—	3,035,520	1,655,799	—	4,691,319
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Contrarian Asia Pacific Fund | Semiannual Report 2018	7

Portfolio of Investments  (continued)
April 30, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Taiwan	—	2,092,049	—	—	2,092,049
Thailand	—	829,465	—	—	829,465
Total Common Stocks	3,087,502	22,935,513	2,021,518	—	28,044,533
Participation Notes	—	926,299	—	—	926,299
Preferred Stocks
South Korea	—	368,032	—	—	368,032
Total Preferred Stocks	—	368,032	—	—	368,032
Money Market Funds	—	—	—	463,766	463,766
Total Investments in Securities	3,087,502	24,229,844	2,021,518	463,766	29,802,630
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between Levels 1 and 2 during the period.
Financial assets were transferred from Level 2 to Level 3 due to the utilization of unobservable market inputs. As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.
Transfers between levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
Investments in securities	Balance as of 10/31/2017 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 04/30/2018 ($)
Common Stocks	-	-	595,663	(568,623)	914,135	(931,184)	2,011,527	-	2,021,518
(a) Change in unrealized appreciation (depreciation) relating to securities held at April 30, 2018 was $(568,623), which is comprised of Common Stocks of $(568,623).
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, the movement in observed market prices for other securities from the issuer, the movement in certain foreign or domestic market indices, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Contrarian Asia Pacific Fund | Semiannual Report 2018

Statement of Assets and Liabilities
April 30, 2018 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $24,104,972)	$29,338,864
Affiliated issuers (cost $463,812)	463,766
Foreign currency (cost $93,861)	93,260
Receivable for:
Investments sold	468,776
Capital shares sold	100
Dividends	33,733
Foreign tax reclaims	1,443
Expense reimbursement due from Investment Manager	1,330
Prepaid expenses	534
Other assets	20,959
Total assets	30,422,765
Liabilities
Due to custodian	12
Payable for:
Investments purchased	324,323
Capital shares purchased	20,236
Management services fees	2,150
Distribution and/or service fees	84
Transfer agent fees	1,181
Compensation of board members	42,066
Other expenses	34,533
Total liabilities	424,585
Net assets applicable to outstanding capital stock	$29,998,180
Represented by
Paid in capital	108,836,174
Excess of distributions over net investment income	(276,372)
Accumulated net realized loss	(83,795,048)
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	5,233,892
Investments - affiliated issuers	(46)
Foreign currency translations	(420)
Total - representing net assets applicable to outstanding capital stock	$29,998,180
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Contrarian Asia Pacific Fund | Semiannual Report 2018	9

Statement of Assets and Liabilities  (continued)
April 30, 2018 (Unaudited)
Class A
Net assets	$1,051,612
Shares outstanding	73,235
Net asset value per share	$14.36
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$15.24
Class C
Net assets	$564,689
Shares outstanding	39,863
Net asset value per share	$14.17
Institutional Class
Net assets	$387,276
Shares outstanding	26,950
Net asset value per share	$14.37
Institutional 2 Class
Net assets	$3,766,652
Shares outstanding	261,234
Net asset value per share	$14.42
Institutional 3 Class
Net assets	$23,812,622
Shares outstanding	1,668,924
Net asset value per share	$14.27
Class R
Net assets	$415,329
Shares outstanding	29,189
Net asset value per share	$14.23
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Contrarian Asia Pacific Fund | Semiannual Report 2018

Statement of Operations
Six Months Ended April 30, 2018 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$242,689
Dividends — affiliated issuers	5,013
Foreign taxes withheld	(16,764)
Total income	230,938
Expenses:
Management services fees	166,193
Distribution and/or service fees
Class A	1,800
Class C	2,888
Class R	1,016
Transfer agent fees
Class A	1,297
Class C	523
Institutional Class	262
Institutional 2 Class	4,134
Institutional 3 Class	997
Class R	368
Compensation of board members	7,663
Custodian fees	19,993
Printing and postage fees	8,862
Registration fees	48,508
Audit fees	22,960
Legal fees	3,554
Line of credit interest	2,124
Compensation of chief compliance officer	3
Other	10,194
Total expenses	303,339
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(67,696)
Total net expenses	235,643
Net investment loss	(4,705)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	7,358,957
Investments — affiliated issuers	140
Foreign currency translations	(2,573)
Net realized gain	7,356,524
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(5,629,329)
Investments — affiliated issuers	(46)
Foreign currency translations	(1,479)
Foreign capital gains tax	47,798
Net change in unrealized appreciation (depreciation)	(5,583,056)
Net realized and unrealized gain	1,773,468
Net increase in net assets resulting from operations	$1,768,763
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Contrarian Asia Pacific Fund | Semiannual Report 2018	11

Statement of Changes in Net Assets
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017 (a)
Operations
Net investment income (loss)	$(4,705)	$299,821
Net realized gain	7,356,524	4,235,183
Net change in unrealized appreciation (depreciation)	(5,583,056)	3,189,574
Net increase in net assets resulting from operations	1,768,763	7,724,578
Distributions to shareholders
Net investment income
Class A	(12,876)	(7,413)
Class C	(1,205)	(857)
Class I	—	(179,781)
Institutional Class	(2,825)	(1,902)
Institutional 2 Class	(196,901)	(188,844)
Institutional 3 Class	(228,050)	—
Class R	(2,553)	(1,785)
Total distributions to shareholders	(444,410)	(380,582)
Decrease in net assets from capital stock activity	(1,691,687)	(9,306,283)
Total decrease in net assets	(367,334)	(1,962,287)
Net assets at beginning of period	30,365,514	32,327,801
Net assets at end of period	$29,998,180	$30,365,514
Undistributed (excess of distributions over) net investment income	$(276,372)	$172,743

(a)	Institutional 3 Class shares are based on operations from March 1, 2017 (commencement of operations) through the stated period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Contrarian Asia Pacific Fund | Semiannual Report 2018

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	April 30, 2018 (Unaudited)		October 31, 2017 (a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	60,319	882,450	70,090	878,544
Distributions reinvested	925	12,864	744	7,413
Redemptions	(79,958)	(1,159,762)	(46,323)	(522,310)
Net increase (decrease)	(18,714)	(264,448)	24,511	363,647
Class C
Subscriptions	5,251	76,138	8,910	112,247
Distributions reinvested	88	1,205	87	857
Redemptions	(3,502)	(50,994)	(8,763)	(96,431)
Net increase	1,837	26,349	234	16,673
Class I
Subscriptions	—	—	16,583	180,917
Distributions reinvested	—	—	18,048	179,755
Redemptions	—	—	(1,360,353)	(15,180,783)
Net decrease	—	—	(1,325,722)	(14,820,111)
Institutional Class
Subscriptions	13,767	204,496	5,988	67,208
Distributions reinvested	201	2,796	188	1,879
Redemptions	(2,103)	(29,788)	(28,262)	(306,300)
Net increase (decrease)	11,865	177,504	(22,086)	(237,213)
Institutional 2 Class
Subscriptions	689,880	10,026,167	43,228	485,406
Distributions reinvested	13,565	189,093	11,563	115,627
Redemptions	(1,103,212)	(16,007,414)	(940,660)	(11,096,547)
Net decrease	(399,767)	(5,792,154)	(885,869)	(10,495,514)
Institutional 3 Class
Subscriptions	397,514	5,821,151	1,556,531	17,922,544
Distributions reinvested	13,026	179,624	—	—
Redemptions	(128,925)	(1,852,436)	(169,222)	(2,063,824)
Net increase	281,615	4,148,339	1,387,309	15,858,720
Class R
Subscriptions	3,240	46,214	3,957	45,443
Distributions reinvested	184	2,536	179	1,771
Redemptions	(2,517)	(36,027)	(3,758)	(39,699)
Net increase	907	12,723	378	7,515
Total net decrease	(122,257)	(1,691,687)	(821,245)	(9,306,283)

(a)	Institutional 3 Class shares are based on operations from March 1, 2017 (commencement of operations) through the stated period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Contrarian Asia Pacific Fund | Semiannual Report 2018	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income
Class A
Six Months Ended 4/30/2018 (Unaudited)	$13.69	(0.03)	0.82	0.79	(0.12)
Year Ended 10/31/2017	$10.58	0.08	3.13	3.21	(0.10)
Year Ended 10/31/2016	$12.91	0.09	0.45	0.54	(2.87)
Year Ended 10/31/2015	$14.58	0.14	(1.67)	(1.53)	(0.14)
Year Ended 10/31/2014	$13.73	0.27	0.70	0.97	(0.12)
Year Ended 10/31/2013	$12.35	0.08	1.54	1.62	(0.24)
Class C
Six Months Ended 4/30/2018 (Unaudited)	$13.47	(0.08)	0.81	0.73	(0.03)
Year Ended 10/31/2017	$10.41	(0.01)	3.09	3.08	(0.02)
Year Ended 10/31/2016	$12.73	0.04	0.41	0.45	(2.77)
Year Ended 10/31/2015	$14.37	0.02	(1.63)	(1.61)	(0.03)
Year Ended 10/31/2014	$13.52	0.09	0.78	0.87	(0.02)
Year Ended 10/31/2013	$12.20	0.04	1.46	1.50	(0.18)
Institutional Class
Six Months Ended 4/30/2018 (Unaudited)	$13.72	(0.00) (f)	0.80	0.80	(0.15)
Year Ended 10/31/2017	$10.61	0.12	3.11	3.23	(0.12)
Year Ended 10/31/2016	$12.95	0.12	0.45	0.57	(2.91)
Year Ended 10/31/2015	$14.62	0.21	(1.71)	(1.50)	(0.17)
Year Ended 10/31/2014	$13.76	0.24	0.78	1.02	(0.16)
Year Ended 10/31/2013	$12.36	0.17	1.48	1.65	(0.25)
Institutional 2 Class
Six Months Ended 4/30/2018 (Unaudited)	$13.77	(0.01)	0.82	0.81	(0.16)
Year Ended 10/31/2017	$10.65	0.12	3.13	3.25	(0.13)
Year Ended 10/31/2016	$12.99	0.13	0.45	0.58	(2.92)
Year Ended 10/31/2015	$14.66	0.26	(1.74)	(1.48)	(0.19)
Year Ended 10/31/2014	$13.80	0.24	0.79	1.03	(0.17)
Year Ended 10/31/2013	$12.38	0.20	1.48	1.68	(0.26)
Institutional 3 Class
Six Months Ended 4/30/2018 (Unaudited)	$13.63	0.01	0.80	0.81	(0.17)
Year Ended 10/31/2017(g)	$10.82	0.11	2.70	2.81	—
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Contrarian Asia Pacific Fund | Semiannual Report 2018

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.12)	$14.36	5.81%	1.95% (c),(d)	1.60% (c),(d)	(0.40%) (c)	97%	$1,052
(0.10)	$13.69	30.66%	2.16%	1.56% (e)	0.69%	37%	$1,259
(2.87)	$10.58	6.91%	1.84% (d)	1.51% (d),(e)	0.90%	20%	$713
(0.14)	$12.91	(10.58%)	1.38% (d)	1.29% (d)	1.13%	86%	$869
(0.12)	$14.58	7.18%	1.34% (d)	1.34% (d)	1.88%	39%	$538
(0.24)	$13.73	13.26%	1.37% (d)	1.37% (d)	0.60%	34%	$618

(0.03)	$14.17	5.42%	2.74% (c),(d)	2.35% (c),(d)	(1.12%) (c)	97%	$565
(0.02)	$13.47	29.70%	2.90%	2.31% (e)	(0.09%)	37%	$512
(2.77)	$10.41	6.01%	2.59% (d)	2.25% (d),(e)	0.38%	20%	$394
(0.03)	$12.73	(11.23%)	2.13% (d)	2.03% (d)	0.31%	86%	$316
(0.02)	$14.37	6.48%	2.11% (d)	2.11% (d)	0.67%	39%	$311
(0.18)	$13.52	12.33%	2.13% (d)	2.13% (d)	0.31%	34%	$220

(0.15)	$14.37	5.89%	1.72% (c),(d)	1.35% (c),(d)	(0.00%) (c),(f)	97%	$387
(0.12)	$13.72	30.90%	1.90%	1.31% (e)	1.01%	37%	$207
(2.91)	$10.61	7.21%	1.57% (d)	1.26% (d),(e)	1.19%	20%	$394
(0.17)	$12.95	(10.34%)	1.13% (d)	1.01% (d)	1.68%	86%	$725
(0.16)	$14.62	7.50%	1.11% (d)	1.11% (d)	1.71%	39%	$336
(0.25)	$13.76	13.45%	1.13% (d)	1.13% (d)	1.32%	34%	$284

(0.16)	$14.42	5.96%	1.60% (c),(d)	1.25% (c),(d)	(0.10%) (c)	97%	$3,767
(0.13)	$13.77	31.02%	1.73%	1.21%	1.07%	37%	$9,101
(2.92)	$10.65	7.30%	1.41% (d)	1.15% (d)	1.24%	20%	$16,471
(0.19)	$12.99	(10.17%)	0.95% (d)	0.94% (d)	1.76%	86%	$59,489
(0.17)	$14.66	7.63%	0.97% (d)	0.97% (d)	1.73%	39%	$899,110
(0.26)	$13.80	13.66%	0.98% (d)	0.98% (d)	1.51%	34%	$636,047

(0.17)	$14.27	5.98%	1.58% (c),(d)	1.19% (c),(d)	0.07% (c)	97%	$23,813
—	$13.63	25.97%	1.74% (c)	1.18% (c)	1.30% (c)	37%	$18,903
Columbia Contrarian Asia Pacific Fund | Semiannual Report 2018	15

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income
Class R
Six Months Ended 4/30/2018 (Unaudited)	$13.56	(0.04)	0.80	0.76	(0.09)
Year Ended 10/31/2017	$10.48	0.05	3.10	3.15	(0.07)
Year Ended 10/31/2016	$12.81	0.08	0.43	0.51	(2.84)
Year Ended 10/31/2015	$14.46	0.09	(1.64)	(1.55)	(0.10)
Year Ended 10/31/2014	$13.62	0.15	0.78	0.93	(0.09)
Year Ended 10/31/2013	$12.27	0.13	1.44	1.57	(0.22)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include line of credit interest expense. For the periods indicated below, if line of credit interest expense had been excluded, expenses would have been lower by:

Class	4/30/2018	10/31/2017	10/31/2016	10/31/2015	10/31/2014	10/31/2013
Class A	0.01%	—%	less than .01%	0.02%	less than .01%	less than .01%
Class C	0.01%	—%	less than .01%	0.02%	less than .01%	less than .01%
Institutional Class	0.02%	—%	less than .01%	0.03%	less than .01%	less than .01%
Institutional 2 Class	less than .01%	—%	less than .01%	less than .01%	less than .01%	less than .01%
Institutional 3 Class	0.02%	—%	—%	—%	—%	—%
Class R	0.01%	—%	less than .01%	0.02%	less than .01%	less than .01%

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Rounds to zero.
(g)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Contrarian Asia Pacific Fund | Semiannual Report 2018

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.09)	$14.23	5.63%	2.25% (c),(d)	1.85% (c),(d)	(0.60%) (c)	97%	$415
(0.07)	$13.56	30.34%	2.40%	1.82% (e)	0.47%	37%	$383
(2.84)	$10.48	6.61%	2.09% (d)	1.76% (d),(e)	0.77%	20%	$293
(0.10)	$12.81	(10.78%)	1.63% (d)	1.53% (d)	0.79%	86%	$301
(0.09)	$14.46	6.89%	1.61% (d)	1.61% (d)	1.05%	39%	$352
(0.22)	$13.62	12.92%	1.63% (d)	1.63% (d)	1.01%	34%	$341
Columbia Contrarian Asia Pacific Fund | Semiannual Report 2018	17

Notes to Financial Statements
April 30, 2018 (Unaudited)
Note 1. Organization
Columbia Contrarian Asia Pacific Fund (formerly known as Columbia Asia Pacific ex-Japan Fund) (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Effective January 22, 2018, Columbia Asia Pacific ex-Japan Fund was renamed Columbia Contrarian Asia Pacific Fund.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.
Institutional Class shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
Institutional 2 Class shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus.
Institutional 3 Class shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus.
Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
18	Columbia Contrarian Asia Pacific Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
April 30, 2018 (Unaudited)
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Participation Notes are valued at the market price of the underlying equity security. Counterparty risk is regularly reviewed and considered for valuation.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Participation notes
The Fund invests in Participation Notes (P-Notes), which are a type of equity-linked note. P-Notes are issued by a bank or broker-dealer that entitles the Fund to a return measured by the change in value of a single equity security, basket of equity securities or an index of equity securities (each, an Underlying Equity). P-Notes are typically used when a direct investment in the Underlying Equity is restricted due to country-specific regulations. Investment in a P-Note is not the same as investment in the constituent shares of the company (or other issuer type) to which the Underlying Equity is economically tied. A P-Note represents only an obligation of the company or other issuer type to provide the Fund the economic performance equivalent to holding shares of the Underlying Equity. The holder of a P-Note is entitled to receive from the bank or broker-dealer any dividends or other distributions paid on the Underlying Equity. Income received from P-Notes is recorded as dividend income in the Statement of Operations. A P-Note does not provide any beneficial or equitable entitlement or interest in the relevant Underlying Equity. In other words, shares of the Underlying Equity are not in any way owned by the Fund. Risks associated
Columbia Contrarian Asia Pacific Fund | Semiannual Report 2018	19

Notes to Financial Statements  (continued)
April 30, 2018 (Unaudited)
with P-Notes include the possible failure of a counterparty (i.e., the issuing bank or broker-dealer) to perform in accordance with the terms of the agreement, inability to transfer or liquidate the notes, potential delays or an inability to redeem the notes before maturity under certain market conditions, and limited legal recourse against the issuer of the underlying common stock.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
20	Columbia Contrarian Asia Pacific Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
April 30, 2018 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadviser (see Subadvisory agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.88% to 0.62% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended April 30, 2018 was 0.88% of the Fund’s average daily net assets.
Subadvisory agreement
The Fund’s Board of Trustees has approved a subadvisory agreement between the Investment Manager and Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and an indirect wholly-owned subsidiary of Ameriprise Financial. As of April 30, 2018, Threadneedle is not providing services to the Fund pursuant to the subadvisory agreement.
Participating Affiliates
The Investment Manager and its investment advisory affiliates (Participating Affiliates) around the world may coordinate in providing services to their clients. From time to time the Investment Manager (or any affiliated investment subadviser to the Fund, as the case may be) may engage its Participating Affiliates to provide a variety of services such as investment research, investment monitoring, trading and discretionary investment management (including portfolio management) to certain accounts managed by the Investment Manager, including the Fund. These Participating Affiliates will provide services to the Investment Manager (or any affiliated investment subadviser to the Fund as the case may be) either pursuant to subadvisory agreements, personnel-sharing agreements or similar inter-company arrangements and the Fund will pay no additional fees and expenses as a result of any such arrangements.
These Participating Affiliates, like the Investment Manager, are direct or indirect subsidiaries of Ameriprise Financial and are registered with appropriate respective regulators in their home jurisdictions and, where required, the Securities and Exchange Commission and the Commodity Futures Trading Commission in the United States.
Columbia Contrarian Asia Pacific Fund | Semiannual Report 2018	21

Notes to Financial Statements  (continued)
April 30, 2018 (Unaudited)
Pursuant to some of these arrangements, certain employees of these Participating Affiliates may serve as "associated persons" of the Investment Manager and, in this capacity, subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in the Fund’s prospectus and Statement of Additional Information (SAI), may provide such services to the Fund on behalf of the Investment Manager.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended April 30, 2018, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.18
Class C	0.18
Institutional Class	0.18
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class R	0.18
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2018, no minimum account balance fees were charged by the Fund.
22	Columbia Contrarian Asia Pacific Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
April 30, 2018 (Unaudited)
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25%, 1.00% and 0.50% of the Fund’s average daily net assets attributable to Class A, Class C and Class R shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and an additional 0.25% can be reimbursed for shareholder servicing expenses. For Class R shares, of the 0.50% fee, up to 0.25% can be reimbursed for shareholder servicing expenses.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $4,000 for Class C shares. This amount is based on the most recent information available as of March 31, 2018, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended April 30, 2018, if any, are listed below:
Amount ($)
Class A	2,077
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	March 1, 2018 through February 28, 2019	Prior to March 1, 2018
Class A	1.59%	1.59%
Class C	2.34	2.34
Institutional Class	1.34	1.34
Institutional 2 Class	1.23	1.245
Institutional 3 Class	1.17	1.195
Class R	1.84	1.84
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
Columbia Contrarian Asia Pacific Fund | Semiannual Report 2018	23

Notes to Financial Statements  (continued)
April 30, 2018 (Unaudited)
At April 30, 2018, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
24,569,000	6,380,000	(1,146,000)	5,234,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at October 31, 2017, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
2018 ($)	2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
—	—	91,151,572	—	91,151,572
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $35,173,868 and $37,435,583, respectively, for the six months ended April 30, 2018. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
For the six months ended April 30, 2018, the average daily loan balance outstanding on days when borrowing existed was $4,400,000 at a weighted average interest rate of 2.90%. Interest expense incurred by the Fund is recorded as a line of credit interest expense in the Statement of Operations. The Fund had no outstanding borrowings at April 30, 2018.
24	Columbia Contrarian Asia Pacific Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
April 30, 2018 (Unaudited)
Note 8. Significant risks
Asia Pacific region risk
Because the Fund concentrates its investments in the Asia Pacific region, the Fund may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the Asia Pacific region. Many of the countries in the Asia Pacific region are considered underdeveloped or developing, including from a political economic and/or social perspective, and may have relatively unstable governments and economies based on limited business, industries and/or natural resources or commodities. Events in any one country within the region may impact other countries in the region or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified. This could result in increased volatility in the value of the Fund’s investments and losses for the Fund. Also, securities of some companies in the region can be less liquid than U.S. or other foreign securities, potentially making it difficult for the Fund to sell such securities at a desirable time and place.
Financial sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Foreign securities and emerging market countries risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.
Shareholder concentration risk
At April 30, 2018, two unaffiliated shareholders of record owned 34.1% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 49.3% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Technology and technology-related investment risk
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such
Columbia Contrarian Asia Pacific Fund | Semiannual Report 2018	25

Notes to Financial Statements  (continued)
April 30, 2018 (Unaudited)
competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
26	Columbia Contrarian Asia Pacific Fund | Semiannual Report 2018

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
Columbia Contrarian Asia Pacific Fund | Semiannual Report 2018	27

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Columbia Contrarian Asia Pacific Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2018 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus .com/investor/
SAR119_10_H01_(06/18)

SemiAnnual Report
April 30, 2018
Columbia Global Bond Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
The year 2017 was an extraordinary year in the financial markets. The S&P 500 Index didn’t experience a single down month and returned over 20%. Continuing this trend, January 2018 marked the fastest start for the index ever. Low volatility, which had been a feature of the U.S. equity market for several years, along with the surge in the S&P 500 Index, drove investor sentiment to very high levels. This arguably set the stage for an overdue correction, which we witnessed in February 2018.
A return to volatility
There have been few periods of market upheaval such as were experienced in the first part of 2018. While investors were taken by surprise by the sudden and pronounced market swings, the return to some level of volatility actually marked a resumption of relatively normal market conditions. Having said that, it’s important to distinguish between a good technical correction where excess enthusiasm in the marketplace is being let out, versus a real change in the underlying fundamentals – things like an underperforming economy or weaker corporate earnings. Our view is that the recent market volatility falls into the former category, and the fundamentals remain strong. We’re continuing to see improvements in global economic activity, and we’re seeing corporate earnings expectations continue to rise – and not just because of tax reform.
Consistency is more important than ever
It’s important to keep in mind that when it comes to long-term investing, it’s the destination, not the journey that matters most. If you have a financial goal that you’ve worked out with your financial advisor, and you have a good asset allocation plan to reach it, it’s a question of sticking with your plan rather than become focused on near-term volatility. Bouts of volatility are normal. After all, it’s hard to cross the ocean without hitting an occasional rough patch. You need to focus on the destination.
One final thought. In weathering volatility, it’s the consistency of the return that is essential. Investors who chase higher returns are usually the first to sell when an investment goes through a bad patch, and they therefore don’t tend to benefit from the recovery. More disciplined investors who perhaps panic less or not at all during periods of volatility, tend to have improved long-term results and are more likely to reach their financial goals. Nothing is more important to us than making sure those who have entrusted us to protect and grow their assets are able to do what matters most to them.
Your success is our priority. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for consistent, sustainable outcomes, no matter the market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Past performance is no guarantee of future results.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2018 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Global Bond Fund   |  Semiannual Report 2018

Columbia Global Bond Fund  |  Semiannual Report 2018

Fund at a Glance
(Unaudited)
Investment objective
Columbia Global Bond Fund (the Fund) seeks to provide shareholders with high total return through income and growth of capital.
Portfolio management
Adrian Hilton
Lead Portfolio Manager
Managed Fund since 2017
Gene Tannuzzo, CFA
Portfolio Manager
Managed Fund since 2014
Average annual total returns (%) (for the period ended April 30, 2018)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	03/20/89	0.35	1.78	-2.26	1.15
	Including sales charges		-4.36	-3.06	-3.22	0.66
Advisor Class*		03/01/18	0.36	1.79	-2.26	1.15
Class C	Excluding sales charges	06/26/00	0.00	0.91	-3.03	0.39
	Including sales charges		-1.00	-0.09	-3.03	0.39
Institutional Class*		09/27/10	0.52	1.95	-2.00	1.36
Institutional 3 Class*		11/08/12	0.53	1.78	-1.88	1.36
Class R*		03/15/10	0.18	1.44	-2.50	0.87
Class T	Excluding sales charges	12/01/06	0.35	1.78	-2.23	1.14
	Including sales charges		-2.23	-0.70	-2.72	0.88
Bloomberg Barclays Global Aggregate Index			1.19	4.09	0.89	2.60
Returns for Class A shares are shown with and without the maximum initial sales charge of 4.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The returns for Class T shares are shown with and without the maximum applicable sales charge of 2.50% per transaction. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg Barclays Global Aggregate Index is a broad-based benchmark that measures the global investment-grade fixed-rate debt markets.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Global Bond Fund | Semiannual Report 2018

Fund at a Glance   (continued)
(Unaudited)
Quality breakdown (%) (at April 30, 2018)
AAA rating	12.1
AA rating	5.2
A rating	3.8
BBB rating	43.5
BB rating	18.1
B rating	13.1
CCC rating	1.6
Not rated	2.6
Total	100.0
Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other country-specific factors as the direction and stance of fiscal policy, balance of payment trends and commodity prices, the level and structure of public debt as well as political stability and commitment to strong macroeconomic policies.
Columbia Global Bond Fund | Semiannual Report 2018	3

Fund at a Glance   (continued)
(Unaudited)
Country breakdown (%) (at April 30, 2018)
Argentina	2.2
Australia	1.1
Bahamas	0.0 (a)
Bermuda	0.5
Canada	1.3
Dominican Republic	2.2
Egypt	1.1
France	0.2
Germany	2.2
Honduras	0.7
Ireland	0.2
Italy	0.1
Jersey	0.0 (a)
Kazakhstan	0.7
Luxembourg	0.1
Mexico	3.4
Netherlands	0.3
Panama	0.3
Philippines	0.4
Romania	0.3
Russian Federation	12.0
Senegal	1.6
Serbia	0.5
South Africa	6.8
South Korea	1.9
Spain	2.9
United Kingdom	3.0
United States(b)	54.0
Total	100.0

(a)	Rounds to zero.
(b)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At April 30, 2018, the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.
Market exposure through derivatives investments (% of notional exposure) (at April 30, 2018)(a)
	Long	Short	Net
Fixed Income Derivative Contracts	192.4	(425.6)	(233.2)
Foreign Currency Derivative Contracts	199.3	(66.1)	133.2
Total Notional Market Value of Derivative Contracts	391.7	(491.7)	(100.0)
(a) The Fund has market exposure (long and/or short) to fixed income and foreign currency through its investments in derivatives. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Portfolio of Investments, and Note 2 to the Notes to Financial Statements.

4	Columbia Global Bond Fund | Semiannual Report 2018

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
November 1, 2017 — April 30, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,003.50	1,019.64	5.17	5.21	1.04
Advisor Class	1,000.00	1,000.00	976.10 (a)	1,020.88	1.26 (a)	3.96	0.79 (a)
Class C	1,000.00	1,000.00	1,000.00	1,015.92	8.88	8.95	1.79
Institutional Class	1,000.00	1,000.00	1,005.20	1,020.88	3.93	3.96	0.79
Institutional 3 Class	1,000.00	1,000.00	1,005.30	1,021.77	3.03	3.06	0.61
Class R	1,000.00	1,000.00	1,001.80	1,018.40	6.40	6.46	1.29
Class T	1,000.00	1,000.00	1,003.50	1,019.64	5.17	5.21	1.04
(a)	Based on operations from March 1, 2018 (commencement of operations) through the stated period end.
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Global Bond Fund | Semiannual Report 2018	5

Portfolio of Investments
April 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 1.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 1.9%
Centre Point Funding LLC(a)
Series 2012-2A Class 1
08/20/2021	2.610%	222,817	220,226
CLI Funding V LLC(a)
Series 2013-1A
03/18/2028	2.830%	288,800	282,782
TAL Advantage V LLC(a)
Series 2013-1A Class A
02/22/2038	2.830%	253,750	248,849
Total			751,857
Total Asset-Backed Securities — Non-Agency (Cost $766,903)			751,857

Commercial Mortgage-Backed Securities - Agency 0.8%

United States 0.8%
Government National Mortgage Association
Series 2013-13 Class AC
04/16/2046	1.700%	320,235	299,981
Total Commercial Mortgage-Backed Securities - Agency (Cost $317,395)			299,981

Commercial Mortgage-Backed Securities - Non-Agency 3.5%

United States 3.5%
American Homes 4 Rent Trust(a)
Series 2015-SFR1 Class A
04/17/2052	3.467%	945,028	932,221
VSD (a)
Series 2017-PLT1 Class A
12/25/2043	3.600%	434,370	433,881
Total			1,366,102
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $1,379,360)			1,366,102

Corporate Bonds & Notes 33.6%

Australia 1.1%
Woodside Finance Ltd.(a)
03/05/2025	3.650%	425,000	414,263
Bahamas 0.0%
Silversea Cruise Finance Ltd.(a)
02/01/2025	7.250%	7,000	7,417
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bermuda 0.5%
Bacardi Ltd.(a)
05/15/2048	5.300%	200,000	197,307
Canada 1.2%
1011778 BC ULC/New Red Finance, Inc.(a)
05/15/2024	4.250%	20,000	19,120
10/15/2025	5.000%	25,000	24,093
Bombardier, Inc.(a)
12/01/2021	8.750%	17,000	18,881
12/01/2024	7.500%	10,000	10,525
HudBay Minerals, Inc.(a)
01/15/2023	7.250%	5,000	5,216
01/15/2025	7.625%	17,000	18,118
MDC Partners, Inc.(a)
05/01/2024	6.500%	6,000	5,899
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	7,000	6,964
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	10,000	9,982
Teck Resources Ltd.
07/15/2041	6.250%	41,000	43,520
Thomson Reuters Corp.
05/23/2043	4.500%	210,000	199,064
Valeant Pharmaceuticals International, Inc.(a)
05/15/2023	5.875%	50,000	45,909
03/15/2024	7.000%	22,000	23,231
11/01/2025	5.500%	9,000	8,955
Videotron Ltd.(a)
06/15/2024	5.375%	39,000	40,122
04/15/2027	5.125%	6,000	5,895
Total			485,494
France 0.2%
Altice France SA(a)
05/01/2026	7.375%	69,000	66,934
SPCM SA(a)
09/15/2025	4.875%	11,000	10,663
Total			77,597
Germany 0.1%
Unitymedia GmbH(a)
01/15/2025	6.125%	7,000	7,363
Unitymedia Hessen GmbH & Co. KG NRW(a)
01/15/2025	5.000%	45,000	46,014
Total			53,377
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Global Bond Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
April 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ireland 0.1%
Ardagh Packaging Finance PLC/Holdings U.S.A., Inc.(a)
05/15/2024	7.250%	30,000	31,734
02/15/2025	6.000%	13,000	13,167
Avolon Holdings Funding Ltd.(a)
01/15/2023	5.500%	13,000	12,922
Total			57,823
Italy 0.1%
Telecom Italia Capital SA
09/30/2034	6.000%	27,000	28,050
Wind Tre SpA(a)
01/20/2026	5.000%	15,000	12,546
Total			40,596
Jersey 0.0%
Delphi Technologies PLC(a)
10/01/2025	5.000%	14,000	13,488
Luxembourg 0.1%
FAGE International SA/U.S.A. Dairy Industry, Inc.(a)
08/15/2026	5.625%	17,000	15,913
INEOS Group Holdings SA(a)
08/01/2024	5.625%	7,000	7,059
Total			22,972
Mexico 1.3%
Cemex SAB de CV(a)
04/16/2026	7.750%	450,000	493,231
Netherlands 0.3%
Atotech U.S.A., Inc.(a)
02/01/2025	6.250%	11,000	11,117
Constellium NV(a)
05/15/2024	5.750%	16,000	15,756
03/01/2025	6.625%	13,000	13,216
Sensata Technologies BV(a)
10/01/2025	5.000%	20,000	19,892
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	24,000	22,412
Ziggo Secured Finance BV(a)
01/15/2027	5.500%	20,000	18,854
Total			101,247
Panama 0.3%
Ena Norte Trust(a)
04/25/2023	4.950%	105,613	108,211
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United Kingdom 0.8%
Sky PLC(a)
09/16/2024	3.750%	270,000	270,464
Virgin Media Finance PLC(a)
01/15/2025	5.750%	47,000	44,953
Virgin Media Secured Finance PLC(a)
01/15/2026	5.250%	14,000	13,328
Total			328,745
United States 27.5%
Acadia Healthcare Co., Inc.
03/01/2024	6.500%	13,000	13,455
AES Corp.
03/15/2023	4.500%	2,000	2,010
05/15/2026	6.000%	11,000	11,493
09/01/2027	5.125%	12,000	12,167
Ally Financial, Inc.
05/19/2022	4.625%	14,000	14,133
09/30/2024	5.125%	4,000	4,108
03/30/2025	4.625%	14,000	13,908
11/01/2031	8.000%	28,000	34,040
Altice U.S. Finance I Corp.(a)
05/15/2026	5.500%	20,000	19,550
Angus Chemical Co.(a)
02/15/2023	8.750%	24,000	24,986
Apergy Corp.(a),(b)
05/01/2026	6.375%	3,000	3,045
APX Group, Inc.
09/01/2023	7.625%	7,000	6,534
Aramark Services, Inc.(a)
02/01/2028	5.000%	7,000	6,811
Ascend Learning LLC(a)
08/01/2025	6.875%	6,000	6,103
AT&T, Inc.
06/15/2045	4.350%	300,000	264,085
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/2025	5.250%	18,000	17,231
B&G Foods, Inc.
04/01/2025	5.250%	33,000	30,225
Beacon Roofing Supply, Inc.
10/01/2023	6.375%	5,000	5,257
Beacon Roofing Supply, Inc.(a)
11/01/2025	4.875%	19,000	17,944
Big River Steel LLC/Finance Corp.(a)
09/01/2025	7.250%	15,000	15,657
Boyd Gaming Corp.
04/01/2026	6.375%	9,000	9,413

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Bond Fund | Semiannual Report 2018	7

Portfolio of Investments  (continued)
April 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Boyne U.S.A., Inc.(a)
05/01/2025	7.250%	8,000	8,258
Brighthouse Financial, Inc.(a)
06/22/2047	4.700%	85,000	74,575
Caesars Resort Collection LLC/CRC Finco, Inc.(a)
10/15/2025	5.250%	9,000	8,594
Callon Petroleum Co.
10/01/2024	6.125%	14,000	14,313
Calpine Corp.
01/15/2025	5.750%	17,000	15,595
Calpine Corp.(a)
06/01/2026	5.250%	2,000	1,916
Camelot Finance SA(a)
10/15/2024	7.875%	12,000	12,501
Cardinal Health, Inc.
06/15/2047	4.368%	50,000	46,722
Catalent Pharma Solutions, Inc.(a)
01/15/2026	4.875%	8,000	7,783
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	41,000	38,407
05/01/2027	5.875%	24,000	23,572
02/01/2028	5.000%	3,000	2,761
CDK Global, Inc.
06/01/2027	4.875%	6,000	5,754
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millenium Operations LLC(a)
04/15/2027	5.375%	15,000	14,924
Centene Corp.
01/15/2025	4.750%	6,000	5,834
Centennial Resource Production LLC(a)
01/15/2026	5.375%	5,000	4,956
CenturyLink, Inc.
03/15/2022	5.800%	8,000	7,960
12/01/2023	6.750%	32,000	31,900
Cequel Communications Holdings I LLC/Capital Corp.(a)
12/15/2021	5.125%	15,000	15,016
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	16,000	15,652
Charles River Laboratories International, Inc.(a)
04/01/2026	5.500%	4,000	4,068
Chobani LLC/Finance Corp., Inc.(a)
04/15/2025	7.500%	24,000	24,121
CHS/Community Health Systems, Inc.
02/01/2022	6.875%	6,000	3,272
03/31/2023	6.250%	18,000	16,439
CIT Group, Inc.
03/07/2025	5.250%	3,000	3,064
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMS Energy Corp.
11/15/2025	3.600%	85,000	83,080
02/15/2027	2.950%	225,000	206,348
ConAgra Foods, Inc.
09/15/2022	3.250%	345,000	338,359
Continental Resources, Inc.
06/01/2024	3.800%	2,000	1,946
Core & Main LP(a)
08/15/2025	6.125%	7,000	6,891
Crown Americas LLC/Capital Corp. VI(a)
02/01/2026	4.750%	6,000	5,790
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	25,000	24,759
CSC Holdings LLC(a)
10/15/2025	6.625%	29,000	29,876
10/15/2025	10.875%	13,000	15,244
02/01/2028	5.375%	13,000	12,167
CSX Corp.
11/01/2046	3.800%	65,000	58,697
CyrusOne LP/Finance Corp.
03/15/2024	5.000%	7,000	7,029
03/15/2027	5.375%	22,000	22,030
DaVita, Inc.
05/01/2025	5.000%	30,000	28,439
Delek Logistics Partners LP(a)
05/15/2025	6.750%	13,000	12,985
Diamond Offshore Drilling, Inc.
08/15/2025	7.875%	7,000	7,187
Diamondback Energy, Inc.
11/01/2024	4.750%	6,000	5,970
05/31/2025	5.375%	34,000	34,552
DISH DBS Corp.
11/15/2024	5.875%	11,000	9,376
07/01/2026	7.750%	53,000	48,294
DTE Energy Co.
06/01/2024	3.500%	246,000	241,477
Duke Energy Carolinas LLC
03/15/2046	3.875%	45,000	44,021
Eldorado Resorts, Inc.
04/01/2025	6.000%	18,000	17,829
Emera U.S. Finance LP
06/15/2046	4.750%	225,000	223,995
Endeavor Energy Resources LP/Finance, Inc.(a)
01/30/2026	5.500%	2,000	2,006
01/30/2028	5.750%	15,000	15,080
Energy Transfer Equity LP
06/01/2027	5.500%	66,000	65,812

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Global Bond Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
April 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Enterprise Products Operating LLC
02/15/2045	5.100%	67,000	71,302
02/15/2048	4.250%	85,000	80,414
Envision Healthcare Corp.(a)
12/01/2024	6.250%	10,000	10,399
Equinix, Inc.
01/15/2026	5.875%	24,000	24,837
05/15/2027	5.375%	37,000	37,584
ERAC U.S.A. Finance LLC(a)
02/15/2045	4.500%	113,000	109,325
Extraction Oil & Gas, Inc.(a)
05/15/2024	7.375%	14,000	14,678
First Data Corp.(a)
12/01/2023	7.000%	24,000	25,118
Five Corners Funding Trust(a)
11/15/2023	4.419%	295,000	304,979
Freeport-McMoRan, Inc.
03/15/2043	5.450%	45,000	40,776
Frontier Communications Corp.
01/15/2025	6.875%	11,000	6,732
Frontier Communications Corp.(a)
04/01/2026	8.500%	5,000	4,852
Gartner, Inc.(a)
04/01/2025	5.125%	24,000	24,120
Gates Global LLC/Co.(a)
07/15/2022	6.000%	14,000	14,176
GLP Capital LP/Financing II, Inc.
04/15/2026	5.375%	24,000	24,185
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.(a)
12/15/2023	7.375%	9,000	9,496
H&E Equipment Services, Inc.
09/01/2025	5.625%	7,000	7,032
Halcon Resources Corp.(a)
02/15/2025	6.750%	12,000	11,915
Halcon Resources Corp.
02/15/2025	6.750%	11,000	10,983
HCA, Inc.
04/15/2025	5.250%	33,000	33,451
06/15/2026	5.250%	14,000	14,063
02/15/2027	4.500%	26,000	24,891
Hertz Corp. (The)(a)
06/01/2022	7.625%	15,000	15,285
Hilton Domestic Operating Co., Inc.(a)
05/01/2026	5.125%	6,000	5,991
Hilton Grand Vacations Borrower LLC/Inc.
12/01/2024	6.125%	8,000	8,456
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Holly Energy Partners LP/Finance Corp.(a)
08/01/2024	6.000%	16,000	16,107
Hologic, Inc.(a)
10/15/2025	4.375%	13,000	12,510
02/01/2028	4.625%	4,000	3,813
HUB International Ltd.(a)
10/01/2021	7.875%	22,000	22,930
05/01/2026	7.000%	15,000	15,017
Indigo Natural Resources LLC(a)
02/15/2026	6.875%	9,000	8,631
Informatica LLC(a)
07/15/2023	7.125%	12,000	12,021
International Game Technology PLC(a)
02/15/2022	6.250%	43,000	45,199
Interval Acquisition Corp.
04/15/2023	5.625%	23,000	23,952
IQVIA, Inc.(a)
05/15/2023	4.875%	16,000	16,249
IRB Holding Corp.(a)
02/15/2026	6.750%	4,000	3,880
Iron Mountain, Inc.(a)
09/15/2027	4.875%	7,000	6,553
03/15/2028	5.250%	15,000	14,113
iStar, Inc.
04/01/2022	6.000%	9,000	9,061
Jack Ohio Finance LLC/1 Corp.(a)
11/15/2021	6.750%	24,000	24,841
Jagged Peak Energy LLC(a),(b)
05/01/2026	5.875%	12,000	12,050
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a)
08/01/2023	6.375%	39,000	39,687
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	11,000	10,738
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)
06/01/2026	5.250%	12,000	12,060
06/01/2027	4.750%	12,000	11,525
Kinder Morgan Energy Partners LP
03/01/2043	5.000%	30,000	28,421
Kinder Morgan, Inc.
02/15/2046	5.050%	150,000	144,209
Koppers, Inc.(a)
02/15/2025	6.000%	6,000	6,117
L Brands, Inc.
02/01/2028	5.250%	1,000	940
11/01/2035	6.875%	15,000	14,230

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Bond Fund | Semiannual Report 2018	9

Portfolio of Investments  (continued)
April 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lamb Weston Holdings, Inc.(a)
11/01/2024	4.625%	8,000	7,923
11/01/2026	4.875%	23,000	22,924
Lennar Corp.(a)
06/01/2026	5.250%	2,000	1,959
06/15/2027	5.000%	12,000	11,585
11/29/2027	4.750%	20,000	18,862
Liberty Mutual Group, Inc.(a)
06/15/2023	4.250%	500,000	507,073
Live Nation Entertainment, Inc.(a)
11/01/2024	4.875%	10,000	9,788
03/15/2026	5.625%	4,000	3,998
Match Group, Inc.
06/01/2024	6.375%	25,000	26,485
Match Group, Inc.(a)
12/15/2027	5.000%	3,000	2,947
Mattel, Inc.(a)
12/31/2025	6.750%	9,000	8,775
Meritage Homes Corp.
06/01/2025	6.000%	7,000	7,206
06/06/2027	5.125%	9,000	8,470
MetLife, Inc.
09/15/2023	4.368%	235,000	243,022
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	10,000	10,200
09/01/2026	4.500%	10,000	9,443
01/15/2028	4.500%	2,000	1,843
MGM Resorts International
12/15/2021	6.625%	23,000	24,584
Molina Healthcare, Inc.(a)
06/15/2025	4.875%	2,000	1,900
Molson Coors Brewing Co.
07/15/2046	4.200%	80,000	73,270
MPH Acquisition Holdings LLC(a)
06/01/2024	7.125%	31,000	31,520
MSCI, Inc.(a)
08/01/2026	4.750%	15,000	14,888
Multi-Color Corp.(a)
11/01/2025	4.875%	15,000	14,029
Nabors Industries, Inc.(a)
02/01/2025	5.750%	24,000	22,814
Navient Corp.
01/25/2022	7.250%	10,000	10,605
03/25/2024	6.125%	19,000	19,010
10/25/2024	5.875%	12,000	11,752
Netflix, Inc.
11/15/2026	4.375%	18,000	16,851
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Netflix, Inc.(a)
04/15/2028	4.875%	31,000	29,213
11/15/2028	5.875%	18,000	17,959
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%	16,000	14,978
NFP Corp.(a)
07/15/2025	6.875%	14,000	13,863
NGPL PipeCo LLC(a)
08/15/2022	4.375%	6,000	5,973
08/15/2027	4.875%	7,000	6,801
12/15/2037	7.768%	22,000	26,533
Nielsen Luxembourg SARL(a)
02/01/2025	5.000%	11,000	10,805
NiSource, Inc.
05/15/2047	4.375%	175,000	173,134
Novelis Corp.(a)
08/15/2024	6.250%	13,000	13,258
09/30/2026	5.875%	39,000	38,747
Novolex (a)
01/15/2025	6.875%	6,000	6,041
NRG Energy, Inc.
01/15/2027	6.625%	27,000	27,778
NRG Energy, Inc.(a)
01/15/2028	5.750%	2,000	1,981
NRG Yield Operating LLC
08/15/2024	5.375%	49,000	49,074
09/15/2026	5.000%	21,000	20,534
NuStar Logistics LP
04/28/2027	5.625%	12,000	11,367
Olin Corp.
02/01/2030	5.000%	9,000	8,577
Outfront Media Capital LLC/Corp.
03/15/2025	5.875%	24,000	24,497
Owens-Brockway Glass Container, Inc.(a)
08/15/2023	5.875%	14,000	14,332
Pacific Gas & Electric Co.
02/15/2044	4.750%	129,000	131,211
Parsley Energy LLC/Finance Corp.(a)
08/15/2025	5.250%	29,000	28,950
10/15/2027	5.625%	2,000	2,026
Pattern Energy Group, Inc.(a)
02/01/2024	5.875%	23,000	23,540
PDC Energy, Inc.
09/15/2024	6.125%	30,000	30,759
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	400,000	393,525

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Global Bond Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
April 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Penn National Gaming, Inc.(a)
01/15/2027	5.625%	13,000	12,479
Penske Automotive Group, Inc.
12/01/2024	5.375%	3,000	2,976
Pinnacle Foods Finance LLC/Corp.
01/15/2024	5.875%	3,000	3,091
Plains All American Pipeline LP/Finance Corp.
02/15/2045	4.900%	460,000	422,442
Platform Specialty Products Corp.(a)
02/01/2022	6.500%	5,000	5,123
12/01/2025	5.875%	18,000	17,560
Polaris Intermediate Corp. PIK(a)
12/01/2022	8.500%	9,000	9,131
Post Holdings, Inc.(a)
08/15/2026	5.000%	5,000	4,700
03/01/2027	5.750%	48,000	47,018
01/15/2028	5.625%	10,000	9,550
PPL Capital Funding, Inc.
06/01/2023	3.400%	525,000	516,720
PQ Corp.(a)
11/15/2022	6.750%	24,000	25,434
12/15/2025	5.750%	9,000	8,922
Prestige Brands, Inc.(a)
03/01/2024	6.375%	26,000	26,128
Progress Energy, Inc.
04/01/2022	3.150%	1,325,000	1,303,452
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	13,000	13,077
PTC, Inc.
05/15/2024	6.000%	26,000	27,309
Qualitytech LP/QTS Finance Corp.(a)
11/15/2025	4.750%	17,000	16,012
Quicken Loans, Inc.(a)
05/01/2025	5.750%	22,000	21,654
Radiate HoldCo LLC/Finance, Inc.(a)
02/15/2023	6.875%	2,000	1,937
02/15/2025	6.625%	12,000	11,130
Reynolds Group Issuer, Inc./LLC(a)
07/15/2024	7.000%	33,000	34,341
Rivers Pittsburgh Borrower LP/Finance Corp.(a)
08/15/2021	6.125%	10,000	9,834
Rockies Express Pipeline LLC(a)
04/15/2040	6.875%	19,000	21,928
Rowan Companies, Inc.
01/15/2024	4.750%	6,000	5,145
RSP Permian, Inc.
01/15/2025	5.250%	25,000	25,718
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SBA Communications Corp.
09/01/2024	4.875%	45,000	43,326
Scientific Games International, Inc.
12/01/2022	10.000%	28,000	30,170
Scientific Games International, Inc.(a)
10/15/2025	5.000%	18,000	17,394
Scotts Miracle-Gro Co. (The)
10/15/2023	6.000%	23,000	24,043
12/15/2026	5.250%	4,000	3,887
Sempra Energy
06/15/2024	3.550%	235,000	231,197
06/15/2027	3.250%	110,000	103,216
SESI LLC(a)
09/15/2024	7.750%	12,000	12,455
Sirius XM Radio, Inc.(a)
07/15/2026	5.375%	12,000	11,791
08/01/2027	5.000%	32,000	30,562
SM Energy Co.
06/01/2025	5.625%	7,000	6,767
09/15/2026	6.750%	32,000	32,606
Sotera Health Holdings LLC(a)
05/15/2023	6.500%	25,000	25,081
Southern Co. (The)
07/01/2046	4.400%	180,000	177,697
Spectrum Brands, Inc.
07/15/2025	5.750%	25,000	25,002
Springleaf Finance Corp.
03/15/2023	5.625%	4,000	4,006
03/15/2025	6.875%	12,000	12,115
Springs Industries, Inc.
06/01/2021	6.250%	33,000	33,461
Sprint Corp.
06/15/2024	7.125%	10,000	10,360
02/15/2025	7.625%	46,000	48,415
03/01/2026	7.625%	17,000	17,905
Steel Dynamics, Inc.
09/15/2025	4.125%	5,000	4,772
Sunoco LP/Finance Corp.(a)
01/15/2023	4.875%	4,000	3,934
02/15/2026	5.500%	7,000	6,793
03/15/2028	5.875%	4,000	3,885
Symantec Corp.(a)
04/15/2025	5.000%	19,000	19,023
Tallgrass Energy Partners LP/Finance Corp.(a)
09/15/2024	5.500%	7,000	7,094
01/15/2028	5.500%	9,000	8,956
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	41,000	39,258

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Bond Fund | Semiannual Report 2018	11

Portfolio of Investments  (continued)
April 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Targa Resources Partners LP/Finance Corp.(a)
01/15/2028	5.000%	33,000	30,773
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	15,000	15,379
Teachers Insurance & Annuity Association of America(a)
Subordinated
05/15/2047	4.270%	180,000	175,141
Teleflex, Inc.
06/01/2026	4.875%	6,000	5,903
11/15/2027	4.625%	10,000	9,593
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	6.750%	15,000	14,895
Tenet Healthcare Corp.
06/15/2023	6.750%	19,000	18,713
Tenet Healthcare Corp.(a)
05/01/2025	5.125%	11,000	10,692
08/01/2025	7.000%	6,000	5,898
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	21,000	19,696
T-Mobile U.S.A., Inc.
01/15/2026	6.500%	42,000	44,677
02/01/2026	4.500%	6,000	5,772
02/01/2028	4.750%	10,000	9,631
TransDigm, Inc.
05/15/2025	6.500%	35,000	35,555
06/15/2026	6.375%	17,000	17,110
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	12,000	12,000
Transocean, Inc.(a)
01/15/2026	7.500%	4,000	4,059
U.S.A. Compression Partners LP/Finance Corp.(a)
04/01/2026	6.875%	11,000	11,220
United Rentals North America, Inc.
05/15/2027	5.500%	21,000	20,846
01/15/2028	4.875%	31,000	29,348
Valeant Pharmaceuticals International, Inc.(a)
04/01/2026	9.250%	12,000	12,229
Valvoline, Inc.
07/15/2024	5.500%	3,000	3,076
08/15/2025	4.375%	16,000	15,468
Vantiv LLC/Vanity Issuer Corp.(a)
11/15/2025	4.375%	5,000	4,790
VeriSign, Inc.
04/01/2025	5.250%	24,000	24,626
07/15/2027	4.750%	2,000	1,921
Verizon Communications, Inc.
03/15/2055	4.672%	180,000	164,823
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
VFH Parent LLC/Orchestra Co-Issuer, Inc.(a)
06/15/2022	6.750%	5,000	5,192
Viking Cruises Ltd.(a)
09/15/2027	5.875%	5,000	4,823
Vistra Energy Corp.
11/01/2024	7.625%	15,000	16,115
Vistra Energy Corp.(a)
01/30/2026	8.125%	5,000	5,488
Weatherford International LLC(a)
03/01/2025	9.875%	2,000	1,904
Weatherford International Ltd.
06/15/2021	7.750%	8,000	7,920
WellCare Health Plans, Inc.
04/01/2025	5.250%	25,000	25,172
WESCO Distribution, Inc.
06/15/2024	5.375%	9,000	9,090
Whiting Petroleum Corp.(a)
01/15/2026	6.625%	10,000	10,287
Williams Companies, Inc. (The)
06/24/2024	4.550%	34,000	33,887
WPX Energy, Inc.
01/15/2022	6.000%	27,000	28,232
09/15/2024	5.250%	18,000	18,135
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	11,000	10,934
05/15/2027	5.250%	11,000	10,604
Zayo Group LLC/Capital, Inc.(a)
01/15/2027	5.750%	33,000	32,745
Zekelman Industries, Inc.(a)
06/15/2023	9.875%	9,000	9,923
Total			10,780,694
Total Corporate Bonds & Notes (Cost $13,418,049)			13,182,462

Foreign Government Obligations(c),(d) 38.6%

Argentina 2.1%
Argentine Republic Government International Bond
04/22/2021	6.875%	300,000	314,759
04/22/2026	7.500%	500,000	524,596
Total			839,355
Canada 0.0%
NOVA Chemicals Corp.(a)
05/01/2025	5.000%	14,000	13,481

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Global Bond Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
April 30, 2018 (Unaudited)
Foreign Government Obligations(c),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Dominican Republic 2.1%
Dominican Republic International Bond(a)
04/20/2027	8.625%		700,000	820,434
Egypt 1.1%
Egypt Government International Bond(a)
01/31/2027	7.500%		400,000	422,866
Germany 2.0%
Bundesobligation (a),(e)
04/08/2022	0.000%	EUR	650,000	792,920
Honduras 0.7%
Honduras Government International Bond(a)
03/15/2024	7.500%		250,000	272,856
Italy 0.0%
Italy Buoni Poliennali Del Tesoro
11/01/2026	7.250%	EUR	283	498
Kazakhstan 0.6%
KazMunayGas National Co. JSC(a)
07/02/2018	9.125%		250,000	252,105
Mexico 2.1%
Mexican Bonos
05/31/2029	8.500%	MXN	5,200,000	298,432
Petroleos Mexicanos
01/24/2022	4.875%		500,000	508,263
Total				806,695
Philippines 0.4%
Power Sector Assets & Liabilities Management Corp.(a)
05/27/2019	7.250%		140,000	146,087
Romania 0.3%
Romanian Government International Bond(a)
01/22/2024	4.875%		100,000	103,992
Russian Federation 11.7%
Gazprom OAO Via Gaz Capital SA(a)
03/07/2022	6.510%		550,000	584,293
08/16/2037	7.288%		115,000	132,722
Russian Federal Bond - OFZ
04/14/2021	7.600%	RUB	236,200,000	3,856,899
Total				4,573,914
Senegal 1.6%
Senegal Government International Bond(a)
07/30/2024	6.250%		600,000	616,694
Foreign Government Obligations(c),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Serbia 0.5%
Serbia International Bond(a)
12/03/2018	5.875%		200,000	202,813
South Africa 6.7%
Republic of South Africa Government Bond
01/31/2037	8.500%	ZAR	34,000,000	2,613,911
South Korea 1.8%
Korea Treasury Bond
06/10/2026	1.875%	KRW	800,000,000	710,606
Spain 2.8%
Spain Government Bond(a)
10/31/2025	2.150%	EUR	635,000	837,598
10/31/2044	5.150%	EUR	146,000	280,096
Total				1,117,694
United Kingdom 2.1%
United Kingdom Gilt(a)
01/22/2045	3.500%	GBP	450,000	834,867
Total Foreign Government Obligations (Cost $14,612,209)				15,141,788

Residential Mortgage-Backed Securities - Non-Agency 1.2%

United States 1.2%
Citigroup Mortgage Loan Trust, Inc.(a),(f)
CMO Series 2013-2 Class 1A3
11/25/2037	3.716%		474,877	476,062
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $482,037)				476,062

Senior Loans 0.1%
Borrower	Weighted Average Coupon		Principal Amount ($)	Value ($)
United States 0.1%
Chesapeake Energy Corp.(g),(h)
Tranche A Term Loan
3-month USD LIBOR + 7.500% 08/23/2021	9.444%		22,759	24,068
Genesys Telecommunications Laboratories, Inc.(g),(h)
Tranche B3 Term Loan
3-month USD LIBOR + 3.500% 12/01/2023	5.802%		6,930	6,972
Serta Simmons Bedding LLC(g),(h)
2nd Lien Term Loan
3-month USD LIBOR + 8.000% 11/08/2024	10.331%		17,202	13,632

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Bond Fund | Semiannual Report 2018	13

Portfolio of Investments  (continued)
April 30, 2018 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
UFC Holdings LLC(g),(h)
2nd Lien Term Loan
3-month USD LIBOR + 7.500% 08/18/2024	9.401%	2,000	2,028
Total			46,700
Total Senior Loans (Cost $48,854)			46,700

U.S. Treasury Obligations 5.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 5.1%
U.S. Treasury
03/31/2020	2.250%	2,000,000	1,991,469
Total U.S. Treasury Obligations (Cost $1,993,278)			1,991,469
Money Market Funds 12.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.889%(i),(j)	4,915,334	4,914,843
Total Money Market Funds (Cost $4,914,945)		4,914,843
Total Investments in Securities (Cost $37,933,030)		38,171,264
Other Assets & Liabilities, Net		1,063,865
Net Assets		$39,235,129

At April 30, 2018, securities and/or cash totaling $1,078,968 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
482,219 USD	620,000 AUD	Citi	06/07/2018	—	(15,413)
142,607 USD	855,000 DKK	Citi	06/07/2018	—	(3,629)
472,393 USD	118,000,000 HUF	Citi	06/07/2018	—	(17,141)
176,749 USD	5,500,000 THB	Citi	06/07/2018	—	(2,297)
50,000 CAD	39,674 USD	Credit Suisse	06/07/2018	701	—
60,000 EUR	74,509 USD	Credit Suisse	06/07/2018	1,852	—
1,151,044 USD	1,446,000 CAD	Credit Suisse	06/07/2018	—	(23,933)
9,087,476 USD	7,315,000 EUR	Credit Suisse	06/07/2018	—	(229,328)
57,938 USD	450,000 NOK	Credit Suisse	06/07/2018	—	(1,772)
218,350 USD	1,832,000 SEK	Credit Suisse	06/07/2018	—	(8,546)
35,300,000 ZAR	2,907,803 USD	Credit Suisse	06/07/2018	90,153	—
17,000,000 JPY	158,757 USD	HSBC	06/07/2018	2,859	—
251,190,000 RUB	4,006,284 USD	HSBC	06/07/2018	35,433	—
6,957,741 USD	742,608,000 JPY	HSBC	06/07/2018	—	(147,700)
871,000 EUR	1,076,071 USD	Morgan Stanley	05/25/2018	22,408	—
1,455,000 NOK	187,752 USD	Morgan Stanley	05/25/2018	6,235	—
4,223,776 USD	32,819,000 NOK	Morgan Stanley	05/25/2018	—	(129,486)
3,372,000 MXN	185,637 USD	Morgan Stanley	06/07/2018	6,400	—
277,276 USD	265,000 CHF	Morgan Stanley	06/07/2018	—	(9,014)
58,160 USD	79,000 NZD	Morgan Stanley	06/07/2018	—	(2,582)
2,983 USD	10,000 PLN	Morgan Stanley	06/07/2018	—	(132)
84,016 USD	110,000 SGD	Morgan Stanley	06/07/2018	—	(996)
222,000,000 KRW	207,215 USD	Standard Chartered	06/07/2018	—	(226)
161,537 USD	10,130,000 RUB	Standard Chartered	06/07/2018	—	(1,401)
2,036,555 USD	2,575,000 CAD	UBS	05/25/2018	—	(30,067)
1,087,762 USD	758,000 GBP	UBS	06/07/2018	—	(42,380)
Total				166,041	(666,043)

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Global Bond Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
April 30, 2018 (Unaudited)
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Australian 3-Year Bond	92	06/2018	AUD	10,203,919	—	(9,207)
Euro-BTP	8	06/2018	EUR	1,124,033	38,495	—
Euro-Buxl 30-Year	19	06/2018	EUR	3,181,332	67,026	—
Long Gilt	3	06/2018	GBP	373,805	6,848	—
U.S. Treasury 5-Year Note	9	06/2018	USD	1,024,000	—	(5,346)
U.S. Ultra Bond	11	06/2018	USD	1,751,884	9,292	—
Total					121,661	(14,553)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month Euro Euribor	(66)	12/2019	EUR	(16,499,175)	—	(3,040)
Euro-Bobl	(109)	06/2018	EUR	(14,359,538)	—	(46,900)
Euro-Bund	(9)	06/2018	EUR	(1,431,901)	—	(22,051)
Euro-OAT	(13)	06/2018	EUR	(2,030,470)	—	(35,285)
U.S. Treasury 10-Year Note	(13)	06/2018	USD	(1,563,623)	—	(5,509)
Total					—	(112,785)

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 1.513%	3-Month CAD Canada Bankers’ Acceptances	Receives Semi annually, Pays Semi annually	Morgan Stanley	06/23/2026	CAD	2,300,000	(147,926)	—	—	—	(147,926)
Fixed rate of 2.366%	3-Month USD LIBOR	Receives Semi annually, Pays Quarterly	Morgan Stanley	10/10/2027	USD	5,500,000	(288,093)	—	—	—	(288,093)
Fixed rate of 0.254%	6-Month JPY BBA LIBOR	Receives Semi annually, Pays Semi annually	Morgan Stanley	07/19/2046	JPY	168,962,883	(252,446)	—	—	—	(252,446)
Total							(688,465)	—	—	—	(688,465)

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 29	Citi	06/20/2023	1.000	Quarterly	USD	800,000	15,577	(933)	14,969	—	—	(325)

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 30	Morgan Stanley	06/20/2023	5.000	Quarterly	USD	3,050,000	(43,095)	—	—	—	(43,095)
Markit CDX North America Investment Grade Index, Series 30	Morgan Stanley	06/20/2023	1.000	Quarterly	USD	6,500,000	(26,889)	—	—	—	(26,889)
Markit iTraxx Europe Crossover Index, Series 29	Morgan Stanley	06/20/2023	5.000	Quarterly	EUR	3,000,000	(40,254)	—	—	—	(40,254)
Total							(110,238)	—	—	—	(110,238)

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Bond Fund | Semiannual Report 2018	15

Portfolio of Investments  (continued)
April 30, 2018 (Unaudited)
Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 6 BBB-	Goldman Sachs International	05/11/2063	3.000	Monthly	6.520%	USD	750,000	(94,200)	375	—	(88,487)	—	(5,338)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At April 30, 2018, the value of these securities amounted to $14,545,691, which represents 37.07% of net assets.
(b)	Represents a security purchased on a when-issued basis.
(c)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(d)	Principal and interest may not be guaranteed by the government.
(e)	Zero coupon bond.
(f)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of April 30, 2018.
(g)	Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of April 30, 2018. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement therefore no weighted average coupon rate is disclosed. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.
(h)	Variable rate security. The interest rate shown was the current rate as of April 30, 2018.
(i)	The rate shown is the seven-day current annualized yield at April 30, 2018.
(j)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.889%
	1,844,323	15,987,221	(12,916,210)	4,915,334	(161)	(109)	27,187	4,914,843
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
PIK	Payment In Kind
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Global Bond Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
April 30, 2018 (Unaudited)
Currency Legend  (continued)
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
USD	US Dollar
ZAR	South African Rand
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Bond Fund | Semiannual Report 2018	17

Portfolio of Investments  (continued)
April 30, 2018 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	751,857	—	—	751,857
Commercial Mortgage-Backed Securities - Agency	—	299,981	—	—	299,981
Commercial Mortgage-Backed Securities - Non-Agency	—	1,366,102	—	—	1,366,102
Corporate Bonds & Notes	—	13,182,462	—	—	13,182,462
Foreign Government Obligations	—	15,141,788	—	—	15,141,788
Residential Mortgage-Backed Securities - Non-Agency	—	476,062	—	—	476,062
Senior Loans	—	46,700	—	—	46,700
U.S. Treasury Obligations	1,991,469	—	—	—	1,991,469
Money Market Funds	—	—	—	4,914,843	4,914,843
Total Investments in Securities	1,991,469	31,264,952	—	4,914,843	38,171,264
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	166,041	—	—	166,041
Futures Contracts	121,661	—	—	—	121,661
Liability
Forward Foreign Currency Exchange Contracts	—	(666,043)	—	—	(666,043)
Futures Contracts	(127,338)	—	—	—	(127,338)
Swap Contracts	—	(804,366)	—	—	(804,366)
Total	1,985,792	29,960,584	—	4,914,843	36,861,219
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Global Bond Fund | Semiannual Report 2018

Statement of Assets and Liabilities
April 30, 2018 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $33,018,085)	$33,256,421
Affiliated issuers (cost $4,914,945)	4,914,843
Cash	17
Foreign currency (cost $335,254)	326,790
Margin deposits on:
Futures contracts	218,407
Swap contracts	860,561
Unrealized appreciation on forward foreign currency exchange contracts	166,041
Upfront payments on swap contracts	14,969
Receivable for:
Investments sold	8,860
Investments sold on a delayed delivery basis	1,005
Capital shares sold	1,379
Dividends	7,225
Interest	322,219
Foreign tax reclaims	41,326
Variation margin for futures contracts	20,093
Variation margin for swap contracts	15,078
Expense reimbursement due from Investment Manager	2,612
Prepaid expenses	554
Other assets	17,995
Total assets	40,196,395
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	666,043
Unrealized depreciation on swap contracts	5,663
Upfront receipts on swap contracts	88,487
Payable for:
Investments purchased	4,806
Investments purchased on a delayed delivery basis	16,073
Capital shares purchased	40,802
Variation margin for futures contracts	22,673
Variation margin for swap contracts	1,723
Management services fees	2,103
Distribution and/or service fees	857
Transfer agent fees	9,346
Compensation of board members	42,994
Other expenses	59,696
Total liabilities	961,266
Net assets applicable to outstanding capital stock	$39,235,129
Represented by
Paid in capital	41,674,182
Undistributed net investment income	752,905
Accumulated net realized loss	(2,159,262)
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	238,336
Investments - affiliated issuers	(102)
Foreign currency translations	39,115
Forward foreign currency exchange contracts	(500,002)
Futures contracts	(5,677)
Swap contracts	(804,366)
Total - representing net assets applicable to outstanding capital stock	$39,235,129
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Bond Fund | Semiannual Report 2018	19

Statement of Assets and Liabilities  (continued)
April 30, 2018 (Unaudited)
Class A
Net assets	$35,976,443
Shares outstanding	6,302,901
Net asset value per share	$5.71
Maximum sales charge	4.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$5.99
Advisor Class
Net assets	$60,691
Shares outstanding	10,601
Net asset value per share(a)	$5.72
Class C
Net assets	$1,381,248
Shares outstanding	249,580
Net asset value per share	$5.53
Institutional Class
Net assets	$494,504
Shares outstanding	85,906
Net asset value per share	$5.76
Institutional 3 Class
Net assets	$1,276,533
Shares outstanding	222,790
Net asset value per share	$5.73
Class R
Net assets	$17,410
Shares outstanding	3,081
Net asset value per share	$5.65
Class T
Net assets	$28,300
Shares outstanding	4,959
Net asset value per share	$5.71
Maximum sales charge	2.50%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge per transaction for Class T shares)	$5.86

(a)	Net asset value per share rounds to this amount due to fractional shares outstanding.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Global Bond Fund | Semiannual Report 2018

Statement of Operations
Six Months Ended April 30, 2018 (Unaudited)
Net investment income
Income:
Dividends — affiliated issuers	$27,187
Interest	961,088
Foreign taxes withheld	(912)
Total income	987,363
Expenses:
Management services fees	137,924
Distribution and/or service fees
Class A	48,815
Class C	7,389
Class R	47
Class T	36
Transfer agent fees
Class A	44,407
Advisor Class(a)	20
Class C	1,680
Institutional Class	728
Institutional 3 Class	85
Class K	18
Class R	22
Class T	33
Plan administration fees
Class K	53
Compensation of board members	7,331
Custodian fees	31,501
Printing and postage fees	15,513
Registration fees	51,786
Audit fees	26,769
Legal fees	3,328
Compensation of chief compliance officer	6
Other	7,959
Total expenses	385,450
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(162,522)
Total net expenses	222,928
Net investment income	764,435
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	588,469
Investments — affiliated issuers	(161)
Foreign currency translations	(17,372)
Forward foreign currency exchange contracts	865,864
Futures contracts	219,527
Swap contracts	(638,826)
Net realized gain	1,017,501
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(1,285,489)
Investments — affiliated issuers	(109)
Foreign currency translations	17,323
Forward foreign currency exchange contracts	(248,247)
Futures contracts	(32,677)
Swap contracts	43,026
Net change in unrealized appreciation (depreciation)	(1,506,173)
Net realized and unrealized loss	(488,672)
Net increase in net assets resulting from operations	$275,763

(a)	Advisor Class shares are based on operations from March 1, 2018 (commencement of operations) through the stated period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Bond Fund | Semiannual Report 2018	21

Statement of Changes in Net Assets
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations
Net investment income	$764,435	$1,953,731
Net realized gain (loss)	1,017,501	(3,673,981)
Net change in unrealized appreciation (depreciation)	(1,506,173)	52,664
Net increase (decrease) in net assets resulting from operations	275,763	(1,667,586)
Decrease in net assets from capital stock activity	(7,852,025)	(28,992,859)
Total decrease in net assets	(7,576,262)	(30,660,445)
Net assets at beginning of period	46,811,391	77,471,836
Net assets at end of period	$39,235,129	$46,811,391
Undistributed (excess of distributions over) net investment income	$752,905	$(11,530)
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Global Bond Fund | Semiannual Report 2018

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	April 30, 2018 (Unaudited)(a)		October 31, 2017
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	59,015	343,425	215,900	1,222,286
Redemptions	(1,297,476)	(7,510,257)	(5,123,409)	(28,907,203)
Net decrease	(1,238,461)	(7,166,832)	(4,907,509)	(27,684,917)
Advisor Class
Subscriptions	10,617	61,958	—	—
Redemptions	(16)	(92)	—	—
Net increase	10,601	61,866	—	—
Class B
Subscriptions	—	—	1,468	8,144
Redemptions	—	—	(47,777)	(270,386)
Net decrease	—	—	(46,309)	(262,242)
Class C
Subscriptions	4,659	26,493	14,512	79,031
Redemptions	(41,233)	(232,720)	(145,741)	(805,594)
Net decrease	(36,574)	(206,227)	(131,229)	(726,563)
Class I
Redemptions	—	—	(1,638)	(9,197)
Net decrease	—	—	(1,638)	(9,197)
Institutional Class
Subscriptions	16,017	93,696	1,180,523	6,622,638
Redemptions	(148,522)	(859,810)	(1,378,915)	(7,878,403)
Net decrease	(132,505)	(766,114)	(198,392)	(1,255,765)
Institutional 3 Class
Subscriptions	70,399	410,030	173,799	1,007,399
Redemptions	(20,758)	(120,978)	(2,257)	(12,983)
Net increase	49,641	289,052	171,542	994,416
Class K
Subscriptions	222	1,285	570	3,236
Redemptions	(10,529)	(61,495)	(3,053)	(17,061)
Net decrease	(10,307)	(60,210)	(2,483)	(13,825)
Class R
Subscriptions	128	738	746	4,149
Redemptions	(617)	(3,556)	(4,720)	(26,011)
Net decrease	(489)	(2,818)	(3,974)	(21,862)
Class T
Redemptions	(128)	(742)	(2,271)	(12,904)
Net decrease	(128)	(742)	(2,271)	(12,904)
Total net decrease	(1,358,222)	(7,852,025)	(5,122,263)	(28,992,859)

(a)	Advisor Class shares are based on operations from March 1, 2018 (commencement of operations) through the stated period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Bond Fund | Semiannual Report 2018	23

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class A
Six Months Ended 4/30/2018 (Unaudited)	$5.69	0.10	(0.08)	0.02	—	—
Year Ended 10/31/2017	$5.80	0.18	(0.29)	(0.11)	—	—
Year Ended 10/31/2016	$5.72	0.17	(0.09)	0.08	—	—
Year Ended 10/31/2015	$6.31	0.21	(0.61)	(0.40)	(0.04)	(0.15)
Year Ended 10/31/2014	$6.41	0.17	(0.16)	0.01	(0.01)	(0.10)
Year Ended 10/31/2013	$7.22	0.16	(0.49)	(0.33)	(0.46)	(0.02)
Advisor Class
Six Months Ended 4/30/2018 (Unaudited)(e)	$5.86	0.03	(0.17)	(0.14)	—	—
Class C
Six Months Ended 4/30/2018 (Unaudited)	$5.53	0.08	(0.08)	0.00 (f)	—	—
Year Ended 10/31/2017	$5.69	0.13	(0.29)	(0.16)	—	—
Year Ended 10/31/2016	$5.65	0.12	(0.08)	0.04	—	—
Year Ended 10/31/2015	$6.24	0.16	(0.60)	(0.44)	—	(0.15)
Year Ended 10/31/2014	$6.38	0.12	(0.16)	(0.04)	(0.00) (f)	(0.10)
Year Ended 10/31/2013	$7.19	0.11	(0.48)	(0.37)	(0.42)	(0.02)
Institutional Class
Six Months Ended 4/30/2018 (Unaudited)	$5.73	0.11	(0.08)	0.03	—	—
Year Ended 10/31/2017	$5.83	0.19	(0.29)	(0.10)	—	—
Year Ended 10/31/2016	$5.73	0.18	(0.08)	0.10	—	—
Year Ended 10/31/2015	$6.32	0.22	(0.60)	(0.38)	(0.06)	(0.15)
Year Ended 10/31/2014	$6.42	0.19	(0.18)	0.01	(0.01)	(0.10)
Year Ended 10/31/2013	$7.22	0.17	(0.47)	(0.30)	(0.48)	(0.02)
Institutional 3 Class
Six Months Ended 4/30/2018 (Unaudited)	$5.70	0.12	(0.09)	0.03	—	—
Year Ended 10/31/2017	$5.80	0.18	(0.28)	(0.10)	—	—
Year Ended 10/31/2016	$5.70	0.19	(0.09)	0.10	—	—
Year Ended 10/31/2015	$6.29	0.23	(0.60)	(0.37)	(0.07)	(0.15)
Year Ended 10/31/2014	$6.37	0.20	(0.16)	0.04	(0.02)	(0.10)
Year Ended 10/31/2013(g)	$7.20	0.18	(0.50)	(0.32)	(0.49)	(0.02)
Class R
Six Months Ended 4/30/2018 (Unaudited)	$5.64	0.10	(0.09)	0.01	—	—
Year Ended 10/31/2017	$5.76	0.16	(0.28)	(0.12)	—	—
Year Ended 10/31/2016	$5.69	0.15	(0.08)	0.07	—	—
Year Ended 10/31/2015	$6.28	0.20	(0.61)	(0.41)	(0.03)	(0.15)
Year Ended 10/31/2014	$6.40	0.16	(0.17)	(0.01)	(0.01)	(0.10)
Year Ended 10/31/2013	$7.20	0.14	(0.47)	(0.33)	(0.45)	(0.02)
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Global Bond Fund | Semiannual Report 2018

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

—	$5.71	0.35%	1.81% (c)	1.04% (c)	3.61% (c)	15%	$35,976
—	$5.69	(1.90%)	1.59%	1.05% (d)	3.14%	66%	$42,883
—	$5.80	1.40%	1.44%	1.08% (d)	2.88%	129%	$72,222
(0.19)	$5.72	(6.41%)	1.37%	1.08% (d)	3.48%	90%	$89,178
(0.11)	$6.31	0.19%	1.36%	1.08% (d)	2.69%	62%	$121,977
(0.48)	$6.41	(4.89%)	1.33%	1.10% (d)	2.37%	47%	$158,471

—	$5.72	(2.39%)	1.56% (c)	0.79% (c)	3.34% (c)	15%	$61

—	$5.53	0.00%	2.56% (c)	1.79% (c)	2.87% (c)	15%	$1,381
—	$5.53	(2.81%)	2.34%	1.80% (d)	2.39%	66%	$1,583
—	$5.69	0.71%	2.19%	1.83% (d)	2.13%	129%	$2,374
(0.15)	$5.65	(7.14%)	2.12%	1.83% (d)	2.72%	90%	$2,889
(0.10)	$6.24	(0.64%)	2.11%	1.83% (d)	1.94%	62%	$4,319
(0.44)	$6.38	(5.53%)	2.08%	1.85% (d)	1.62%	47%	$6,331

—	$5.76	0.52%	1.54% (c)	0.79% (c)	3.81% (c)	15%	$495
—	$5.73	(1.72%)	1.36%	0.80% (d)	3.42%	66%	$1,251
—	$5.83	1.75%	1.19%	0.83% (d)	3.15%	129%	$2,430
(0.21)	$5.73	(6.15%)	1.12%	0.83% (d)	3.68%	90%	$2,275
(0.11)	$6.32	0.26%	1.11%	0.83% (d)	2.94%	62%	$3,469
(0.50)	$6.42	(4.50%)	1.08%	0.84% (d)	2.65%	47%	$3,264

—	$5.73	0.53%	1.35% (c)	0.61% (c)	4.07% (c)	15%	$1,277
—	$5.70	(1.72%)	1.12%	0.64%	3.38%	66%	$986
—	$5.80	1.75%	0.96%	0.66%	3.32%	129%	$9
(0.22)	$5.70	(5.99%)	0.89%	0.66%	3.92%	90%	$9
(0.12)	$6.29	0.63%	0.83%	0.64%	3.15%	62%	$10
(0.51)	$6.37	(4.75%)	0.79% (c)	0.64% (c)	2.86% (c)	47%	$2

—	$5.65	0.18%	2.05% (c)	1.29% (c)	3.36% (c)	15%	$17
—	$5.64	(2.08%)	1.83%	1.31% (d)	2.88%	66%	$20
—	$5.76	1.23%	1.69%	1.33% (d)	2.65%	129%	$43
(0.18)	$5.69	(6.70%)	1.62%	1.33% (d)	3.31%	90%	$45
(0.11)	$6.28	(0.19%)	1.62%	1.34% (d)	2.46%	62%	$32
(0.47)	$6.40	(4.98%)	1.58%	1.34% (d)	2.16%	47%	$5
Columbia Global Bond Fund | Semiannual Report 2018	25

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class T
Six Months Ended 4/30/2018 (Unaudited)	$5.69	0.10	(0.08)	0.02	—	—
Year Ended 10/31/2017	$5.80	0.18	(0.29)	(0.11)	—	—
Year Ended 10/31/2016	$5.72	0.17	(0.09)	0.08	—	—
Year Ended 10/31/2015	$6.31	0.21	(0.61)	(0.40)	(0.04)	(0.15)
Year Ended 10/31/2014	$6.41	0.17	(0.16)	0.01	(0.01)	(0.10)
Year Ended 10/31/2013	$7.22	0.17	(0.51)	(0.34)	(0.45)	(0.02)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Advisor Class shares commenced operations on March 1, 2018. Per share data and total return reflect activity from that date.
(f)	Rounds to zero.
(g)	Institutional 3 Class shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Global Bond Fund | Semiannual Report 2018

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

—	$5.71	0.35%	1.81% (c)	1.04% (c)	3.63% (c)	15%	$28
—	$5.69	(1.90%)	1.59%	1.05% (d)	3.15%	66%	$29
—	$5.80	1.40%	1.43%	1.08% (d)	2.88%	129%	$43
(0.19)	$5.72	(6.40%)	1.37%	1.08% (d)	3.49%	90%	$53
(0.11)	$6.31	0.19%	1.36%	1.08% (d)	2.69%	62%	$90
(0.47)	$6.41	(5.04%)	1.36%	1.13% (d)	2.38%	47%	$124
Columbia Global Bond Fund | Semiannual Report 2018	27

Notes to Financial Statements
April 30, 2018 (Unaudited)
Note 1. Organization
Columbia Global Bond Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 4.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
Advisor Class shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus. Advisor Class shares commenced operations on March 1, 2018.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.
Institutional Class shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
Institutional 3 Class shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus.
The Fund no longer accepts investments by existing investors in Class K shares. When available, Class K shares were not subject to sales charges and were made available only to existing investors in Class K shares. On March 9, 2018, Class K shares were redeemed or exchanged for Advisor Class shares of the Fund in a tax free transaction that had no impact on fees and expenses paid by the shareholders.
Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.
Class T shares are subject to a maximum front-end sales charge of 2.50% per transaction and must be purchased through financial intermediaries that, by written agreement with Columbia Management Investment Distributors, Inc., are specifically authorized to sell Class T shares.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
28	Columbia Global Bond Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
April 30, 2018 (Unaudited)
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Columbia Global Bond Fund | Semiannual Report 2018	29

Notes to Financial Statements  (continued)
April 30, 2018 (Unaudited)
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
30	Columbia Global Bond Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
April 30, 2018 (Unaudited)
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities and to generate total return through long and short positions versus the U.S. dollar. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the
Columbia Global Bond Fund | Semiannual Report 2018	31

Notes to Financial Statements  (continued)
April 30, 2018 (Unaudited)
CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index and to increase or decrease its credit exposure to a single issuer of debt securities. These instruments may be used for other purposes in future periods. Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payments or receipts by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
32	Columbia Global Bond Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
April 30, 2018 (Unaudited)
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Interest rate swap contracts
The Fund entered into interest rate swap transactions which may include inflation rate swap contracts to manage the duration and yield curve exposure of the Fund versus the benchmark. These instruments may be used for other purposes in future periods. An interest rate swap is an agreement between two parties where there are two flows and payments are made between the two counterparties and the payments are dependent upon changes in an interest rate, inflation rate or inflation index calculated on a nominal amount. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future. The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.
Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at April 30, 2018:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Upfront payments on swap contracts	14,969
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	166,041
Interest rate risk	Net assets — unrealized appreciation on futures contracts	121,661*
Total		302,671

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Net assets — unrealized depreciation on swap contracts	115,901*
Credit risk	Upfront receipts on swap contracts	88,487
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	666,043
Interest rate risk	Net assets — unrealized depreciation on futures contracts	127,338*
Interest rate risk	Net assets — unrealized depreciation on swap contracts	688,465
Total		1,686,234

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
Columbia Global Bond Fund | Semiannual Report 2018	33

Notes to Financial Statements  (continued)
April 30, 2018 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended April 30, 2018:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	(275,046)	(275,046)
Foreign exchange risk	865,864	—	—	865,864
Interest rate risk	—	219,527	(363,780)	(144,253)
Total	865,864	219,527	(638,826)	446,565

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	169,873	169,873
Foreign exchange risk	(248,247)	—	—	(248,247)
Interest rate risk	—	(32,677)	(126,847)	(159,524)
Total	(248,247)	(32,677)	43,026	(237,898)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended April 30, 2018:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	17,393,171
Futures contracts — short	42,472,801
Credit default swap contracts — buy protection	18,017,049
Credit default swap contracts — sell protection	750,000

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	185,540	(398,780)
Interest rate swap contracts	—	(742,372)

*	Based on the ending quarterly outstanding amounts for the six months ended April 30, 2018.
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
34	Columbia Global Bond Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
April 30, 2018 (Unaudited)
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of April 30, 2018:
	Citi ($)	Credit Suisse ($)	Goldman Sachs International ($)	HSBC ($)	Morgan Stanley (a) ($)	Morgan Stanley (a) ($)	Standard Chartered ($)	UBS ($)	Total ($)
Assets
Centrally cleared credit default swap contracts (b)	-	-	-	-	3,855	-	-	-	3,855
Centrally cleared interest rate swap contracts (b)	-	-	-	-	11,223	-	-	-	11,223
Forward foreign currency exchange contracts	-	92,706	-	38,292		35,043	-	-	166,041
OTC credit default swap contracts (c)	14,644	-	-	-	-	-	-	-	14,644
Total assets	14,644	92,706	-	38,292	15,078	35,043	-	-	195,763
Liabilities
Centrally cleared credit default swap contracts (b)	-	-	-	-	1,723	-	-	-	1,723
Forward foreign currency exchange contracts	38,480	263,579	-	147,700		142,210	1,627	72,447	666,043
OTC credit default swap contracts (c)	-	-	93,825	-	-	-	-	-	93,825
Total liabilities	38,480	263,579	93,825	147,700	1,723	142,210	1,627	72,447	761,591
Total financial and derivative net assets	(23,836)	(170,873)	(93,825)	(109,408)	13,355	(107,167)	(1,627)	(72,447)	(565,828)
Total collateral received (pledged) (d)	-	-	-	-	-	-	-	-	-
Net amount (e)	(23,836)	(170,873)	(93,825)	(109,408)	13,355	(107,167)	(1,627)	(72,447)	(565,828)

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.
(c)	Over-the-Counter (OTC) swap contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, upfront payments and upfront receipts.
(d)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(e)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Columbia Global Bond Fund | Semiannual Report 2018	35

Notes to Financial Statements  (continued)
April 30, 2018 (Unaudited)
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
The value of additional securities received as an income payment through a payment in kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
36	Columbia Global Bond Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
April 30, 2018 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.65% to 0.52% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended April 30, 2018 was 0.65% of the Fund’s average daily net assets.
Participating Affiliates
The Investment Manager and its investment advisory affiliates (Participating Affiliates) around the world may coordinate in providing services to their clients. From time to time the Investment Manager (or any affiliated investment subadviser to the Fund, as the case may be) may engage its Participating Affiliates to provide a variety of services such as investment research, investment monitoring, trading and discretionary investment management (including portfolio management) to certain accounts managed by the Investment Manager, including the Fund. These Participating Affiliates will provide services to the Investment Manager (or any affiliated investment subadviser to the Fund as the case may be) either pursuant to subadvisory agreements, personnel-sharing agreements or similar inter-company arrangements and the Fund will pay no additional fees and expenses as a result of any such arrangements.
These Participating Affiliates, like the Investment Manager, are direct or indirect subsidiaries of Ameriprise Financial and are registered with appropriate respective regulators in their home jurisdictions and, where required, the Securities and Exchange Commission and the Commodity Futures Trading Commission in the United States.
Pursuant to some of these arrangements, certain employees of these Participating Affiliates may serve as "associated persons" of the Investment Manager and, in this capacity, subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in the Fund’s prospectus and Statement of Additional Information (SAI), may provide such services to the Fund on behalf of the Investment Manager.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by
Columbia Global Bond Fund | Semiannual Report 2018	37

Notes to Financial Statements  (continued)
April 30, 2018 (Unaudited)
the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Class K and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended April 30, 2018, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.23
Advisor Class	0.22
Class C	0.23
Institutional Class	0.23
Institutional 3 Class	0.01
Class K	0.02 (a)
Class R	0.23
Class T	0.23

(a)	Unannualized.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2018, no minimum account balance fees were charged by the Fund.
Plan administration fees
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services. As a result of all Class K shares of the Fund being redeemed or exchanged for Advisor Class shares, March 9, 2018 was the last day the Fund paid a plan administration fee for Class K shares.
38	Columbia Global Bond Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
April 30, 2018 (Unaudited)
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25%, 1.00%, 0.50% and 0.25% of the Fund’s average daily net assets attributable to Class A, Class C, Class R and Class T shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and 0.25% can be reimbursed for shareholder servicing expenses. For Class R shares, of the 0.50% fee, up to 0.25% can be reimbursed for shareholder servicing expenses. For Class T shares, of the 0.25% fee, up to 0.25% can be reimbursed for distribution and/or shareholder servicing expenses.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $68,000 for Class C shares. This amount is based on the most recent information available as of March 31, 2018, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended April 30, 2018, if any, are listed below:
Amount ($)
Class A	2,343
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	March 1, 2018 through February 28, 2019	Prior to March 1, 2018
Class A	1.04%	1.04%
Advisor Class	0.79	-
Class C	1.79	1.79
Institutional Class	0.79	0.79
Institutional 3 Class	0.60	0.635
Class R	1.29	1.29
Class T	1.04	1.04
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Columbia Global Bond Fund | Semiannual Report 2018	39

Notes to Financial Statements  (continued)
April 30, 2018 (Unaudited)
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At April 30, 2018, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
37,948,000	1,117,000	(2,189,000)	(1,072,000)
The following capital loss carryforwards, determined at October 31, 2017, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
2018 ($)	2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
—	—	1,261,417	1,815,719	3,077,136
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $5,779,356 and $15,803,165, respectively, for the six months ended April 30, 2018, of which $1,993,203 and $2,928,013, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended April 30, 2018.
40	Columbia Global Bond Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
April 30, 2018 (Unaudited)
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), commodity, currency or index or other instrument or asset may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk.
Foreign securities and emerging market countries risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.
Geographic concentration risk
The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. The Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund.
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to
Columbia Global Bond Fund | Semiannual Report 2018	41

Notes to Financial Statements  (continued)
April 30, 2018 (Unaudited)
accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.
Shareholder concentration risk
At April 30, 2018, affiliated shareholders of record owned 82.2% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
42	Columbia Global Bond Fund | Semiannual Report 2018

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
Columbia Global Bond Fund | Semiannual Report 2018	43

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Columbia Global Bond Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2018 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus .com/investor/
SAR153_10_H01_(06/18)

SemiAnnual Report
April 30, 2018
Columbia Absolute Return Currency and Income Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
The year 2017 was an extraordinary year in the financial markets. The S&P 500 Index didn’t experience a single down month and returned over 20%. Continuing this trend, January 2018 marked the fastest start for the index ever. Low volatility, which had been a feature of the U.S. equity market for several years, along with the surge in the S&P 500 Index, drove investor sentiment to very high levels. This arguably set the stage for an overdue correction, which we witnessed in February 2018.
A return to volatility
There have been few periods of market upheaval such as were experienced in the first part of 2018. While investors were taken by surprise by the sudden and pronounced market swings, the return to some level of volatility actually marked a resumption of relatively normal market conditions. Having said that, it’s important to distinguish between a good technical correction where excess enthusiasm in the marketplace is being let out, versus a real change in the underlying fundamentals – things like an underperforming economy or weaker corporate earnings. Our view is that the recent market volatility falls into the former category, and the fundamentals remain strong. We’re continuing to see improvements in global economic activity, and we’re seeing corporate earnings expectations continue to rise – and not just because of tax reform.
Consistency is more important than ever
It’s important to keep in mind that when it comes to long-term investing, it’s the destination, not the journey that matters most. If you have a financial goal that you’ve worked out with your financial advisor, and you have a good asset allocation plan to reach it, it’s a question of sticking with your plan rather than become focused on near-term volatility. Bouts of volatility are normal. After all, it’s hard to cross the ocean without hitting an occasional rough patch. You need to focus on the destination.
One final thought. In weathering volatility, it’s the consistency of the return that is essential. Investors who chase higher returns are usually the first to sell when an investment goes through a bad patch, and they therefore don’t tend to benefit from the recovery. More disciplined investors who perhaps panic less or not at all during periods of volatility, tend to have improved long-term results and are more likely to reach their financial goals. Nothing is more important to us than making sure those who have entrusted us to protect and grow their assets are able to do what matters most to them.
Your success is our priority. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for consistent, sustainable outcomes, no matter the market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Past performance is no guarantee of future results.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2018 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Absolute Return Currency and Income Fund   |  Semiannual Report 2018

Columbia Absolute Return Currency and Income Fund  |  Semiannual Report 2018

Fund at a Glance
(Unaudited)
Investment objective
Columbia Absolute Return Currency and Income Fund (the Fund) seeks to provide shareholders with positive absolute return.
Portfolio management
Nicholas Pifer, CFA
Co-Portfolio Manager
Managed Fund since 2006
Timothy Flanagan, CFA
Co-Portfolio Manager
Managed Fund since 2016
Average annual total returns (%) (for the period ended April 30, 2018)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	06/15/06	5.83	-2.73	3.89	2.60
	Including sales charges		2.68	-5.66	3.26	2.29
Advisor Class*		03/19/13	6.05	-2.37	4.15	2.75
Class C	Excluding sales charges	06/15/06	5.49	-3.42	3.09	1.82
	Including sales charges		4.49	-4.39	3.09	1.82
Institutional Class*		09/27/10	6.05	-2.37	4.16	2.84
Institutional 2 Class*		06/25/14	6.02	-2.45	4.13	2.73
Institutional 3 Class*		02/28/13	6.12	-2.27	4.29	2.82
Class T	Excluding sales charges	12/01/06	5.86	-2.65	3.88	2.56
	Including sales charges		3.21	-5.07	3.35	2.30
FTSE One-Month U.S. Treasury Bill Index			0.66	1.12	0.31	0.26
Returns for Class A shares are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. Returns for Class T shares are shown with and without the maximum initial sales charge of 2.50% per transaction. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The FTSE One-Month U.S. Treasury Bill Index, an unmanaged index, that measures the rate of return for 30-day U.S. Treasury Bills.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Absolute Return Currency and Income Fund | Semiannual Report 2018

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at April 30, 2018)
Asset-Backed Securities — Non-Agency	1.7
Money Market Funds(a)	98.3
Total	100.0

(a)	Includes investments in Money Market Funds (amounting to $40.6 million) which have been segregated to cover obligations relating to the Fund’s investment in derivatives which provide exposure to multiple markets. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Portfolio of Investments and Note 2 to the Notes to Financial Statements.
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at April 30, 2018)
AAA rating	100.0
Total	100.0
Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
Notional market value (in USD) of forward foreign currency contracts exposure (% of net assets) (at April 30, 2018)
Currencies Long
Australian Dollar	106.3
New Zealand Dollar	75.6
Japanese Yen	51.6
British Pound	45.8
Swedish Krona	43.2
Euro	42.5
Swiss Franc	0.2
Currencies Short
Australian Dollar	(0.7)
Japanese Yen	(9.4)
New Zealand Dollar	(11.9)
British Pound	(47.1)
Swiss Franc	(63.5)
Euro	(84.9)
Swedish Krona	(148.0)

Columbia Absolute Return Currency and Income Fund | Semiannual Report 2018	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
November 1, 2017 — April 30, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,058.30	1,016.07	8.98	8.80	1.76
Advisor Class	1,000.00	1,000.00	1,060.50	1,017.36	7.66	7.50	1.50
Class C	1,000.00	1,000.00	1,054.90	1,012.35	12.79	12.52	2.51
Institutional Class	1,000.00	1,000.00	1,060.50	1,017.36	7.66	7.50	1.50
Institutional 2 Class	1,000.00	1,000.00	1,060.20	1,017.46	7.56	7.40	1.48
Institutional 3 Class	1,000.00	1,000.00	1,061.20	1,018.00	7.00	6.85	1.37
Class T	1,000.00	1,000.00	1,058.60	1,016.12	8.93	8.75	1.75
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Management Investment Advisers, LLC and/or certain of its affiliates have contractually agreed to waive certain fees and/or to reimburse certain expenses until February 28, 2019, unless sooner terminated at the sole discretion of the Fund’s Board, such that net expenses, subject to applicable exclusions, will not exceed 1.65% for Class A, 1.40% for Advisor Class, 2.40% for Class C, 1.40% for Institutional Class, 1.32% for Institutional 2 Class, 1.27% for Institutional 3 Class and 1.65% for Class T. Any amounts waived will not be reimbursed by the Fund. This change was effective March 1, 2018. If this change had been in place for the entire six month period ended April 30, 2018, the actual expenses paid would have been $8.42 for Class A, $7.15 for Advisor Class, $12.23 for Class C, $7.15 for Institutional Class, $6.74 for Institutional 2 Class, $6.49 for Institutional 3 Class and $8.42 for Class T; and the hypothetical expenses paid would have been $8.25 for Class A, $7.00 for Advisor Class, $11.98 for Class C, $7.00 for Institutional Class, $6.61 for Institutional 2 Class, $6.36 for Institutional 3 Class and $8.25 for Class T.
4	Columbia Absolute Return Currency and Income Fund | Semiannual Report 2018

Portfolio of Investments
April 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 1.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Northstar Education Finance, Inc.(a)
Series 2007-1 Class A2
3-month USD LIBOR + 0.750% 01/29/2046	3.109%	750,000	723,984
Total Asset-Backed Securities — Non-Agency (Cost $746,953)			723,984

Money Market Funds 97.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.889%(b),(c)	40,665,657	40,661,590
Total Money Market Funds (Cost $40,664,424)		40,661,590
Total Investments in Securities (Cost: $41,411,377)		41,385,574
Other Assets & Liabilities, Net		174,821
Net Assets		41,560,395
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
13,650,000 GBP	19,575,428 USD	Citi	05/16/2018	770,738	—
19,051,892 USD	13,650,000 GBP	Citi	05/16/2018	—	(247,203)
13,267,000 JPY	123,371 USD	Credit Suisse	05/16/2018	1,894	—
413,835,000 JPY	3,786,716 USD	Credit Suisse	05/16/2018	—	(2,489)
21,424,419 USD	2,303,798,000 JPY	Credit Suisse	05/16/2018	—	(330,111)
28,830,000 EUR	35,284,345 USD	HSBC	05/16/2018	432,100	—
6,882,000 NZD	4,926,948 USD	HSBC	05/16/2018	85,063	—
17,673,967 USD	14,624,000 EUR	HSBC	05/16/2018	4,813	—
31,402,581 USD	43,408,000 NZD	HSBC	05/16/2018	—	(862,536)
525,251,000 SEK	61,518,464 USD	Morgan Stanley	05/16/2018	1,470,192	—
17,965,771 USD	152,339,000 SEK	Morgan Stanley	05/16/2018	—	(549,919)
376,000 AUD	285,665 USD	UBS	05/16/2018	2,587	—
20,660,000 CHF	21,434,840 USD	UBS	05/16/2018	561,521	—
4,909,000 CHF	4,956,583 USD	UBS	05/16/2018	—	(3,103)
44,160,511 USD	57,243,000 AUD	UBS	05/16/2018	—	(1,064,049)
67,660 USD	67,000 CHF	UBS	05/16/2018	32	—
Total				3,328,940	(3,059,410)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Absolute Return Currency and Income Fund | Semiannual Report 2018	5

Portfolio of Investments  (continued)
April 30, 2018 (Unaudited)
Notes to Portfolio of Investments
(a)	Variable rate security. The interest rate shown was the current rate as of April 30, 2018.
(b)	The rate shown is the seven-day current annualized yield at April 30, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.889%
	53,613,664	13,147,293	(26,095,300)	40,665,657	(1,141)	(3,100)	320,520	40,661,590
Currency Legend
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Absolute Return Currency and Income Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
April 30, 2018 (Unaudited)
Fair value measurements  (continued)
methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	723,984	—	—	723,984
Money Market Funds	—	—	—	40,661,590	40,661,590
Total Investments in Securities	—	723,984	—	40,661,590	41,385,574
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	3,328,940	—	—	3,328,940
Liability
Forward Foreign Currency Exchange Contracts	—	(3,059,410)	—	—	(3,059,410)
Total	—	993,514	—	40,661,590	41,655,104
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Absolute Return Currency and Income Fund | Semiannual Report 2018	7

Statement of Assets and Liabilities
April 30, 2018 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $746,953)	$723,984
Affiliated issuers (cost $40,664,424)	40,661,590
Unrealized appreciation on forward foreign currency exchange contracts	3,328,940
Receivable for:
Capital shares sold	7,169
Dividends	62,455
Interest	65
Expense reimbursement due from Investment Manager	547
Prepaid expenses	555
Other assets	15,970
Total assets	44,801,275
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	3,059,410
Payable for:
Capital shares purchased	113,916
Management services fees	3,316
Distribution and/or service fees	269
Transfer agent fees	2,668
Compensation of board members	31,863
Other expenses	29,438
Total liabilities	3,240,880
Net assets applicable to outstanding capital stock	$41,560,395
Represented by
Paid in capital	41,284,199
Excess of distributions over net investment income	(327,261)
Accumulated net realized gain	359,730
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	(22,969)
Investments - affiliated issuers	(2,834)
Forward foreign currency exchange contracts	269,530
Total - representing net assets applicable to outstanding capital stock	$41,560,395
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Absolute Return Currency and Income Fund | Semiannual Report 2018

Statement of Assets and Liabilities  (continued)
April 30, 2018 (Unaudited)
Class A
Net assets	$7,569,386
Shares outstanding	731,900
Net asset value per share	$10.34
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$10.66
Advisor Class
Net assets	$1,684,610
Shares outstanding	157,610
Net asset value per share	$10.69
Class C
Net assets	$1,358,343
Shares outstanding	141,432
Net asset value per share	$9.60
Institutional Class
Net assets	$5,660,623
Shares outstanding	529,682
Net asset value per share	$10.69
Institutional 2 Class
Net assets	$32,981
Shares outstanding	3,067
Net asset value per share	$10.75
Institutional 3 Class
Net assets	$25,204,564
Shares outstanding	2,345,549
Net asset value per share	$10.75
Class T
Net assets	$49,888
Shares outstanding	4,847
Net asset value per share	$10.29
Maximum sales charge	2.50%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge per transaction for Class T shares)	$10.55
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Absolute Return Currency and Income Fund | Semiannual Report 2018	9

Statement of Operations
Six Months Ended April 30, 2018 (Unaudited)
Net investment income
Income:
Dividends — affiliated issuers	$320,520
Interest	8,770
Total income	329,290
Expenses:
Management services fees	214,986
Distribution and/or service fees
Class A	10,542
Class C	8,985
Class T	63
Transfer agent fees
Class A	6,076
Advisor Class	1,255
Class C	1,288
Institutional Class	5,043
Institutional 2 Class	93
Institutional 3 Class	1,002
Class T	37
Compensation of board members	6,955
Custodian fees	2,557
Printing and postage fees	7,513
Registration fees	51,435
Audit fees	19,598
Legal fees	3,339
Compensation of chief compliance officer	6
Other	5,054
Total expenses	345,827
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(9,549)
Total net expenses	336,278
Net investment loss	(6,988)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	6,127
Investments — affiliated issuers	(1,141)
Forward foreign currency exchange contracts	436,848
Net realized gain	441,834
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated issuers	(3,100)
Forward foreign currency exchange contracts	2,162,637
Net change in unrealized appreciation (depreciation)	2,159,537
Net realized and unrealized gain	2,601,371
Net increase in net assets resulting from operations	$2,594,383
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Absolute Return Currency and Income Fund | Semiannual Report 2018

Statement of Changes in Net Assets
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations
Net investment loss	$(6,988)	$(399,083)
Net realized gain (loss)	441,834	(678,293)
Net change in unrealized appreciation (depreciation)	2,159,537	(1,911,819)
Net increase (decrease) in net assets resulting from operations	2,594,383	(2,989,195)
Distributions to shareholders
Net realized gains
Class A	—	(496,866)
Advisor Class	—	(18,039)
Class B	—	(808)
Class C	—	(80,266)
Class I	—	(728,412)
Institutional Class	—	(314,080)
Institutional 2 Class	—	(94,357)
Institutional 3 Class	—	(313)
Class T	—	(1,610)
Return of capital
Class A	—	(8,753)
Advisor Class	—	(318)
Class B	—	(14)
Class C	—	(1,414)
Class I	—	(12,869)
Institutional Class	—	(5,535)
Institutional 2 Class	—	(1,662)
Institutional 3 Class	—	(6)
Class T	—	(28)
Total distributions to shareholders	—	(1,765,350)
Decrease in net assets from capital stock activity	(13,427,957)	(9,633,052)
Total decrease in net assets	(10,833,574)	(14,387,597)
Net assets at beginning of period	52,393,969	66,781,566
Net assets at end of period	$41,560,395	$52,393,969
Excess of distributions over net investment income	$(327,261)	$(320,273)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Absolute Return Currency and Income Fund | Semiannual Report 2018	11

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	April 30, 2018 (Unaudited)		October 31, 2017
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	53,340	531,698	402,875	4,296,129
Distributions reinvested	—	—	47,674	494,863
Redemptions	(295,326)	(2,933,016)	(1,424,694)	(15,113,865)
Net decrease	(241,986)	(2,401,318)	(974,145)	(10,322,873)
Advisor Class
Subscriptions	21,858	224,162	153,337	1,684,647
Distributions reinvested	—	—	1,687	18,054
Redemptions	(51,689)	(532,854)	(21,808)	(230,802)
Net increase (decrease)	(29,831)	(308,692)	133,216	1,471,899
Class B
Subscriptions	—	—	504	5,018
Distributions reinvested	—	—	60	582
Redemptions	—	—	(4,071)	(38,981)
Net decrease	—	—	(3,507)	(33,381)
Class C
Subscriptions	509	4,823	97,663	981,303
Distributions reinvested	—	—	7,909	77,030
Redemptions	(128,782)	(1,194,200)	(153,966)	(1,488,133)
Net decrease	(128,273)	(1,189,377)	(48,394)	(429,800)
Class I
Subscriptions	—	—	33,826	382,261
Distributions reinvested	—	—	68,926	740,956
Redemptions	—	—	(2,516,318)	(27,907,112)
Net decrease	—	—	(2,413,566)	(26,783,895)
Institutional Class
Subscriptions	41,577	427,157	1,102,716	12,131,217
Distributions reinvested	—	—	18,178	194,323
Redemptions	(730,822)	(7,479,945)	(1,021,649)	(10,950,546)
Net increase (decrease)	(689,245)	(7,052,788)	99,245	1,374,994
Institutional 2 Class
Subscriptions	8,811	90,808	261,221	2,864,698
Distributions reinvested	—	—	8,895	95,710
Redemptions	(179,389)	(1,813,298)	(415,696)	(4,492,764)
Net decrease	(170,578)	(1,722,490)	(145,580)	(1,532,356)
Institutional 3 Class
Subscriptions	87,207	898,304	2,484,581	27,405,366
Redemptions	(154,864)	(1,646,133)	(72,405)	(770,509)
Net increase (decrease)	(67,657)	(747,829)	2,412,176	26,634,857
Class T
Distributions reinvested	—	—	131	1,354
Redemptions	(549)	(5,463)	(1,330)	(13,851)
Net decrease	(549)	(5,463)	(1,199)	(12,497)
Total net decrease	(1,328,119)	(13,427,957)	(941,754)	(9,633,052)
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Absolute Return Currency and Income Fund | Semiannual Report 2018

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Columbia Absolute Return Currency and Income Fund | Semiannual Report 2018	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Tax return of capital
Class A
Six Months Ended 4/30/2018 (Unaudited)	$9.77	(0.01)	0.58	0.57	—	—	—
Year Ended 10/31/2017	$10.59	(0.09)	(0.46)	(0.55)	—	(0.26)	(0.01)
Year Ended 10/31/2016	$11.83	(0.14)	0.43	0.29	(0.51)	(1.02)	—
Year Ended 10/31/2015	$9.64	(0.16)	2.35	2.19	—	—	—
Year Ended 10/31/2014	$9.75	(0.14)	0.03 (d)	(0.11)	—	—	—
Year Ended 10/31/2013	$10.21	(0.13)	(0.09)	(0.22)	—	(0.24)	—
Advisor Class
Six Months Ended 4/30/2018 (Unaudited)	$10.08	(0.00)	0.61	0.61	—	—	—
Year Ended 10/31/2017	$10.93	(0.05)	(0.51)	(0.56)	—	(0.28)	(0.01)
Year Ended 10/31/2016	$12.15	(0.11)	0.45	0.34	(0.54)	(1.02)	—
Year Ended 10/31/2015	$9.87	(0.14)	2.42	2.28	—	—	—
Year Ended 10/31/2014	$9.97	(0.12)	0.02 (d)	(0.10)	—	—	—
Year Ended 10/31/2013(e)	$10.28	(0.06)	(0.25)	(0.31)	—	—	—
Class C
Six Months Ended 4/30/2018 (Unaudited)	$9.10	(0.05)	0.55	0.50	—	—	—
Year Ended 10/31/2017	$9.94	(0.16)	(0.44)	(0.60)	—	(0.24)	(0.00) (f)
Year Ended 10/31/2016	$11.19	(0.20)	0.40	0.20	(0.43)	(1.02)	—
Year Ended 10/31/2015	$9.19	(0.23)	2.23	2.00	—	—	—
Year Ended 10/31/2014	$9.36	(0.20)	0.03 (d)	(0.17)	—	—	—
Year Ended 10/31/2013	$9.89	(0.20)	(0.09)	(0.29)	—	(0.24)	—
Institutional Class
Six Months Ended 4/30/2018 (Unaudited)	$10.08	(0.00)	0.61	0.61	—	—	—
Year Ended 10/31/2017	$10.92	(0.06)	(0.49)	(0.55)	—	(0.28)	(0.01)
Year Ended 10/31/2016	$12.15	(0.11)	0.44	0.33	(0.54)	(1.02)	—
Year Ended 10/31/2015	$9.88	(0.14)	2.41	2.27	—	—	—
Year Ended 10/31/2014	$9.97	(0.12)	0.03 (d)	(0.09)	—	—	—
Year Ended 10/31/2013	$10.41	(0.11)	(0.09)	(0.20)	—	(0.24)	—
Institutional 2 Class
Six Months Ended 4/30/2018 (Unaudited)	$10.14	(0.01)	0.62	0.61	—	—	—
Year Ended 10/31/2017	$10.99	(0.06)	(0.49)	(0.55)	—	(0.29)	(0.01)
Year Ended 10/31/2016	$12.22	(0.10)	0.43	0.33	(0.54)	(1.02)	—
Year Ended 10/31/2015	$9.92	(0.13)	2.43	2.30	—	—	—
Year Ended 10/31/2014(g)	$9.78	(0.04)	0.18 (d)	0.14	—	—	—
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Absolute Return Currency and Income Fund | Semiannual Report 2018

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

—	$10.34	5.83%	1.80% (c)	1.76% (c)	(0.27%) (c)	0%	$7,569
(0.27)	$9.77	(5.38%)	1.70%	1.70%	(0.89%)	0%	$9,510
(1.53)	$10.59	2.64%	1.68%	1.68%	(1.27%)	0%	$20,632
—	$11.83	22.72%	1.76%	1.67%	(1.51%)	0%	$15,622
—	$9.64	(1.13%)	1.77%	1.66%	(1.50%)	0%	$12,068
(0.24)	$9.75	(2.28%)	1.68%	1.48%	(1.29%)	0%	$20,050

—	$10.69	6.05%	1.55% (c)	1.50% (c)	(0.02%) (c)	0%	$1,685
(0.29)	$10.08	(5.25%)	1.49%	1.49%	(0.49%)	0%	$1,889
(1.56)	$10.93	2.99%	1.43%	1.43%	(1.03%)	0%	$592
—	$12.15	23.10%	1.52%	1.43%	(1.26%)	0%	$369
—	$9.87	(1.00%)	1.54%	1.41%	(1.25%)	0%	$10
—	$9.97	(3.02%)	1.19% (c)	1.19% (c)	(1.03%) (c)	0%	$2

—	$9.60	5.49%	2.55% (c)	2.51% (c)	(1.05%) (c)	0%	$1,358
(0.24)	$9.10	(6.16%)	2.46%	2.46%	(1.60%)	0%	$2,455
(1.45)	$9.94	1.87%	2.43%	2.43%	(2.03%)	0%	$3,163
—	$11.19	21.76%	2.51%	2.42%	(2.26%)	0%	$2,556
—	$9.19	(1.82%)	2.52%	2.41%	(2.25%)	0%	$1,256
(0.24)	$9.36	(3.08%)	2.42%	2.23%	(2.05%)	0%	$2,374

—	$10.69	6.05%	1.54% (c)	1.50% (c)	(0.05%) (c)	0%	$5,661
(0.29)	$10.08	(5.15%)	1.47%	1.47%	(0.58%)	0%	$12,285
(1.56)	$10.92	2.91%	1.42%	1.42%	(1.02%)	0%	$12,231
—	$12.15	22.98%	1.50%	1.42%	(1.27%)	0%	$7,853
—	$9.88	(0.90%)	1.54%	1.41%	(1.25%)	0%	$7,422
(0.24)	$9.97	(2.04%)	1.45%	1.24%	(1.05%)	0%	$4,677

—	$10.75	6.02%	1.48% (c)	1.48% (c)	(0.25%) (c)	0%	$33
(0.30)	$10.14	(5.14%)	1.38%	1.38%	(0.52%)	0%	$1,761
(1.56)	$10.99	2.97%	1.35%	1.35%	(0.94%)	0%	$3,509
—	$12.22	23.18%	1.45%	1.35%	(1.19%)	0%	$388
—	$9.92	1.43%	1.46% (c)	1.33% (c)	(1.08%) (c)	0%	$10
Columbia Absolute Return Currency and Income Fund | Semiannual Report 2018	15

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Tax return of capital
Institutional 3 Class
Six Months Ended 4/30/2018 (Unaudited)	$10.13	0.01	0.61	0.62	—	—	—
Year Ended 10/31/2017	$10.98	(0.03)	(0.51)	(0.54)	—	(0.30)	(0.01)
Year Ended 10/31/2016	$12.20	(0.10)	0.45	0.35	(0.55)	(1.02)	—
Year Ended 10/31/2015	$9.91	(0.12)	2.41	2.29	—	—	—
Year Ended 10/31/2014	$9.98	(0.11)	0.04 (d)	(0.07)	—	—	—
Year Ended 10/31/2013(h)	$10.25	(0.07)	(0.20)	(0.27)	—	—	—
Class T
Six Months Ended 4/30/2018 (Unaudited)	$9.72	(0.01)	0.58	0.57	—	—	—
Year Ended 10/31/2017	$10.54	(0.09)	(0.46)	(0.55)	—	(0.26)	(0.01)
Year Ended 10/31/2016	$11.78	(0.14)	0.43	0.29	(0.51)	(1.02)	—
Year Ended 10/31/2015	$9.60	(0.16)	2.34	2.18	—	—	—
Year Ended 10/31/2014	$9.71	(0.14)	0.03 (d)	(0.11)	—	—	—
Year Ended 10/31/2013	$10.19	(0.12)	(0.12)	(0.24)	—	(0.24)	—

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(e)	Advisor Class shares commenced operations on March 19, 2013. Per share data and total return reflect activity from that date.
(f)	Rounds to zero.
(g)	Institutional 2 Class shares commenced operations on June 25, 2014. Per share data and total return reflect activity from that date.
(h)	Institutional 3 Class shares commenced operations on February 28, 2013. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Absolute Return Currency and Income Fund | Semiannual Report 2018

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

—	$10.75	6.12%	1.42% (c)	1.37% (c)	0.13% (c)	0%	$25,205
(0.31)	$10.13	(5.08%)	1.36%	1.36%	(0.31%)	0%	$24,441
(1.57)	$10.98	3.13%	1.28%	1.28%	(0.89%)	0%	$11
—	$12.20	23.11%	1.35%	1.29%	(1.13%)	0%	$13
—	$9.91	(0.70%)	1.36%	1.28%	(1.11%)	0%	$10
—	$9.98	(2.63%)	1.20% (c)	1.20% (c)	(1.04%) (c)	0%	$2

—	$10.29	5.86%	1.80% (c)	1.75% (c)	(0.26%) (c)	0%	$50
(0.27)	$9.72	(5.40%)	1.71%	1.71%	(0.85%)	0%	$52
(1.53)	$10.54	2.66%	1.67%	1.67%	(1.28%)	0%	$70
—	$11.78	22.71%	1.75%	1.67%	(1.51%)	0%	$83
—	$9.60	(1.13%)	1.77%	1.66%	(1.50%)	0%	$86
(0.24)	$9.71	(2.49%)	1.83%	1.33%	(1.13%)	0%	$123
Columbia Absolute Return Currency and Income Fund | Semiannual Report 2018	17

Notes to Financial Statements
April 30, 2018 (Unaudited)
Note 1. Organization
Columbia Absolute Return Currency and Income Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
Advisor Class shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.
Institutional Class shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
Institutional 2 Class shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus.
Institutional 3 Class shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus.
Class T shares are subject to a maximum front-end sales charge of 2.50% per transaction and must be purchased through financial intermediaries that, by written agreement with Columbia Management Investment Distributors, Inc., are specifically authorized to sell Class T shares.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or
18	Columbia Absolute Return Currency and Income Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
April 30, 2018 (Unaudited)
not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event
Columbia Absolute Return Currency and Income Fund | Semiannual Report 2018	19

Notes to Financial Statements  (continued)
April 30, 2018 (Unaudited)
that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to generate total return through long and short positions versus the U.S. dollar. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
20	Columbia Absolute Return Currency and Income Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
April 30, 2018 (Unaudited)
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at April 30, 2018:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	3,328,940

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	3,059,410
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended April 30, 2018:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)
Foreign exchange risk	436,848

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)
Foreign exchange risk	2,162,637
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended April 30, 2018:
Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Forward foreign currency exchange contracts	4,942,516	5,400,790
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Columbia Absolute Return Currency and Income Fund | Semiannual Report 2018	21

Notes to Financial Statements  (continued)
April 30, 2018 (Unaudited)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of April 30, 2018:
	Citi ($)	Credit Suisse ($)	HSBC ($)	Morgan Stanley ($)	UBS ($)	Total ($)
Assets
Forward foreign currency exchange contracts	770,738	1,894	521,976	1,470,192	564,140	3,328,940
Total assets	770,738	1,894	521,976	1,470,192	564,140	3,328,940
Liabilities
Forward foreign currency exchange contracts	247,203	332,600	862,536	549,919	1,067,152	3,059,410
Total liabilities	247,203	332,600	862,536	549,919	1,067,152	3,059,410
Total financial and derivative net assets	523,535	(330,706)	(340,560)	920,273	(503,012)	269,530
Total collateral received (pledged) (a)	-	-	-	-	-	-
Net amount (b)	523,535	(330,706)	(340,560)	920,273	(503,012)	269,530

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
22	Columbia Absolute Return Currency and Income Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
April 30, 2018 (Unaudited)
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.97% to 0.75% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended April 30, 2018 was 0.97% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
Columbia Absolute Return Currency and Income Fund | Semiannual Report 2018	23

Notes to Financial Statements  (continued)
April 30, 2018 (Unaudited)
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended April 30, 2018, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.14
Advisor Class	0.14
Class C	0.14
Institutional Class	0.14
Institutional 2 Class	0.07
Institutional 3 Class	0.01
Class T	0.14
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2018, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25%, 1.00% and 0.25% of the Fund’s average daily net assets attributable to Class A, Class C and Class T shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses. For Class T shares, of the 0.25% fee, up to 0.25% can be reimbursed for distribution and/or shareholder servicing expenses.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $19,000 for Class C shares. This amount is based on the most recent information available as of March 31, 2018, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
24	Columbia Absolute Return Currency and Income Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
April 30, 2018 (Unaudited)
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended April 30, 2018, if any, are listed below:
Amount ($)
Class A	35
Class C	321
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	March 1, 2018 through February 28, 2019	Prior to March 1, 2018
Class A	1.65%	1.85%
Advisor Class	1.40	1.60
Class C	2.40	2.60
Institutional Class	1.40	1.60
Institutional 2 Class	1.32	1.575
Institutional 3 Class	1.27	1.525
Class T	1.65	1.85
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At April 30, 2018, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
41,411,000	3,329,000	(3,085,000)	244,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Columbia Absolute Return Currency and Income Fund | Semiannual Report 2018	25

Notes to Financial Statements  (continued)
April 30, 2018 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
For the six months ended April 30, 2018, there were no purchases or proceeds from the sale of securities other than short-term investment transactions and derivative activity, if any. Only the amount of long-term security purchases and sales activity, excluding derivatives, impacts the portfolio turnover reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests significantly in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended April 30, 2018.
Note 8. Significant risks
Counterparty risk
Counterparty risk is the risk that a counterparty to a financial instrument entered into by the Fund or held by a special purpose or structured vehicle becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
26	Columbia Absolute Return Currency and Income Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
April 30, 2018 (Unaudited)
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), commodity, currency or index or other instrument or asset may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk.
Foreign currency risk
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short or long periods of time for a number of reasons, including changes in interest rates, imposition of currency controls and economic or political developments in the U.S. or abroad. The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars and vice versa.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Money market fund investment risk
An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. Certain money market funds float their net asset value while others seek to preserve the value of investments at a stable net asset value (typically, $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable net asset value per share, is not guaranteed and it is possible for the Fund to lose money by investing in these and other types of money market funds. If the liquidity of a money market fund’s portfolio deteriorates below certain levels, the money market fund may suspend redemptions (i.e., impose a redemption gate) and thereby prevent the Fund from selling its investment in the money market fund or impose a fee of up to 2% on amounts the Fund redeems from the money market fund (i.e., impose a liquidity fee). These measures may result in an investment loss or prohibit the Fund from redeeming shares when the Investment Manager would otherwise redeem shares. In addition to the fees and expenses that the Fund directly bears, the Fund indirectly bears the fees and expenses of any money market funds in which it invests, including affiliated money market funds. The Fund will also be exposed to the investment risks of the money market fund. To the extent the Fund invests in instruments such as derivatives, the Fund may hold investments, which may be significant, in money market fund shares to cover its obligations resulting from its investments in derivatives. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds.
Columbia Absolute Return Currency and Income Fund | Semiannual Report 2018	27

Notes to Financial Statements  (continued)
April 30, 2018 (Unaudited)
Shareholder concentration risk
At April 30, 2018, affiliated shareholders of record owned 83.3% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted below, there were no items requiring adjustment of the financial statements or additional disclosure.
The Board of Trustees of the Fund has approved a Plan of Liquidation and Termination (the Plan) pursuant to which the Fund will be liquidated and terminated. It is currently anticipated that the Fund will be liquidated in the third quarter of 2018 at which time the Fund’s shareholders will receive a liquidating distribution in an amount equal to the net asset value of their Fund shares.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
28	Columbia Absolute Return Currency and Income Fund | Semiannual Report 2018

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
Columbia Absolute Return Currency and Income Fund | Semiannual Report 2018	29

Columbia Absolute Return Currency and Income Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2018 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus .com/investor/
SAR104_10_H01_(06/18)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	June 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	June 21, 2018

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	June 21, 2018